UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/07

Date of reporting period:	3/31/07

Item 1.            Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Asset Allocation Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 60.9%
CONSUMER DISCRETIONARY – 7.9%
Auto Components – 0.1%
American Axle & Manufacturing Holdings, Inc.	390	10,666
BorgWarner, Inc.	680	51,286
Johnson Controls, Inc.	400	37,848
Modine Manufacturing Co.	400	9,160
Auto Components Total		108,960
Automobiles – 0.3%
DaimlerChrysler AG, Registered Shares	4,900	401,904
Ford Motor Co.	3,500	27,615
Harley-Davidson, Inc.	830	48,762
Suzuki Motor Corp.	8,800	228,513
Automobiles Total		706,794
Distributors – 0.0%
Building Materials Holding Corp.	460	8,331
Distributors Total		8,331
Diversified Consumer Services – 0.2%
Capella Education Co. (a)	520	17,441
Regis Corp.	240	9,689
Sotheby’s (b)	7,792	346,588
Steiner Leisure Ltd. (a)	654	29,417
Strayer Education, Inc.	500	62,500
Diversified Consumer Services Total		465,635
Hotels, Restaurants & Leisure – 1.1%
Ambassadors Group, Inc.	550	18,282
Bob Evans Farms, Inc.	350	12,933
Brinker International, Inc.	880	28,776
California Pizza Kitchen, Inc. (a)	648	21,313
China Travel International	760,000	355,027
Darden Restaurants, Inc.	580	23,890
Hilton Hotels Corp.	2,140	76,954
International Game Technology, Inc.	1,490	60,166
Landry’s Restaurants, Inc.	480	14,208
Las Vegas Sands Corp. (a)	5,897	510,739
McDonald’s Corp.	11,102	500,145
Multimedia Games, Inc. (a)	555	6,605
Pinnacle Entertainment, Inc. (a)	1,069	31,076
Ruth’s Chris Steak House (a)	1,709	34,795
Scientific Games Corp., Class A (a)	1,930	63,362

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Starwood Hotels & Resorts Worldwide, Inc.	9,270	601,159
Vail Resorts, Inc. (a)	130	7,063
WMS Industries, Inc. (a)	810	31,784
Wynn Resorts Ltd.	470	44,584
Yum! Brands, Inc.	820	47,363
Hotels, Restaurants & Leisure Total		2,490,224
Household Durables – 1.4%
American Greetings Corp., Class A	940	21,817
Centex Corp. (b)	7,860	328,391
CSS Industries, Inc.	230	8,620
Ethan Allen Interiors, Inc.	280	9,895
Furniture Brands International, Inc.	720	11,362
Harman International Industries, Inc.	290	27,863
Japan General Estate Co., Ltd.	9,100	233,987
Kimball International, Inc., Class B	580	11,182
Koninklijke Philips Electronics NV	9,797	374,167
Lennar Corp., Class A	7,210	304,334
Makita Corp.	18,800	697,183
Newell Rubbermaid, Inc.	17,790	553,091
Sony Corp., ADR	11,800	595,782
Standard Pacific Corp.	850	17,740
Tempur-Pedic International, Inc.	1,289	33,501
Household Durables Total		3,228,915
Internet & Catalog Retail – 0.0%
Priceline.com, Inc. (a)	830	44,206
Internet & Catalog Retail Total		44,206
Leisure Equipment & Products – 0.0%
Brunswick Corp.	800	25,480
Hasbro, Inc.	1,300	37,206
Polaris Industries, Inc.	700	33,586
Leisure Equipment & Products Total		96,272
Media – 1.4%
4Kids Entertainment, Inc. (a)	510	9,649
Comcast Corp., Class A	9,550	247,822
Dow Jones & Co., Inc.	1,000	34,470
EchoStar Communications Corp., Class A (a)	760	33,007
EMI Group PLC	54,400	243,541

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
Getty Images, Inc. (a)	330	16,048
Grupo Televisa SA, ADR	1,660	49,468
Lamar Advertising Co., Class A	5,940	374,042
National CineMedia, Inc. (a)	670	17,889
NET Servicos de Comunicacao SA, ADR (a)	1,000	13,510
News Corp., Class A	18,000	416,160
Reed Elsevier PLC	59,200	707,717
Regal Entertainment Group, Class A	2,870	57,027
Time Warner, Inc.	36,700	723,724
Viacom, Inc., Class B (a)	8,900	365,879
XM Satellite Radio Holdings, Inc., Class A (a)	1,050	13,566
Media Total		3,323,519
Multiline Retail – 1.3%
99 Cents Only Stores (a)	500	7,365
Federated Department Stores, Inc.	17,768	800,449
Izumi Co. Ltd.	19,000	353,106
J.C. Penney Co., Inc.	6,990	574,298
Nordstrom, Inc.	11,560	611,986
Target Corp.	13,400	794,084
Multiline Retail Total		3,141,288
Specialty Retail – 1.7%
Abercrombie & Fitch Co., Class A	300	22,704
Aeropostale, Inc. (a)	970	39,023
America’s Car-Mart, Inc. (a)	1,010	13,494
Autozone, Inc. (a)	170	21,784
Borders Group, Inc.	350	7,147
Chico’s FAS, Inc. (a)	1,460	35,668
Esprit Holdings Ltd.	53,600	626,311
GameStop Corp., Class A (a)	23,110	752,693
Hibbett Sporting Goods, Inc. (a)	770	22,014
Home Depot, Inc.	6,800	249,832
J Crew Group, Inc. (a)	8,721	350,322
Limited Brands, Inc.	25,100	654,106
Men’s Wearhouse, Inc.	800	37,640
Monro Muffler, Inc.	440	15,444
New York & Co., Inc. (a)	2,640	41,686
Office Depot, Inc. (a)	600	21,084
Payless Shoesource, Inc. (a)	340	11,288

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Rent-A-Center, Inc. (a)	540	15,109
TJX Companies, Inc.	2,160	58,234
United Retail Group, Inc. (a)	500	6,010
Urban Outfitters, Inc. (a)	15,460	409,844
Yamada Denki Co., Ltd.	4,700	437,933
Zale Corp. (a)	360	9,497
Zumiez, Inc. (a)	663	26,599
Specialty Retail Total		3,885,466
Textiles, Apparel & Luxury Goods – 0.4%
Adidas AG	7,000	382,735
Carter’s, Inc. (a)	1,350	34,209
Coach, Inc. (a)	2,588	129,529
CROCS, Inc. (a)	380	17,955
Delta Apparel, Inc.	320	5,568
Hampshire Group Ltd. (a)	594	9,563
Hartmarx Corp. (a)	1,109	8,207
K-Swiss, Inc., Class A	270	7,295
Phillips-Van Heusen Corp.	860	50,568
Polo Ralph Lauren Corp.	3,760	331,444
Stride Rite Corp.	530	8,157
Wolverine World Wide, Inc.	630	17,999
Textiles, Apparel & Luxury Goods Total		1,003,229
CONSUMER DISCRETIONARY TOTAL		18,502,839
CONSUMER STAPLES – 5.4%
Beverages – 1.4%
Coca-Cola Co.	15,900	763,200
Diageo PLC	20,400	413,284
Diageo PLC, ADR	7,208	583,487
Fomento Economico Mexicano SAB de CV, ADR	3,100	342,209
Pepsi Bottling Group, Inc.	2,885	92,003
PepsiCo, Inc.	7,900	502,124
Pernod-Ricard SA	2,600	527,303
Beverages Total		3,223,610
Food & Staples Retailing – 0.6%
Aeon Co., Ltd.	11,600	231,331
Andersons, Inc.	700	31,080
BJ’s Wholesale Club, Inc. (a)	330	11,164

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
CVS Corp.	11,900	406,266
Kroger Co.	20,340	574,605
Sysco Corp.	7,300	246,959
Weis Markets, Inc.	520	23,244
Whole Foods Market, Inc.	200	8,970
Food & Staples Retailing Total		1,533,619
Food Products – 0.9%
American Italian Pasta Co., Class A	160	1,680
Archer-Daniels-Midland Co.	15,800	579,860
Campbell Soup Co.	680	26,486
Danisco A/S	7,325	577,175
Dean Foods Co.	2,060	96,284
Flowers Foods, Inc.	392	11,827
Fresh Del Monte Produce, Inc.	629	12,611
H.J. Heinz Co.	890	41,937
Hershey Co.	1,150	62,859
J & J Snack Foods Corp.	286	11,294
Kraft Foods, Inc., Class A (b)	9,600	303,936
Lancaster Colony Corp.	310	13,699
Lance, Inc.	420	8,501
Maui Land & Pineapple Co., Inc. (a)	280	10,122
McCormick & Co., Inc.	1,000	38,520
Ralcorp Holdings, Inc. (a)	250	16,075
Smithfield Foods, Inc. (a)	900	26,955
Tyson Foods, Inc., Class A	17,700	343,557
Food Products Total		2,183,378
Household Products – 0.6%
Clorox Co.	900	57,321
Colgate-Palmolive Co.	12,800	854,912
Procter & Gamble Co.	8,000	505,280
Household Products Total		1,417,513
Personal Products – 0.6%
Avon Products, Inc.	33,190	1,236,659
Bare Escentuals, Inc. (a)	960	34,435
Estee Lauder Companies, Inc., Class A	1,510	73,764
Physicians Formula Holdings, Inc. (a)	710	13,405
Personal Products Total		1,358,263
Tobacco – 1.3%
Altria Group, Inc.	15,439	1,355,698
Japan Tobacco, Inc.	144	707,536

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Loews Corp. - Carolina Group	13,000	982,930
UST, Inc.	440	25,511
Tobacco Total		3,071,675
CONSUMER STAPLES TOTAL		12,788,058
ENERGY – 5.6%
Energy Equipment & Services – 1.4%
BJ Services Co.	1,480	41,292
Cameron International Corp. (a)	400	25,116
Complete Production Services, Inc. (a)	236	4,699
Diamond Offshore Drilling, Inc.	360	29,142
Dril-Quip, Inc. (a)	640	27,699
ENSCO International, Inc.	5,420	294,848
FMC Technologies, Inc. (a)	550	38,368
GlobalSantaFe Corp.	500	30,840
Grant Prideco, Inc. (a)	570	28,409
Grey Wolf, Inc. (a)	1,620	10,854
Halliburton Co. (b)	16,050	509,427
Horizon Offshore, Inc. (a)	91	1,316
Lone Star Technologies, Inc. (a)	207	13,668
Lufkin Industries, Inc.	369	20,731
National-Oilwell Varco, Inc. (a)	4,795	373,003
Oil States International, Inc. (a)	200	6,418
Rowan Companies, Inc.	1,200	38,964
Schlumberger Ltd.	3,818	263,824
Superior Energy Services, Inc. (a)	922	31,781
Superior Well Services, Inc. (a)	120	2,742
Technip SA, ADR	500	36,450
Tetra Technologies, Inc. (a)	789	19,496
Tidewater, Inc.	700	41,006
Transocean, Inc. (a)	7,800	637,260
TriCo Marine Services, Inc. (a)	410	15,277
Universal Compression Holdings, Inc. (a)	280	18,950
Weatherford International Ltd. (a)	15,500	699,050
Energy Equipment & Services Total		3,260,630
Oil, Gas & Consumable Fuels – 4.2%
Alpha Natural Resources, Inc. (a)	480	7,502
Arena Resources, Inc. (a)	640	32,077
Aurora Oil & Gas Corp. (a)	1,220	3,184

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Berry Petroleum Co., Class A	1,020	31,273
Bill Barrett Corp. (a)	630	20,418
Bois d’Arc Energy, Inc. (a)	382	5,054
Cameco Corp.	620	25,383
Carrizo Oil & Gas, Inc. (a)	860	30,066
Chesapeake Energy Corp.	1,150	35,512
Comstock Resources, Inc. (a)	170	4,655
ConocoPhillips	10,272	702,091
Denbury Resources, Inc. (a)	1,800	53,622
Devon Energy Corp.	7,000	484,540
Exxon Mobil Corp.	24,537	1,851,317
Harvest Natural Resources, Inc. (a)	950	9,253
Helix Energy Solutions Group, Inc. (a)	810	30,205
Hess Corp.	20,475	1,135,748
Newfield Exploration Co. (a)	9,400	392,074
Nordic American Tanker Shipping	326	11,817
Occidental Petroleum Corp.	17,500	862,925
Peabody Energy Corp.	10,540	424,130
Petroplus Holdings AG (a)	515	36,660
Range Resources Corp.	1,700	56,780
Southwestern Energy Co. (a)	8,534	349,723
Statoil ASA	24,224	659,571
Stone Energy Corp. (a)	220	6,532
Sunoco, Inc.	340	23,950
Swift Energy Co. (a)	150	6,265
Tesoro Corp.	400	40,172
Total SA	8,893	623,091
Valero Energy Corp.	13,700	883,513
Western Refining, Inc.	299	11,667
Williams Companies, Inc.	18,100	515,126
World Fuel Services Corp.	680	31,457
XTO Energy, Inc.	8,320	456,019
Oil, Gas & Consumable Fuels Total		9,853,372
ENERGY TOTAL		13,114,002
FINANCIALS – 12.0%
Capital Markets – 2.4%
Affiliated Managers Group, Inc. (a)	870	94,264
Deutsche Bank AG, Registered Shares (b)	2,700	363,258
E*TRADE Financial Corp. (a)	1,100	23,342
GFI Group, Inc. (a)	720	48,938

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Goldman Sachs Group, Inc.	2,600	537,238
HFF, Inc., Class A (a)	342	5,130
Investment Technology Group, Inc. (a)	530	20,776
Lazard Ltd., Class A	690	34,624
Mediobanca SpA	15,037	334,853
Merrill Lynch & Co., Inc.	23,763	1,940,724
Nomura Holdings, Inc.	16,200	337,500
Piper Jaffray Companies, Inc. (a)	250	15,485
State Street Corp.	22,800	1,476,300
T. Rowe Price Group, Inc.	1,400	66,066
Thomas Weisel Partners Group, Inc. (a)	492	9,358
UBS AG, Registered Shares	5,900	350,558
Waddell & Reed Financial, Inc., Class A	380	8,862
Capital Markets Total		5,667,276
Commercial Banks – 4.4%
Alabama National Bancorporation	150	10,621
BancFirst Corp.	192	8,899
BancTrust Financial Group, Inc.	480	10,157
Bank of Granite Corp.	678	12,150
Bank of Hawaii Corp.	900	47,727
Barclays PLC, ADR (b)	8,500	483,990
Bryn Mawr Bank Corp.	458	10,603
Capitol Bancorp Ltd.	382	14,077
Central Pacific Financial Corp.	270	9,874
Chemical Financial Corp.	490	14,597
Citizens Banking Corp.	560	12,410
City Holding Co.	220	8,899
City National Corp.	900	66,240
Columbia Banking System, Inc.	770	25,972
Comerica, Inc.	1,300	76,856
Community Trust Bancorp, Inc.	296	10,724
Cullen/Frost Bankers, Inc.	900	47,097
Depfa Bank PLC	27,983	499,785
Deutsche Postbank AG	4,600	401,078
East West Bancorp, Inc.	481	17,686
First Citizens BancShares, Inc., Class A	43	8,643
First Financial Corp.	360	11,142

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
First Midwest Bancorp, Inc.	430	15,802
First National Bank of Alaska	4	8,640
KeyCorp	1,700	63,699
Marshall & Ilsley Corp.	12,444	576,282
Mass Financial Corp., Class A (a)	1,170	3,276
Merchants Bancshares, Inc.	390	8,927
Mitsubishi UFJ Financial Group, Inc.	76	857,773
National Bank of Greece SA	12,688	672,886
Northrim BanCorp, Inc.	381	11,259
Park National Corp.	90	8,471
PNC Financial Services Group, Inc.	9,865	709,984
Raiffeisen International Bank Holding AG	3,300	464,547
S&T Bancorp, Inc.	367	12,126
Sandy Spring Bancorp, Inc.	230	7,967
South Financial Group, Inc.	450	11,124
Sterling Bancorp NY	530	9,593
Sterling Bancshares, Inc.	1,165	13,025
Sterling Financial Corp.	280	8,733
SunTrust Banks, Inc.	4,639	385,223
Susquehanna Bancshares, Inc.	570	13,218
SVB Financial Group (a)	800	38,872
Swedbank AB, Class A	16,100	563,735
Taylor Capital Group, Inc.	370	12,950
TCF Financial Corp.	2,000	52,720
TriCo Bancshares	187	4,426
Trustmark Corp.	270	7,571
U.S. Bancorp (b)	33,493	1,171,250
UMB Financial Corp.	500	18,880
UniCredito Italiano SpA	45,658	434,570
Wachovia Corp.	19,695	1,084,210
Wells Fargo & Co.	31,974	1,100,865
Whitney Holding Corp.	580	17,736
Zions Bancorporation	1,235	104,382
Commercial Banks Total		10,283,949
Consumer Finance – 0.0%
Advance America Cash Advance Centers, Inc.	1,320	20,315
Advanta Corp., Class B	360	15,782
Cash America International, Inc.	680	27,880

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – (continued)
First Cash Financial Services, Inc. (a)	2,010	44,783
Consumer Finance Total		108,760
Diversified Financial Services – 1.7%
Chicago Mercantile Exchange Holdings, Inc., Class A	71	37,805
CIT Group, Inc.	11,200	592,704
Citigroup, Inc.	31,947	1,640,159
Financial Federal Corp.	222	5,843
IntercontinentalExchange, Inc. (a)	210	25,664
International Securities Exchange Holdings, Inc.	180	8,784
JPMorgan Chase & Co.	34,881	1,687,543
Medallion Financial Corp.	1,064	12,172
Nymex Holdings, Inc. (a)	258	35,026
Diversified Financial Services Total		4,045,700
Insurance – 2.5%
ACE Ltd.	7,300	416,538
Ambac Financial Group, Inc.	14,125	1,220,259
American International Group, Inc.	10,906	733,101
American Physicians Capital, Inc. (a)	355	14,228
AXA SA	6,900	292,559
Axis Capital Holdings Ltd.	1,511	51,163
Baldwin & Lyons, Inc., Class B	378	9,620
CNA Surety Corp. (a)	710	14,981
Commerce Group, Inc.	540	16,222
Delphi Financial Group, Inc., Class A	520	20,920
Genworth Financial, Inc., Class A	17,200	600,968
Harleysville Group, Inc.	290	9,422
Hartford Financial Services Group, Inc.	4,632	442,727
Horace Mann Educators Corp.	780	16,029
KMG America Corp. (a)	1,947	9,015
Loews Corp.	1,100	49,973
National Western Life Insurance Co., Class A (a)	27	6,610
Navigators Group, Inc. (a)	496	24,884
Old Republic International Corp.	2,200	48,664
Phoenix Companies, Inc.	1,090	15,129
Platinum Underwriters Holdings Ltd.	1,000	32,080
ProAssurance Corp. (a)	482	24,654
ProCentury Corp.	892	20,694

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Prudential Financial, Inc.	10,000	902,600
Prudential PLC	33,600	474,409
RLI Corp.	254	13,952
Security Capital Assurance Ltd.	610	17,220
United America Indemnity Ltd., Class A (a)	710	16,472
W.R. Berkley Corp.	11,600	384,192
Insurance Total		5,899,285
Real Estate Investment Trusts (REITs) – 0.8%
Alexandria Real Estate Equities, Inc.	543	54,501
Archstone-Smith Trust	4,524	245,563
Boston Properties, Inc.	300	35,220
CapitalSource, Inc.	1,510	37,946
Colonial Properties Trust	230	10,504
Corporate Office Properties Trust	160	7,309
Crescent Real Estate Equities Co.	840	16,850
Equity One, Inc.	380	10,070
Equity Residential Property Trust	800	38,584
Franklin Street Properties Corp.	788	15,114
General Growth Properties, Inc.	8,325	537,545
Getty Realty Corp.	420	12,071
Healthcare Realty Trust, Inc.	430	16,039
Highland Hospitality Corp.	830	14,774
Home Properties, Inc.	166	8,767
iStar Financial, Inc.	1,080	50,576
Lexington Corporate Properties Trust	685	14,474
Mid-America Apartment Communities, Inc.	160	9,002
Plum Creek Timber Co., Inc.	8,598	338,933
Potlatch Corp.	330	15,107
ProLogis	4,500	292,185
Strategic Hotels & Resorts, Inc.	480	10,978
Sun Communities, Inc.	380	11,788
Universal Health Realty Income Trust	300	10,725
Urstadt Biddle Properties, Inc., Class A	620	12,127
Washington Real Estate Investment Trust	420	15,716
Real Estate Investment Trusts (REITs) Total		1,842,468
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc., Class A (a)	830	28,369

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – (continued)
Jones Lang LaSalle, Inc.	500	52,140
Real Estate Management & Development Total		80,509
Thrifts & Mortgage Finance – 0.2%
Corus Bankshares, Inc.	816	13,921
IndyMac Bancorp, Inc.	570	18,269
PMI Group, Inc.	1,000	45,220
TrustCo Bank Corp. NY	840	8,047
Washington Federal, Inc.	300	7,038
Washington Mutual, Inc.	7,900	319,002
Thrifts & Mortgage Finance Total		411,497
FINANCIALS TOTAL		28,339,444
HEALTH CARE – 6.9%
Biotechnology – 0.5%
Applera Corp. - Celera Group (a)	800	11,360
BioMarin Pharmaceuticals, Inc. (a)	1,010	17,433
Celgene Corp. (a)	7,810	409,713
Cephalon, Inc. (a)	380	27,060
Digene Corp. (a)	750	31,807
Genentech, Inc. (a)	4,500	369,540
ImClone Systems, Inc. (a)	180	7,339
Isis Pharmaceuticals, Inc. (a)	18,200	168,714
Lifecell Corp. (a)	1,020	25,469
Medimmune, Inc. (a)	800	29,112
Metabolix, Inc. (a)	473	7,866
Omrix Biopharmaceuticals, Inc. (a)	760	29,085
OSI Pharmaceuticals, Inc. (a)	310	10,230
Regeneron Pharmaceuticals, Inc. (a)	990	21,404
Senomyx, Inc. (a)	1,016	12,578
Theravance, Inc. (a)	440	12,980
Vertex Pharmaceuticals, Inc. (a)	503	14,104
Biotechnology Total		1,205,794
Health Care Equipment & Supplies – 1.0%
Analogic Corp.	150	9,432
Beckman Coulter, Inc.	900	57,501
Cytyc Corp. (a)	14,040	480,308
Dade Behring Holdings, Inc.	680	29,818
DJO, Inc. (a)	1,010	38,279
Gen-Probe, Inc. (a)	510	24,011

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Greatbatch, Inc. (a)	280	7,140
Haemonetics Corp. (a)	587	27,442
Hologic, Inc. (a)	1,293	74,529
Hospira, Inc. (a)	1,275	52,147
Intuitive Surgical, Inc. (a)	250	30,392
Kinetic Concepts, Inc. (a)	310	15,698
Kyphon, Inc. (a)	630	28,438
Medtronic, Inc.	14,100	691,746
Mentor Corp.	559	25,714
Meridian Bioscience, Inc.	1,283	35,616
ResMed, Inc. (a)	706	35,561
St. Jude Medical, Inc. (a)	1,090	40,995
STERIS Corp.	730	19,389
Varian Medical Systems, Inc. (a)	736	35,100
Viasys Healthcare, Inc. (a)	250	8,498
Vital Signs, Inc.	120	6,238
West Pharmaceutical Services, Inc.	197	9,147
Zimmer Holdings, Inc. (a)	7,500	640,575
Health Care Equipment & Supplies Total		2,423,714
Health Care Providers & Services – 1.9%
Aetna, Inc.	8,172	357,852
Amedisys, Inc. (a)	3	97
AMN Healthcare Services, Inc. (a)	710	16,060
CIGNA Corp. (a)(b)	2,727	389,034
Community Health Systems, Inc. (a)	1,000	35,250
Coventry Health Care, Inc. (a)	455	25,503
Cross Country Healthcare, Inc. (a)	680	12,396
DaVita, Inc. (a)	800	42,656
Express Scripts, Inc. (a)	570	46,010
Gentiva Health Services, Inc. (a)	710	14,321
Henry Schein, Inc. (a)	590	32,556
Hooper Holmes, Inc. (a)	1,160	5,185
Humana, Inc. (a)	500	29,010
Kindred Healthcare, Inc. (a)	620	20,324
Laboratory Corp. of America Holdings (a)	7,690	558,525
Manor Care, Inc.	580	31,529
McKesson Corp.	20,120	1,177,825
Medco Health Solutions, Inc. (a)	530	38,441
Owens & Minor, Inc.	340	12,488
Pediatrix Medical Group, Inc. (a)	1,413	80,626

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Psychiatric Solutions, Inc. (a)	1,455	58,651
Quest Diagnostics, Inc.	866	43,187
RehabCare Group, Inc. (a)	300	4,761
Res-Care, Inc. (a)	700	12,250
Rhoen-Klinikum AG	4,800	286,043
Symbion, Inc. (a)	1,820	35,690
U.S. Physical Therapy, Inc. (a)	410	5,707
UnitedHealth Group, Inc.	15,000	794,550
Universal Health Services, Inc., Class B	500	28,630
WellPoint, Inc. (a)	3,200	259,520
Health Care Providers & Services Total		4,454,677
Health Care Technology – 0.0%
IMS Health, Inc.	600	17,796
Health Care Technology Total		17,796
Life Sciences Tools & Services – 0.7%
Bio-Rad Laboratories, Inc., Class A (a)	190	13,270
Covance, Inc. (a)	330	19,582
Dionex Corp. (a)	670	45,634
Exelixis, Inc. (a)	1,510	15,009
ICON PLC, ADR (a)	640	27,264
Illumina, Inc. (a)	436	12,775
Invitrogen Corp. (a)	270	17,185
Millipore Corp. (a)	500	36,235
Nektar Therapeutics (a)	1,480	19,329
PAREXEL International Corp. (a)	520	18,704
Pharmaceutical Product Development, Inc.	820	27,626
Thermo Fisher Scientific, Inc. (a)	24,165	1,129,714
Varian, Inc. (a)	1,260	73,408
Ventana Medical Systems, Inc. (a)	858	35,950
Waters Corp. (a)	820	47,560
Life Sciences Tools & Services Total		1,539,245
Pharmaceuticals – 2.8%
Abbott Laboratories	12,600	703,080
Allergan, Inc.	680	75,358
Alpharma, Inc., Class A (a)	480	11,558
Forest Laboratories, Inc. (a)	450	23,148
Hi-Tech Pharmacal Co., Inc. (a)	1,194	13,313
Johnson & Johnson	20,100	1,211,226

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Merck & Co., Inc.	32,700	1,444,359
Mylan Laboratories, Inc.	3,184	67,310
Novartis AG, ADR	6,921	378,094
Novartis AG, Registered Shares	8,368	479,982
Novo-Nordisk A/S, Class B	5,099	465,311
Pfizer, Inc.	53,111	1,341,584
Sanofi-Aventis	4,978	432,906
Sciele Pharma, Inc. (a)	340	8,051
Pharmaceuticals Total		6,655,280
HEALTH CARE TOTAL		16,296,506
INDUSTRIALS – 7.5%
Aerospace & Defense – 2.3%
AAR Corp. (a)	650	17,914
Alliant Techsystems, Inc. (a)	340	29,893
BE Aerospace, Inc. (a)	2,443	77,443
Boeing Co.	16,900	1,502,579
Esterline Technologies Corp. (a)	450	18,482
L-3 Communications Holdings, Inc.	17,400	1,521,978
Moog, Inc., Class A (a)	220	9,163
Precision Castparts Corp.	5,050	525,453
Rockwell Collins, Inc.	910	60,906
Rolls-Royce Group PLC	33,800	328,742
Spirit Aerosystems Holdings, Inc., Class A (a)	1,658	52,807
United Technologies Corp.	18,462	1,200,030
Aerospace & Defense Total		5,345,390
Air Freight & Logistics – 0.0%
C.H. Robinson Worldwide, Inc.	830	39,633
UTI Worldwide, Inc.	1,424	35,002
Air Freight & Logistics Total		74,635
Airlines – 0.2%
AirTran Holdings, Inc. (a)	720	7,394
Continental Airlines, Inc., Class B (a)	10,500	382,095
Copa Holdings SA, Class A	1,083	55,764
Gol Linhas Aereas Inteligentes SA, ADR	840	25,561
JetBlue Airways Corp. (a)	825	9,496
Skywest, Inc.	490	13,147
Airlines Total		493,457
Building Products – 0.0%
Goodman Global, Inc. (a)	423	7,453

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Building Products – (continued)
Lennox International, Inc.	300	10,710
NCI Building Systems, Inc. (a)	400	19,096
Universal Forest Products, Inc.	140	6,937
Building Products Total		44,196
Commercial Services & Supplies – 0.7%
ABM Industries, Inc.	350	9,237
Casella Waste Systems, Inc., Class A (a)	680	6,637
CBIZ, Inc. (a)	610	4,331
Cenveo, Inc. (a)	710	17,253
Consolidated Graphics, Inc. (a)	400	29,620
Corporate Executive Board Co.	550	41,778
Dun & Bradstreet Corp.	330	30,096
Equifax, Inc. (b)	19,050	694,372
FTI Consulting, Inc. (a)	790	26,536
Fuel Tech, Inc. (a)	500	12,325
Healthcare Services Group, Inc.	566	16,216
Herman Miller, Inc.	930	31,146
IHS, Inc., Class A (a)	1,141	46,907
IKON Office Solutions, Inc.	530	7,616
Interface, Inc., Class A	1,875	29,981
Korn/Ferry International (a)	470	10,782
Mobile Mini, Inc. (a)	330	8,837
Monster Worldwide, Inc. (a)	730	34,580
Navigant Consulting, Inc. (a)	520	10,275
Pike Electric Corp. (a)	1,410	25,493
Resources Connection, Inc. (a)	560	17,914
Robert Half International, Inc.	940	34,789
SAIC, Inc. (a)	1,183	20,490
Stericycle, Inc. (a)	270	22,005
TeleTech Holdings, Inc. (a)	740	27,151
United Stationers, Inc. (a)	220	13,182
Waste Connections, Inc. (a)	1,395	41,766
Waste Management, Inc.	11,300	388,833
Commercial Services & Supplies Total		1,660,148
Construction & Engineering – 0.3%
Chiyoda Corp.	27,000	592,286
EMCOR Group, Inc. (a)	300	17,694
Infrasource Services, Inc. (a)	900	27,477

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – (continued)
Jacobs Engineering Group, Inc. (a)	1,200	55,980
KHD Humboldt Wedag International Ltd.	901	36,671
Quanta Services, Inc. (a)	1,520	38,334
Washington Group International, Inc. (a)	150	9,963
Construction & Engineering Total		778,405
Electrical Equipment – 1.6%
ABB Ltd., ADR	30,416	522,547
Alstom (a)	2,200	285,511
Belden CDT, Inc.	300	16,077
Cooper Industries Ltd., Class A	900	40,491
Dongfang Electrical Machinery Co., Ltd., Class H	198,000	823,575
Emerson Electric Co.	12,800	551,552
Gamesa Corp. Tecnologica SA	6,165	223,182
General Cable Corp. (a)	1,068	57,063
Genlyte Group, Inc. (a)	280	19,754
Rockwell Automation, Inc.	440	26,343
Roper Industries, Inc.	560	30,733
Schneider Electric SA	3,718	471,059
Vestas Wind Systems A/S	9,646	540,428
Woodward Governor Co.	510	20,997
Electrical Equipment Total		3,629,312
Industrial Conglomerates – 1.1%
General Electric Co.	55,696	1,969,411
McDermott International, Inc. (a)	750	36,735
Siemens AG, Registered Shares	5,780	617,851
Textron, Inc.	550	49,390
Industrial Conglomerates Total		2,673,387
Machinery – 1.0%
Barnes Group, Inc.	1,888	43,443
Briggs & Stratton Corp.	380	11,723
Caterpillar, Inc.	9,100	609,973
Eaton Corp.	6,200	518,072
EnPro Industries, Inc. (a)	490	17,665
Gardner Denver, Inc. (a)	144	5,018
Harsco Corp.	1,300	58,318
Japan Steel Works Ltd.	58,000	697,437
Joy Global, Inc.	1,395	59,845

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Kadant, Inc. (a)	212	5,376
Kennametal, Inc.	900	60,849
Parker Hannifin Corp.	700	60,417
Terex Corp. (a)	580	41,621
Timken Co.	247	7,487
Valmont Industries, Inc.	560	32,385
Wabtec Corp.	1,018	35,111
Machinery Total		2,264,740
Marine – 0.1%
Alexander & Baldwin, Inc.	900	45,396
American Commercial Lines, Inc. (a)	1,456	45,791
Kirby Corp. (a)	800	27,984
Marine Total		119,171
Road & Rail – 0.2%
Amerco, Inc. (a)	140	9,799
Canadian Pacific Railway Ltd.	700	39,515
CSX Corp.	380	15,219
Dollar Thrifty Automotive Group, Inc. (a)	150	7,656
East Japan Railway Co.	49	381,721
Genesee & Wyoming, Inc., Class A (a)	280	7,451
Heartland Express, Inc.	530	8,416
Ryder System, Inc.	210	10,361
Werner Enterprises, Inc.	970	17,625
Road & Rail Total		497,763
Trading Companies & Distributors – 0.0%
Kaman Corp.	430	10,023
Watsco, Inc.	370	18,896
WESCO International, Inc. (a)	290	18,206
Trading Companies & Distributors Total		47,125
Transportation Infrastructure – 0.0%
Interpool, Inc.	416	10,159
Transportation Infrastructure Total		10,159
INDUSTRIALS TOTAL		17,637,888
INFORMATION TECHNOLOGY – 8.9%
Communications Equipment – 1.6%
Anaren, Inc. (a)	1,410	24,830
Andrew Corp. (a)	610	6,460
AudioCodes Ltd. (a)	2,378	16,075

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Black Box Corp.	191	6,979
Cisco Systems, Inc. (a)	56,980	1,454,700
CommScope, Inc. (a)	7,710	330,759
Corning, Inc. (a)	14,400	327,456
Dycom Industries, Inc. (a)	590	15,376
F5 Networks, Inc. (a)	390	26,005
Harris Corp.	1,000	50,950
NICE Systems Ltd., ADR (a)	518	17,622
Nokia Oyj	19,025	437,893
Polycom, Inc. (a)	1,200	39,996
Powerwave Technologies, Inc. (a)	1,880	10,697
QUALCOMM, Inc.	13,900	592,974
Research In Motion Ltd. (a)	1,800	245,682
Riverbed Technology, Inc. (a)	1,340	37,038
Tellabs, Inc. (a)	1,980	19,602
Tollgrade Communications, Inc. (a)	490	6,154
Communications Equipment Total		3,667,248
Computers & Peripherals – 1.7%
Apple Computer, Inc. (a)	9,900	919,809
Brocade Communications Systems, Inc. (a)	560	5,331
Dell, Inc. (a)	16,400	380,644
Diebold, Inc.	600	28,626
Electronics for Imaging, Inc. (a)	560	13,132
EMC Corp.	42,800	592,780
Emulex Corp. (a)	530	9,694
Hewlett-Packard Co.	31,860	1,278,861
Imation Corp.	180	7,268
International Business Machines Corp.	5,900	556,134
Komag, Inc. (a)	880	28,802
Mobility Electronics, Inc. (a)	811	2,522
NCR Corp. (a)	300	14,331
Network Appliance, Inc. (a)	1,710	62,449
SanDisk Corp. (a)	950	41,610
Western Digital Corp. (a)	970	16,306
Computers & Peripherals Total		3,958,299
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)	27,300	919,737
Agilysys, Inc.	380	8,539
Amphenol Corp., Class A	430	27,765
Anixter International, Inc. (a)	280	18,463

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
Arrow Electronics, Inc. (a)	1,400	52,850
AU Optronics Corp., ADR	23,895	341,698
Benchmark Electronics, Inc. (a)	580	11,983
Brightpoint, Inc. (a)	1,210	13,842
Coherent, Inc. (a)	240	7,618
Daktronics, Inc.	860	23,598
FLIR Systems, Inc. (a)	1,340	47,798
Itron, Inc. (a)	170	11,057
L-1 Identity Solutions, Inc. (a)	2,020	33,350
Mettler-Toledo International, Inc. (a)	500	44,785
MTS Systems Corp.	340	13,206
NAM TAI Electronics, Inc.	780	10,101
Tektronix, Inc.	920	25,907
Trimble Navigation Ltd. (a)	11,520	309,197
Vishay Intertechnology, Inc. (a)	1,030	14,399
Electronic Equipment & Instruments Total		1,935,893
Internet Software & Services – 1.5%
Akamai Technologies, Inc. (a)	4,900	244,608
aQuantive, Inc. (a)	969	27,045
Baidu.com, Inc., ADR (a)(b)	1,820	175,721
CNET Networks, Inc. (a)	2,430	21,165
eBay, Inc. (a)	27,000	895,050
Equinix, Inc. (a)	624	53,433
Google, Inc., Class A (a)	2,437	1,116,536
Perficient, Inc. (a)	950	18,791
SINA Corp. (a)	270	9,075
Sohu.com, Inc. (a)	577	12,365
ValueClick, Inc. (a)	550	14,372
Yahoo!, Inc. (a)	31,000	969,990
Internet Software & Services Total		3,558,151
IT Services – 0.4%
Acxiom Corp.	336	7,187
Alliance Data Systems Corp. (a)	920	56,690
CheckFree Corp. (a)	450	16,690
Cognizant Technology Solutions Corp., Class A (a)	7,180	633,779
CSG Systems International, Inc. (a)	177	4,429
Euronet Worldwide, Inc. (a)	630	16,922
Fiserv, Inc. (a)	790	41,917

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
Global Payments, Inc.	1,271	43,290
MAXIMUS, Inc.	210	7,241
MPS Group, Inc. (a)	3,480	49,242
Paychex, Inc.	1,030	39,006
SRA International, Inc., Class A (a)	610	14,860
VeriFone Holdings, Inc. (a)	490	17,998
IT Services Total		949,251
Semiconductors & Semiconductor Equipment – 1.7%
Actel Corp. (a)	617	10,193
Advanced Energy Industries, Inc. (a)	350	7,364
ARM Holdings PLC	165,100	435,355
Asyst Technologies, Inc. (a)	752	5,287
Atheros Communications, Inc. (a)	1,365	32,664
ATMI, Inc. (a)	160	4,891
Broadcom Corp., Class A (a)	940	30,146
Brooks Automation, Inc. (a)	307	5,265
Cabot Microelectronics Corp. (a)	140	4,691
Cymer, Inc. (a)	590	24,514
Exar Corp. (a)	580	7,679
Fairchild Semiconductor International, Inc. (a)(b)	23,050	385,396
FEI Co. (a)	1,392	50,195
FormFactor, Inc. (a)	655	29,311
Intel Corp.	38,800	742,244
Intersil Corp., Class A	13,680	362,383
KLA-Tencor Corp.	1,080	57,586
Lam Research Corp. (a)	420	19,883
Marvell Technology Group Ltd. (a)	1,750	29,417
MEMC Electronic Materials, Inc. (a)	9,722	588,959
Microsemi Corp. (a)	800	16,648
Netlogic Microsystems, Inc. (a)	366	9,743
NVIDIA Corp. (a)	8,970	258,157
OmniVision Technologies, Inc. (a)	278	3,603
Samsung Electronics Co. Ltd., GDR (c)	939	285,691
Sigmatel, Inc. (a)	1,360	4,270
Standard Microsystems Corp. (a)	390	11,911
Tessera Technologies, Inc. (a)	1,374	54,603
Texas Instruments, Inc.	15,300	460,530
Varian Semiconductor Equipment Associates, Inc. (a)	155	8,274

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Veeco Instruments, Inc. (a)	300	5,850
Verigy Ltd. (a)	744	17,462
Semiconductors & Semiconductor Equipment Total		3,970,165
Software – 1.2%
Activision, Inc. (a)	3,206	60,722
Adobe Systems, Inc. (a)	10,500	437,850
Amdocs Ltd. (a)	620	22,618
ANSYS, Inc. (a)	780	39,601
Aspen Technology, Inc. (a)	2,980	38,740
Autodesk, Inc. (a)	1,272	47,827
BMC Software, Inc. (a)	900	27,711
Cadence Design Systems, Inc. (a)	1,300	27,378
Captaris, Inc. (a)	1,200	6,948
CDC Corp., Class A (a)	1,340	12,114
Citrix Systems, Inc. (a)	1,166	37,347
Electronic Arts, Inc. (a)	5,400	271,944
FactSet Research Systems, Inc.	260	16,341
Intuit, Inc. (a)	1,464	40,055
Lawson Software, Inc. (a)	480	3,883
Macrovision Corp. (a)	812	20,341
Micros Systems, Inc. (a)	642	34,661
Microsoft Corp.	38,860	1,083,028
MSC.Software Corp. (a)	770	10,587
Oracle Corp. (a)	15,000	271,950
Progress Software Corp. (a)	606	18,907
Quality Systems, Inc.	330	13,200
Salesforce.com, Inc. (a)	400	17,128
Sybase, Inc. (a)	490	12,387
Synopsys, Inc. (a)	800	20,984
The9 Ltd., ADR (a)	300	10,122
THQ, Inc. (a)	8,620	294,718
Transaction Systems Architects, Inc. (a)	400	12,956
Software Total		2,912,048
INFORMATION TECHNOLOGY TOTAL		20,951,055
MATERIALS – 2.3%
Chemicals – 1.1%
Air Products & Chemicals, Inc.	1,125	83,205

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
E.I. Du Pont de Nemours & Co.	11,800	583,274
H.B. Fuller Co.	810	22,089
Hercules, Inc. (a)	1,640	32,046
Linde AG	5,900	635,644
Minerals Technologies, Inc.	230	14,297
Monsanto Co.	5,860	322,065
Potash Corp. of Saskatchewan, Inc.	220	35,185
PPG Industries, Inc.	575	40,428
Sensient Technologies Corp.	550	14,179
Shin-Etsu Chemical Co., Ltd.	7,700	469,815
Umicore	2,300	408,944
Chemicals Total		2,661,171
Construction Materials – 0.4%
Eagle Materials, Inc.	380	16,959
Holcim Ltd., Registered Shares	4,839	484,637
Martin Marietta Materials, Inc.	275	37,180
Vulcan Materials Co.	2,775	323,232
Construction Materials Total		862,008
Containers & Packaging – 0.2%
AptarGroup, Inc.	270	18,071
Crown Holdings, Inc. (a)	16,900	413,374
Greif, Inc., Class A	259	28,778
Greif, Inc., Class B	11	1,131
Packaging Corp. of America	1,600	39,040
Containers & Packaging Total		500,394
Metals & Mining – 0.3%
Alcoa, Inc.	11,000	372,900
Allegheny Technologies, Inc.	580	61,880
Carpenter Technology Corp.	650	78,494
Freeport-McMoRan Copper & Gold, Inc.	521	34,485
Haynes International, Inc. (a)	129	9,408
Metal Management, Inc.	230	10,626
Royal Gold, Inc.	575	17,307
RTI International Metals, Inc. (a)	190	17,292
Stillwater Mining Co. (a)	1,790	22,715
Titanium Metals Corp. (a)	440	15,787
Worthington Industries, Inc.	570	11,731
Zinifex Ltd.	2,480	31,664
Metals & Mining Total		684,289

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.3%
Glatfelter Co.	800	11,928
Mercer International, Inc. (a)	1,050	12,558
Weyerhaeuser Co. (b)	9,925	741,794
Paper & Forest Products Total		766,280
MATERIALS TOTAL		5,474,142
TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	43,754	1,725,220
Cbeyond, Inc. (a)	960	28,157
Cogent Communications Group, Inc. (a)	1,480	34,973
Level 3 Communications, Inc. (a)	56,378	343,906
North Pittsburgh Systems, Inc.	360	7,837
Tele2 AB, Class B	4,540	74,444
Time Warner Telecom, Inc., Class A (a)	17,275	358,802
Verizon Communications, Inc.	16,499	625,642
Diversified Telecommunication Services Total		3,198,981
Wireless Telecommunication Services – 0.9%
American Tower Corp., Class A (a)	16,697	650,348
Crown Castle International Corp. (a)	1,970	63,296
Dobson Communications Corp., Class A (a)	2,990	25,684
Leap Wireless International, Inc. (a)	620	40,908
Millicom International Cellular SA (a)	376	29,463
NII Holdings, Inc. (a)	7,750	574,895
NTT DoCoMo, Inc.	228	421,792
SBA Communications Corp., Class A (a)	1,283	37,913
Vodafone Group PLC	124,100	330,905
Wireless Telecommunication Services Total		2,175,204
TELECOMMUNICATION SERVICES TOTAL		5,374,185
UTILITIES – 2.1%
Electric Utilities – 1.0%
ALLETE, Inc.	250	11,655
American Electric Power Co., Inc.	1,500	73,125
Edison International	1,300	63,869
El Paso Electric Co. (a)	630	16,600
Entergy Corp.	5,729	601,087
FPL Group, Inc.	10,200	623,934

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
Maine & Maritimes Corp. (a)	120	2,280
MGE Energy, Inc.	340	12,056
Otter Tail Corp.	390	13,354
PPL Corp.	14,200	580,780
Reliant Energy, Inc. (a)	15,000	304,800
Electric Utilities Total		2,303,540
Gas Utilities – 0.1%
AGL Resources, Inc.	900	38,448
Northwest Natural Gas Co.	320	14,614
Questar Corp.	440	39,253
WGL Holdings, Inc.	480	15,350
Gas Utilities Total		107,665
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	1,670	35,939
Constellation Energy Group, Inc.	3,280	285,196
Mirant Corp. (a)	3,900	157,794
Independent Power Producers & Energy Traders Total		478,929
Multi-Utilities – 0.8%
CH Energy Group, Inc.	450	21,911
PG&E Corp.	10,911	526,674
Public Service Enterprise Group, Inc.	9,586	796,021
Sempra Energy	700	42,707
Suez SA	9,100	479,928
Wisconsin Energy Corp.	1,100	53,372
Multi-Utilities Total		1,920,613
UTILITIES TOTAL		4,810,747
Total Common Stocks (cost of $123,530,140)		143,288,866

		Par ($)
Corporate Fixed-Income Bonds & Notes – 11.6%
BASIC MATERIALS – 0.4%
Chemicals – 0.2%
Huntsman International LLC
	7.875% 11/15/14(c)	200,000	206,750
Lyondell Chemical Co.
	8.000% 09/15/14	25,000	26,187
	8.250% 09/15/16	160,000	171,200
Chemicals Total			404,137
Forest Products & Paper – 0.1%
Georgia-Pacific Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
	8.000% 01/15/24	200,000	201,000
Weyerhaeuser Co.
	7.375% 03/15/32	175,000	183,326
Forest Products & Paper Total			384,326
Metals & Mining – 0.1%
Vale Overseas Ltd.
	6.250% 01/23/17	200,000	203,792
Metals & Mining Total			203,792
BASIC MATERIALS TOTAL			992,255
COMMUNICATIONS – 2.1%
Media – 0.9%
Charter Communications Holdings II LLC
	10.250% 09/15/10	200,000	211,000
Comcast Cable Holdings LLC
	9.875% 06/15/22	5,000	6,565
CSC Holdings, Inc.
	7.625% 04/01/11	190,000	194,750
Dex Media West LLC
	9.875% 08/15/13	55,000	60,019
EchoStar DBS Corp.
	6.625% 10/01/14	175,000	176,093
Jones Intercable, Inc.
	7.625% 04/15/08	350,000	357,333
Lamar Media Corp.
	7.250% 01/01/13	190,000	192,375
News America, Inc.
	6.550% 03/15/33	200,000	204,521
Quebecor Media, Inc.
	7.750% 03/15/16	190,000	195,225
R.H. Donnelley, Inc.
	10.875% 12/15/12	130,000	140,400
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	190,000	196,650
Time Warner, Inc.
	6.625% 05/15/29	300,000	303,599
Media Total			2,238,530
Telecommunication Services – 1.2%
AT&T, Inc.
	5.100% 09/15/14	240,000	234,476

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
BellSouth Corp.
	6.000% 10/15/11	2,000	2,063
Citizens Communications Co.
	7.875% 01/15/27(c)	230,000	235,175
Dobson Cellular Systems, Inc.
	9.875% 11/01/12	200,000	218,000
France Telecom SA
	7.750% 03/01/11	1,000	1,090
Intelsat Bermuda Ltd.
	9.250% 06/15/16(c)	190,000	210,425
Lucent Technologies, Inc.
	6.450% 03/15/29	205,000	185,013
New Cingular Wireless Services, Inc.
	8.125% 05/01/12	3,000	3,377
	8.750% 03/01/31	153,000	197,361
Qwest Corp.
	8.875% 03/15/12	200,000	221,000
Sprint Capital Corp.
	6.125% 11/15/08	3,000	3,038
	6.875% 11/15/28	200,000	199,177
	8.750% 03/15/32	13,000	15,334
Telecom Italia Capital SA
	7.200% 07/18/36	175,000	182,195
Telefonica Emisones SAU
	5.984% 06/20/11	300,000	307,524
Telefonos de Mexico SAB de CV
	4.500% 11/19/08	16,000	15,803
Vodafone Group PLC
	5.000% 12/16/13	300,000	291,827
Windstream Corp.
	8.625% 08/01/16	200,000	218,750
Telecommunication Services Total			2,741,628
COMMUNICATIONS TOTAL			4,980,158
CONSUMER CYCLICAL – 1.0%
Airlines – 0.1%
United Airlines, Inc.
	9.200% 03/22/08(d)	378,351	200,526
Airlines Total			200,526

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	180,000	197,550
Apparel Total			197,550
Auto Parts & Equipment – 0.1%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	200,000	219,500
Auto Parts & Equipment Total			219,500
Home Builders – 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	290,000	275,633
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	40,000	37,600
	6.375% 12/15/14	20,000	17,500
	6.500% 01/15/14	50,000	44,750
KB Home
	5.875% 01/15/15	90,000	79,425
Home Builders Total			454,908
Leisure Time – 0.0%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	50,000	51,160
Leisure Time Total			51,160
Lodging – 0.2%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	225,000	194,063
MGM Mirage
	7.625% 01/15/17	195,000	197,437
Station Casinos, Inc.
	6.875% 03/01/16	20,000	18,325
Wynn Las Vegas LLC
	6.625% 12/01/14	115,000	113,850
Lodging Total			523,675
Retail – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	75,000	75,187
AutoNation, Inc.
	7.356% 04/15/13(e)	10,000	10,100
Costco Wholesale Corp.
	5.300% 03/15/12	200,000	201,446

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Couche-Tard US LP
	7.500% 12/15/13	185,000	190,087
Target Corp.
	3.375% 03/01/08	3,000	2,949
	5.375% 06/15/09	9,000	9,076
Wal-Mart Stores, Inc.
	4.125% 07/01/10	325,000	316,270
Retail Total			805,115
CONSUMER CYCLICAL TOTAL			2,452,434
CONSUMER NON-CYCLICAL – 1.6%
Beverages – 0.3%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	35,000	35,317
Cott Beverages, Inc.
	8.000% 12/15/11	185,000	188,700
Diageo Capital PLC
	3.375% 03/20/08	410,000	402,531
Beverages Total			626,548
Commercial Services – 0.3%
Ashtead Capital, Inc.
	9.000% 08/15/16(c)	50,000	53,250
Corrections Corp. of America
	7.500% 05/01/11	155,000	159,262
Iron Mountain, Inc.
	7.750% 01/15/15	200,000	204,000
Service Corp. International
	6.750% 04/01/16	5,000	4,975
United Rentals North America, Inc.
	7.750% 11/15/13	200,000	205,500
Commercial Services Total			626,987
Food – 0.1%
Kroger Co.
	6.200% 06/15/12	325,000	336,169
Food Total			336,169
Healthcare Services – 0.6%
Aetna, Inc.
	6.625% 06/15/36	265,000	283,588
HCA, Inc.
	9.250% 11/15/16(c)	60,000	64,725

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
	PIK,
	9.625% 11/15/16(c)	140,000	151,200
Tenet Healthcare Corp.
	9.875% 07/01/14	200,000	202,000
Triad Hospitals, Inc.
	7.000% 05/15/12	55,000	57,062
UnitedHealth Group, Inc.
	3.375% 08/15/07	435,000	431,756
WellPoint, Inc.
	6.375% 01/15/12	8,000	8,379
	6.800% 08/01/12	200,000	213,227
Healthcare Services Total			1,411,937
Household Products/Wares – 0.2%
American Greetings Corp.
	7.375% 06/01/16	200,000	206,250
Fortune Brands, Inc.
	5.375% 01/15/16	290,000	278,695
Household Products/Wares Total			484,945
Pharmaceuticals – 0.1%
Omnicare, Inc.
	6.750% 12/15/13	190,000	190,713
Pharmaceuticals Total			190,713
CONSUMER NON-CYCLICAL TOTAL			3,677,299
ENERGY – 1.0%
Coal – 0.1%
Peabody Energy Corp.
	6.875% 03/15/13	140,000	142,450
Coal Total			142,450
Oil & Gas – 0.5%
Anadarko Petroleum Corp.
	6.450% 09/15/36	125,000	123,693
Canadian Natural Resources Ltd.
	5.700% 05/15/17	250,000	248,844
Chesapeake Energy Corp.
	6.375% 06/15/15	200,000	199,000
Devon Financing Corp. ULC
	7.875% 09/30/31	200,000	237,076
Nexen, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	5.875% 03/10/35	200,000	187,614
Valero Energy Corp.
	6.875% 04/15/12	240,000	255,575
Oil & Gas Total			1,251,802
Pipelines – 0.4%
El Paso Performance-Linked Trust
	7.750% 07/15/11(c)	200,000	212,750
Energy Transfer Partners LP
	6.625% 10/15/36	175,000	179,015
MarkWest Energy Partners LP
	8.500% 07/15/16	200,000	208,500
Plains All American Pipeline LP
	6.650% 01/15/37(c)	200,000	203,322
TEPPCO Partners LP
	7.625% 02/15/12	10,000	10,789
Williams Companies, Inc.
	6.375% 10/01/10(c)	60,000	60,825
	8.125% 03/15/12	125,000	135,937
Pipelines Total			1,011,138
ENERGY TOTAL			2,405,390
FINANCIALS – 4.0%
Banks – 1.2%
Capital One Bank
	4.875% 05/15/08	190,000	189,290
Capital One Financial Corp.
	5.500% 06/01/15	15,000	14,794
HSBC Capital Funding LP
	9.547% 12/31/49(c)(e)	300,000	337,334
Marshall & Ilsley Corp.
	4.375% 08/01/09	215,000	212,286
Mellon Funding Corp.
	4.875% 06/15/07	4,000	3,996
National City Bank
	4.625% 05/01/13	19,000	18,553
PNC Funding Corp.
	5.625% 02/01/17	225,000	226,615
SunTrust Preferred Capital I
	5.853% 12/15/11(e)	200,000	202,798
USB Capital IX
	6.189% 04/15/49(e)	350,000	358,871

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wachovia Corp.
	4.875% 02/15/14	600,000	581,659
Wells Fargo & Co.
	5.125% 09/01/12	750,000	751,915
Banks Total			2,898,111
Diversified Financial Services – 2.2%
AGFC Capital Trust I
	6.000% 01/15/67(c)(e)	250,000	250,339
American Express Co.
	3.750% 11/20/07	3,000	2,971
	4.750% 06/17/09	13,000	12,937
American Express Credit Corp.
	3.000% 05/16/08	175,000	170,885
Ameriprise Financial, Inc.
	7.518% 06/01/66(e)	200,000	215,866
Dow Jones CDX North America
	7.625% 06/29/12(c)	200,000	197,250
CIT Group, Inc.
	6.100% 03/15/67(e)	110,000	106,030
	7.375% 04/02/07	7,000	7,000
Citicorp Lease
	8.040% 12/15/19(c)	575,000	676,439
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	7,000	7,072
Citigroup, Inc.
	5.000% 09/15/14	37,000	36,122
Countrywide Home Loans, Inc.
	4.125% 09/15/09	280,000	272,311
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	375,000	373,224
Ford Motor Credit Co.
	7.375% 02/01/11	200,000	196,706
General Electric Capital Corp.
	5.000% 01/08/16(b)	485,000	474,094
General Motors Acceptance Corp.
	8.000% 11/01/31	165,000	176,904
Goldman Sachs Group, Inc.
	6.345% 02/15/34	360,000	355,621

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
HSBC Finance Corp.
	5.000% 06/30/15	50,000	48,116
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	350,000	364,786
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11	75,000	76,540
MassMutual Global Funding II
	2.550% 07/15/08(c)	6,000	5,778
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	375,000	368,439
	6.000% 02/17/09	12,000	12,179
Morgan Stanley
	4.750% 04/01/14	40,000	37,991
	6.750% 04/15/11	235,000	248,554
Principal Life Global Funding I
	6.250% 02/15/12(c)	17,000	17,795
Residential Capital Corp.
	6.500% 04/17/13	185,000	183,243
SLM Corp.
	5.375% 05/15/14	225,000	224,998
Diversified Financial Services Total			5,120,190
Insurance – 0.4%
Ambac Financial Group, Inc.
	6.150% 02/15/37(e)	125,000	117,675
American International Group, Inc.
	2.875% 05/15/08	350,000	341,262
Genworth Financial, Inc.
	6.150% 11/15/66(e)	150,000	147,747
Metlife, Inc.
	6.400% 12/15/36	215,000	209,925
Prudential Financial, Inc.
	4.500% 07/15/13	2,000	1,925
Insurance Total			818,534
Real Estate – 0.0%
ERP Operating LP
	5.200% 04/01/13	1,000	994
Real Estate Total			994
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	209,000	216,169

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Simon Property Group LP
	5.750% 12/01/15	265,000	268,582
Real Estate Investment Trusts (REITs) Total			484,751
Savings & Loans – 0.0%
Washington Mutual, Inc.
	4.625% 04/01/14	21,000	19,644
Savings & Loans Total			19,644
FINANCIALS TOTAL			9,342,224
INDUSTRIALS – 0.6%
Aerospace & Defense – 0.1%
L-3 Communications Corp.
	6.375% 10/15/15	140,000	138,775
Lockheed Martin Corp.
	6.150% 09/01/36	20,000	20,750
United Technologies Corp.
	7.125% 11/15/10	25,000	26,636
Aerospace & Defense Total			186,161
Environmental Control – 0.1%
Allied Waste North America, Inc.
	7.125% 05/15/16	200,000	203,500
Environmental Control Total			203,500
Machinery – 0.1%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	250,000	247,383
Machinery Total			247,383
Machinery-Diversified – 0.0%
Manitowoc Co., Inc.
	7.125% 11/01/13	85,000	86,700
Machinery-Diversified Total			86,700
Miscellaneous Manufacturing – 0.1%
Bombardier, Inc.
	6.300% 05/01/14(c)	215,000	204,250
Miscellaneous Manufacturing Total			204,250
Packaging & Containers – 0.2%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	180,000	187,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Owens-Illinois, Inc.
	7.500% 05/15/10	190,000	192,850
Packaging & Containers Total			380,050
Transportation – 0.0%
CSX Corp.
	6.750% 03/15/11	35,000	36,558
Union Pacific Corp.
	3.875% 02/15/09	25,000	24,424
Transportation Total			60,982
INDUSTRIALS TOTAL			1,369,026
TECHNOLOGY – 0.1%
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14(c)	195,000	193,538
Semiconductors Total			193,538
TECHNOLOGY TOTAL			193,538
UTILITIES – 0.8%
Electric – 0.7%
AES Corp.
	7.750% 03/01/14	175,000	183,750
CMS Energy Corp.
	6.875% 12/15/15	20,000	20,850
	8.500% 04/15/11	15,000	16,312
Commonwealth Edison Co.
	5.950% 08/15/16	275,000	269,193
Consolidated Edison Co. of New York
	4.700% 06/15/09	7,000	6,946
Energy East Corp.
	6.750% 06/15/12	1,000	1,061
Indiana Michigan Power Co.
	5.650% 12/01/15	250,000	248,292
Nevada Power Co.
	6.500% 04/15/12	30,000	31,210
NiSource Finance Corp.
	5.400% 07/15/14	9,000	8,793
NRG Energy, Inc.
	7.250% 02/01/14	20,000	20,500
	7.375% 02/01/16	180,000	184,950

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
NY State Electric & Gas Corp.
	5.750% 05/01/23	1,000	949
Pacific Gas & Electric Co.
	5.800% 03/01/37	180,000	173,537
Progress Energy, Inc.
	7.750% 03/01/31	250,000	298,987
Public Service Electric & Gas Co.
	4.000% 11/01/08	5,000	4,913
Southern California Edison Co.
	5.000% 01/15/14	300,000	294,571
Electric Total			1,764,814
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	225,000	223,127
Gas Total			223,127
UTILITIES TOTAL			1,987,941
	Total Corporate Fixed-Income Bonds & Notes (cost of $27,586,461)		27,400,265
Mortgage-Backed Securities – 10.0%
Federal Home Loan Mortgage Corp.
	5.500% 12/01/20	34,298	34,383
	5.500% 01/01/21	573,261	574,913
	5.500% 07/01/21	269,957	270,528
	5.500% 08/01/21	5,080,829	5,091,566
	5.500% 12/01/32	64,241	63,721
	5.500% 08/01/35	140,697	139,365
	5.500% 10/01/35	332,671	329,520
	5.500% 11/01/35	899,631	891,112
	6.000% 11/01/14	46,563	47,422
	6.500% 12/01/10	16,533	16,827
	6.500% 05/01/11	26,148	26,769
	6.500% 06/01/11	183,856	188,218
	6.500% 03/01/26	91,089	93,601
	6.500% 06/01/26	95,158	97,782
	6.500% 03/01/27	26,908	27,650
	6.500% 09/01/28	114,522	118,128
	6.500% 06/01/31	291,986	300,631
	6.500% 07/01/31	32,882	33,882

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.500% 11/01/32	20,203	20,766
	7.000% 04/01/29	8,496	8,840
	7.000% 08/01/31	12,968	13,472
	7.500% 07/01/15	1,782	1,849
	7.500% 01/01/30	18,323	19,167
	8.000% 09/01/15	8,622	9,067
	12.000% 07/01/20	58,800	63,910
Federal National Mortgage Association
	5.000% 01/01/37	591,000	570,979
	5.500% 02/01/21	2,107,404	2,112,758
	5.500% 09/01/35	726,936	720,075
	5.500% 10/01/35	862,209	854,070
	5.500% 11/01/35	1,060,310	1,050,302
	5.500% 12/01/35	1,758,605	1,742,006
	5.500% 04/01/36	145,213	143,699
	5.500% 05/01/36	2,732,500	2,704,002
	5.500% 11/01/36	2,482,472	2,456,582
	6.000% 07/01/31	33,321	33,772
	6.000% 07/01/35	584,475	589,216
	6.000% 02/01/36	168,667	169,921
	6.000% 04/01/36	34,095	34,348
	6.000% 09/01/36	494,916	498,595
	6.120% 10/01/08	222,217	224,213
	6.500% 12/01/31	2,423	2,495
	6.500% 05/01/33	5,084	5,237
	6.500% 08/01/34	316,888	324,829
	7.000% 07/01/31	19,665	20,494
	7.000% 07/01/32	14,034	14,625
	7.500% 09/01/15	14,146	14,579
	7.500% 02/01/30	9,559	10,004
	7.500% 08/01/31	37,128	38,834
	8.000% 04/01/30	2,154	2,275
	8.000% 05/01/30	10,289	10,868
	TBA,
	7.000% 04/12/37(f)	170,000	175,313
Government National Mortgage Association
	5.750% 07/20/25(e)	21,548	21,792
	6.000% 03/15/29	2,931	2,980
	6.500% 05/15/13	37,867	38,836
	6.500% 05/15/24	25,025	25,720
	6.500% 04/15/29	32,379	33,343
	6.500% 05/15/29	17,702	18,229

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 11/15/13	3,943	4,075
	7.000% 06/15/31	3,638	3,804
	7.000% 06/15/32	1,227	1,284
	8.000% 03/15/26	257,373	273,181
	9.000% 12/15/17	3,447	3,687
	Total Mortgage-Backed Securities (cost of $23,150,051)		23,434,111
Government & Agency Obligations – 4.1%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Ontario
	3.500% 09/17/07	35,000	34,713
Province of Quebec
	5.000% 07/17/09	500,000	501,493
United Mexican States
	7.500% 04/08/33	273,000	324,870
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			861,076
U.S. GOVERNMENT AGENCIES – 1.8%
Federal Home Loan Bank
	5.125% 10/19/16	1,000,000	1,008,440
Federal Home Loan Mortgage Corp.
	6.750% 03/15/31	20,000	24,002
Federal National Mortgage Association
	5.250% 08/01/12	3,125,000	3,160,903
U.S. GOVERNMENT AGENCIES TOTAL			4,193,345
U.S. GOVERNMENT OBLIGATIONS – 1.9%
U.S. Treasury Bonds
	6.250% 08/15/23	1,985,000	2,278,873
U.S. Treasury Inflation Indexed Notes
	2.500% 07/15/16	1,227,695	1,259,779
U.S. Treasury Notes
	3.875% 02/15/13	1,050,000	1,014,193
U.S. TREASURY NOTES TOTAL			4,552,845
	Total Government & Agency Obligations (cost of $9,468,411)		9,607,266
Collateralized Mortgage Obligations – 4.0%
AGENCY – 3.0%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	160,000	156,389

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	4.500% 03/15/18	1,500,000	1,472,616
	4.500% 03/15/21	180,000	175,878
	4.500% 08/15/28	597,000	581,867
	5.000% 12/15/15	322,219	320,927
	6.000% 02/15/28	785,317	794,963
Federal National Mortgage Association
	5.000% 07/25/15	1,500,000	1,490,771
	5.000% 12/25/15	615,000	611,420
	6.000% 04/25/32	1,460,000	1,488,298
AGENCY TOTAL			7,093,129
NON - AGENCY – 1.0%
American Mortgage Trust
	8.445% 09/27/22(e)	11,813	7,118
Countrywide Alternative Loan Trust
	5.250% 03/25/35	72,436	71,630
	5.250% 08/25/35	438,704	438,266
	5.500% 10/25/35	714,023	711,401
JPMorgan Mortgage Trust
	6.064% 10/25/36(e)	927,534	929,841
Rural Housing Trust
	6.330% 04/01/26	3,394	3,386
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	171,452	171,595
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	71,729	70,702
NON - AGENCY TOTAL			2,403,939
	Total Collateralized Mortgage Obligations (cost of $9,625,465)		9,497,068
Commercial Mortgage-Backed Securities – 2.4%
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39	32,000	31,073
	5.449% 12/11/40(e)	170,000	170,400
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49(e)	310,000	308,874
First Union - Chase Commercial Mortgage
	6.645% 06/15/31	659,535	673,614
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.447% 06/12/47	358,000	360,069

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	120,000	119,959
	6.510% 12/15/26	2,750,000	2,868,431
Merrill Lynch Mortgage Trust
	5.417% 11/12/37(e)	100,000	99,788
Morgan Stanley Capital I
	4.970% 12/15/41	73,000	71,855
	5.370% 12/15/43	984,000	976,823
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	17,085	17,228
	Total Commercial Mortgage-Backed Securities (cost of $5,713,141)		5,698,114
Asset-Backed Securities – 0.6%
BMW Vehicle Owner Trust
	3.320% 02/25/09	51,204	50,848
Consumer Funding LLC
	5.430% 04/20/15	510,000	518,009
Ford Credit Auto Owner Trust
	3.540% 11/15/08	155,000	153,830
Green Tree Financial Corp.
	6.870% 01/15/29	110,878	114,867
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	77,069	76,360
Origen Manufactured Housing
	3.380% 08/15/17	241,066	238,831
Providian Gateway Master Trust
	3.350% 09/15/11(c)	200,000	198,358
	Total Asset-Backed Securities (cost of $1,366,747)		1,351,103
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.3%
Media – 0.3%
Liberty Media Corp.
	0.750% 03/30/23	600,000	702,750
Media Total			702,750
COMMUNICATIONS TOTAL			702,750

		Par ($)	Value ($)
Convertible Bonds – (continued)

CONSUMER CYCLICAL – 0.0%
Auto Manufacturers – 0.0%
Ford Motor Co.
	4.250% 12/15/36	13,000	14,332
Auto Manufacturers Total			14,332
CONSUMER CYCLICAL TOTAL			14,332
	Total Convertible Bonds (cost of $671,221)		717,082
Securities Lending Collateral – 2.4%
	State Street Navigator Securities Lending Prime Portfolio (g)	5,600,429	5,600,429
	Total Securities Lending Collateral (cost of $5,600,429)		5,600,429
Short-Term Obligations – 3.5%
REPURCHASE AGREEMENT – 3.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due on 04/02/07, at 5.060%, collateralized by U.S. Treasury Obligations with various maturities to 05/31/11, market value of $8,196,225 (repurchase proceeds $8,026,383)	8,023,000	8,023,000
U.S. GOVERNMENT OBLIGATION – 0.1%
U.S. Treasury Bill
	4.910% 06/14/07(h)	300,000	296,276
	Total Short-Term Obligations (cost of $8,319,277)		8,319,276

Total Investments – 99.8% (cost of $215,031,343)(i)(j)	234,913,580
Other Assets & Liabilities, Net – 0.2%	415,721
Net Assets – 100.0%	235,329,301

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at March 31, 2007. The total market value of securities on loan at March 31, 2007 was $5,479,458.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities, which are not illiquid, amounted to $3,765,194, which represents 1.6% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At March 31, 2007, the value of this security is $200,526, which represents 0.1% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2007.

(f)	Security purchased on a delayed delivery basis.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Security pledged as collateral for futures contracts.

(i)	Cost for federal income tax purposes is $215,135,180.

(j)	Unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$22,453,803	$(2,675,403)	$19,778,400

At March 31, 2007, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P 500 Index	13	$6,651,400	$6,657,312	Jun-2007	$(5,912)

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PIK	Payment-In-Kind
TBA	To Be Announced

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Federal Securities Fund, Variable Series

		Par ($)	Value ($)*
Mortgage-Backed Securities — 53.1%
Federal Home Loan Mortgage Corp.
	5.500% 08/01/17	73,852	74,188
	5.500% 12/01/17	31,437	31,580
	5.500% 07/01/21	11,230,292	11,254,025
	6.000% 04/01/32	25,558	25,921
	7.000% 06/01/16	14,094	14,568
	7.000% 01/01/26	37,853	39,372
	7.500% 02/01/23	29,536	30,915
	7.500% 05/01/24	12,098	12,680
	10.500% 02/01/19	6,563	7,459
	10.750% 11/01/09	7,743	7,992
	11.250% 10/01/09	1,005	1,065
	11.250% 07/01/13	3,790	4,015
	12.000% 07/01/13	4,458	4,935
	12.000% 07/01/20	42,336	46,015
	TBA,
	5.500% 04/01/37(a)	15,716,000	15,549,017
Federal National Mortgage Association
	6.000% 08/01/22	34,904	35,492
	6.000% 12/01/23	170,862	172,903
	6.000% 02/01/24	87,114	88,186
	6.000% 03/01/24	25,565	25,879
	6.500% 03/01/09	1,152	1,164
	6.500% 11/01/23	14,747	15,134
	6.500% 01/01/24	31,092	31,910
	6.500% 08/01/25	41,138	42,216
	6.500% 12/01/25	8,783	9,013
	6.500% 01/01/26	25,173	25,855
	6.500% 10/01/28	1,114,147	1,149,544
	6.500% 08/01/31	6,106	6,290
	6.500% 11/01/36	7,016,181	7,157,386
	7.000% 07/01/11	74,172	76,490
	7.000% 03/01/15	12,491	12,883
	7.000% 03/01/29	124,013	129,252
	7.500% 11/01/29	93,481	97,990
	8.500% 05/01/30	219,568	236,309
	9.000% 05/01/12	4,006	4,162
	9.000% 05/01/20	7,232	7,627
	10.000% 03/01/16	17,303	18,272
	12.250% 09/01/12	16,498	18,294
	TBA:
	5.000% 04/01/22(a)	9,805,000	9,667,122

1

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.500% 04/01/22(a)	1,398,000	1,401,059
	5.500% 04/01/37(a)	5,600,000	5,540,500
	6.000% 04/01/37(a)	16,894,000	17,015,434
	6.500% 04/01/37(a)	4,500,000	4,590,000
Government National Mortgage Association
	5.750% 07/20/22(b)	24,208	24,455
	5.750% 07/20/25(b)	43,096	43,583
	6.000% 03/15/29	751,732	764,267
	6.000% 04/15/29	235,508	239,435
	6.000% 05/15/29	158,028	160,663
	6.000% 06/15/29	229,961	233,795
	6.000% 08/15/29	85,827	87,258
	6.500% 10/15/13	21,801	22,359
	6.500% 07/15/24	56,428	57,992
	6.500% 03/15/28	912,261	939,475
	7.000% 09/15/29	29,406	30,764
	7.500% 10/15/27	10,862	11,351
	7.500% 09/15/29	9,757	10,191
	8.000% 04/15/08	4,429	4,498
	8.000% 07/15/08	7,195	7,309
	8.500% 04/15/30	460	495
	9.000% 06/15/16	12,632	13,531
	9.000% 11/15/16	2,602	2,788
	9.000% 01/15/17	4,400	4,716
	9.000% 03/15/17	9,718	10,416
	9.000% 01/15/20	5,466	5,890
	9.500% 06/15/09	1,403	1,455
	9.500% 07/15/09	1,244	1,290
	9.500% 08/15/09	1,894	1,964
	9.500% 09/15/09	13,232	13,721
	9.500% 10/15/09	24,471	25,372
	9.500% 11/15/09	5,668	5,877
	9.500% 12/15/09	1,689	1,752
	9.500% 11/15/10	2,086	2,183
	9.500% 08/15/17	276,202	298,779
	9.500% 08/15/22	5,975	6,570
	10.000% 11/15/09	10,582	11,096
	10.000% 06/15/10	258	274
	10.000% 10/15/10	4,788	5,096
	10.000% 11/15/19	10,678	11,873

2

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	11.500% 04/15/13	28,257	31,312
	11.500% 05/15/13	14,997	16,619
	Total Mortgage-Backed Securities (cost of $75,845,055)		77,790,577
Government & Agency Obligations — 44.0%
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Export Development of Canada
	4.000% 08/01/07	100,000	99,596
Inter-American Development Bank
	8.875% 06/01/09	125,000	134,840
Province of Manitoba
	5.500% 10/01/08	50,000	50,399
Province of New Brunswick
	3.500% 10/23/07	50,000	49,536
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			334,371
U.S. GOVERNMENT AGENCIES — 3.2%
AID-Israel
	5.500% 04/26/24	2,000,000	2,092,686
Federal Home Loan Bank
	5.375% 07/17/09	2,000,000	2,022,100
Federal Home Loan Mortgage Corp.
	5.875% 03/21/11	180,000	186,662
	6.250% 07/15/32	100,000	113,900
	6.750% 03/15/31	265,000	318,020
U.S. GOVERNMENT AGENCIES TOTAL			4,733,368
U.S. GOVERNMENT OBLIGATIONS — 40.6%
U.S. Treasury Bonds
	5.250% 11/15/28(c)	2,200,000	2,295,907
	5.500% 08/15/28(c)	3,610,000	3,882,725
	6.750% 08/15/26(c)	5,820,000	7,130,862
	6.875% 08/15/25(c)(d)	4,112,000	5,071,251
	7.125% 02/15/23(c)	2,758,000	3,424,013
U.S. Treasury Notes
	2.750% 08/15/07(c)	50,000	49,574
	5.000% 02/15/11(c)	14,910,000	15,165,677
	5.750% 08/15/10(c)	18,084,000	18,765,676
	6.000% 08/15/09(c)	3,510,000	3,619,550
U.S. GOVERNMENT OBLIGATIONS TOTAL			59,405,235
	Total Government & Agency Obligations (cost of $64,749,348)		64,472,974

3

		Par ($)	Value ($)
Asset-Backed Securities — 6.3%
Chase Funding Mortgage Loan
	5.638% 11/25/31	1,062,913	1,049,506
	6.448% 09/25/30	983,495	974,723
	6.975% 02/25/32	1,292,986	1,307,519
Citicorp Residential Mortgage Securities, Inc.
	5.745% 03/25/37	550,000	549,984
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	300,000	302,255
JPMorgan Mortgage Acquisition Corp.
	5.784% 01/25/37	1,060,000	1,055,736
MBNA Credit Card Master Note Trust
	4.450% 08/15/16(e)	1,000,000	954,388
Mid-State Trust
	7.340% 07/01/35	778,287	830,480
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33	359,122	351,920
	5.600% 12/25/33	780,610	773,186
Small Business Administration Participation Certificates
	5.360% 11/01/26	1,000,000	1,007,214
	Total Asset-Backed Securities (cost of $9,230,991)		9,156,911
Commercial Mortgage-Backed Securities — 4.9%
Asset Securitization Corp.
	6.750% 02/14/43	1,109,339	1,116,146
JPMorgan Commercial Mortgage Finance Corp.
	7.400% 07/15/31	1,706,729	1,763,935
JPMorgan Commercial Mortgage Securities Corp.
	5.466% 06/12/47(b)	1,000,000	1,007,930
LB Commercial Conduit Mortgage Trust
	6.590% 02/18/30	1,500,000	1,510,046
	6.210% 10/15/35	1,731,761	1,749,089
Structured Asset Securities Corp., I.O.
	2.115% 02/25/28(b)	1,049,789	34,219
	Total Commercial Mortgage-Backed Securities (cost of $7,056,199)		7,181,365

4

		Par ($)	Value ($)
Collateralized Mortgage Obligations — 4.0%
AGENCY — 1.1%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	1,555,000	1,578,885
Federal National Mortgage Association
	9.250% 03/25/18	41,404	44,007
AGENCY TOTAL			1,622,892
NON - AGENCY — 2.9%
American Mortgage Trust
	8.445% 09/27/22	4,463	2,689
Citicorp Mortgage Securities, Inc.
	10.000% 08/25/17	5,546	5,525
Citigroup Mortgage Loan Trust, Inc.
	5.851% 11/25/36(b)	942,751	953,220
Comfed Savings Bank
	8.784% 01/25/18(b)(f)	12,380	619
First Horizon Asset Securities, Inc.
	5.369% 11/25/33(b)	861,169	781,429
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(g)	488,087	513,401
Nomura Asset Acceptance Corp.
	6.664% 05/25/36	780,000	789,055
Rural Housing Trust
	6.330% 04/01/26	16,968	16,931
Suntrust Alternative Loan Trust
	6.066% 12/25/35(b)	1,250,379	1,234,364
NON - AGENCY TOTAL			4,297,233
	Total Collateralized Mortgage Obligations (cost of $5,843,410)		5,920,125
Corporate Fixed-Income Bonds & Notes — 0.7%
CONSUMER CYCLICAL — 0.1%
Auto Manufacturers — 0.1%
Ford Motor Co.
	7.450% 07/16/31	205,000	158,619
Auto Manufacturers Total			158,619
CONSUMER CYCLICAL TOTAL			158,619
FINANCIALS — 0.5%
Banks — 0.3%
Bank of America Corp.
	4.875% 01/15/13(c)(e)	175,000	171,769
Sovereign Bank
	5.125% 03/15/13	100,000	98,215

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
U.S. Bancorp
	3.125% 03/15/08	150,000	147,036
Banks Total			417,020
Diversified Financial Services — 0.2%
General Electric Capital Corp.
	6.750% 03/15/32	100,000	113,303
Goldman Sachs Group, Inc.
	4.125% 01/15/08(c)	50,000	49,581
Household Finance Corp.
	4.625% 01/15/08(c)	50,000	49,749
JPMorgan Chase & Co.
	7.875% 06/15/10	125,000	134,948
Diversified Financial Services Total			347,581
FINANCIALS TOTAL			764,601
UTILITIES — 0.1%
Electric — 0.1%
Hydro Quebec
	8.500% 12/01/29	75,000	103,922
Electric Total			103,922
UTILITIES TOTAL			103,922
	Total Corporate Fixed-Income Bonds & Notes (cost of $1,028,619)		1,027,142
Securities Lending Collateral — 28.6%
	State Street Navigator Securities Lending Prime Portfolio (h)	41,966,303	41,966,303
	Total Securities Lending Collateral (cost of $41,966,303)		41,966,303
Short-Term Obligation — 23.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 3/30/07, due 4/2/07 at 5.260%, collateralized by a U.S. Government Agency Note maturing 4/18/11, market value of $34,909,738 (repurchase proceeds $34,239,002)	34,224,000	34,224,000
	Total Short-Term Obligation (cost of $34,224,000)		34,224,000

6

Total Investments — 165.0% (cost of $239,943,925)(i)(j)	241,739,397
Other Assets & Liabilities, Net — (65.0)%	(95,322,695)
Net Assets — 100.0%	146,416,702

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2007.

(c)	All or a portion of this security was on loan at March 31, 2007. The total market value of securities on loan at March 31, 2007 is $41,075,867.

(d)	A portion of this security with a market value of $160,327 is pledged as collateral for open futures contracts.

(e)	Investments in affiliates during the period ended March 31, 2007:

	Security name: Bank of America Corp., 4.875% 01/15/13

	Par as of 12/31/06:	$175,000

	Par purchased:	—

	Par sold:	—

	Par as of 3/31/07:	$175,000

	Interest income earned:	$2,133

	Value at end of period:	$171,769

	Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

	Par as of 12/31/06:	$1,000,000

	Par purchased:	—

	Par sold:	—

	Par as of 3/31/07:	$1,000,000

	Interest income earned:	$11,125

	Value at end of period:	$954,388

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

7

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of this security, which is not illiquid, represents 0.4% of net assets.

(h)	Investment made with cash collateral received from securities lending activity.

(i)	Cost for federal income tax purposes is $241,519,439.

(j)	Unrealized appreciation and depreciation at March 31, 2007, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$2,363,831	$(2,143,873)	$219,958

At March 31, 2007, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10 Year U.S. Treasury Notes	50	$5,406,250	$5,433,314	Jun-2007	$27,064
5 Year U.S. Treasury Notes	74	7,828,969	7,857,143	Jun-2007	28,174
U.S. Treasury Bonds	12	1,335,000	1,357,555	Jun-2007	22,555
					$77,793

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

8

INVESTMENT PORTFOLIO

March 31, 2007 (Unaudited)	Columbia International Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.9%
CONSUMER DISCRETIONARY – 11.2%
Auto Components – 2.3%
Continental AG	3,797	490,788
Denso Corp.	15,100	561,253
Stanley Electric Co., Ltd.	19,500	396,321
Auto Components Total		1,448,362
Automobiles – 2.6%
Suzuki Motor Corp.	16,300	423,269
Toyota Motor Corp.	19,000	1,217,329
Automobiles Total		1,640,598
Hotels, Restaurants & Leisure – 0.5%
Genting Berhad	30,000	344,902
Hotels, Restaurants & Leisure Total		344,902
Household Durables – 2.3%
JM AB	17,000	585,510
Makita Corp.	7,700	285,548
Matsushita Electric Industrial Co., Ltd.	29,000	584,479
Household Durables Total		1,455,537
Leisure Equipment & Products – 1.4%
FUJIFILM Holdings Corp.	15,700	642,176
Nikon Corp.	11,000	231,967
Leisure Equipment & Products Total		874,143
Media – 1.2%
Vivendi	19,794	804,360
Media Total		804,360
Textiles, Apparel & Luxury Goods – 0.9%
Nisshinbo Industries, Inc.	44,000	551,494
Textiles, Apparel & Luxury Goods Total		551,494
CONSUMER DISCRETIONARY TOTAL		7,119,396
CONSUMER STAPLES – 5.7%
Beverages – 1.7%
Fomento Economico Mexicano SAB de CV, ADR	3,910	431,625
Heineken NV	12,649	661,693
Beverages Total		1,093,318
Food & Staples Retailing – 2.2%
Kesko Oyj, Class B	7,634	407,202
Massmart Holdings Ltd.	44,487	517,262
Metro, Inc., Class A	15,482	489,470
Food & Staples Retailing Total		1,413,934

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 1.0%
China Milk Products Group Ltd. (a)	286,000	237,524
Toyo Suisan Kaisha Ltd.	18,000	354,379
Food Products Total		591,903
Tobacco – 0.8%
Imperial Tobacco Group PLC	11,645	521,330
Tobacco Total		521,330
CONSUMER STAPLES TOTAL		3,620,485
ENERGY – 8.5%
Energy Equipment & Services – 1.3%
Subsea 7, Inc. (a)	9,900	188,120
TGS Nopec Geophysical Co. ASA (a)	27,000	624,105
Energy Equipment & Services Total		812,225
Oil, Gas & Consumable Fuels – 7.2%
BP PLC	82,683	898,146
PetroChina Co., Ltd., Class H	456,000	540,419
Royal Dutch Shell PLC, Class A	5,968	198,593
Royal Dutch Shell PLC, Class B	21,986	731,613
Statoil ASA	17,300	471,045
Total SA	18,612	1,304,056
Yanzhou Coal Mining Co., Ltd., Class H	472,000	451,854
Oil, Gas & Consumable Fuels Total		4,595,726
ENERGY TOTAL		5,407,951
FINANCIALS – 29.9%
Capital Markets – 3.5%
Credit Suisse Group, Registered Shares	9,936	713,014
Daiwa Securities Group, Inc.	31,000	374,347
Deutsche Bank AG, Registered Shares	6,221	838,013
UBS AG, Registered Shares	4,794	284,843
Capital Markets Total		2,210,217
Commercial Banks – 18.6%
Australia & New Zealand Banking Group Ltd.	15,695	377,155
Banco Bilbao Vizcaya Argentaria SA	44,391	1,089,929
Banco Santander Central Hispano SA	64,366	1,148,737
Bank of Ireland	28,011	604,309
Barclays PLC	75,907	1,076,983
BNP Paribas	8,536	891,586
Bumiputra-Commerce Holdings Berhad	100,500	289,219

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Depfa Bank PLC	25,190	449,901
HBOS PLC	31,250	643,856
HSBC Holdings PLC	46,551	814,830
Industrial Bank of Korea	17,590	352,436
Mega Financial Holding Co., Ltd.	366,000	238,898
Mitsubishi UFJ Financial Group, Inc.	29	327,308
Mizuho Financial Group, Inc.	33	212,551
Societe Generale	5,106	882,413
Sumitomo Mitsui Financial Group, Inc.	49	444,925
Sumitomo Trust & Banking Co., Ltd.	17,000	177,300
Swedbank AB, Class A	11,900	416,674
United Overseas Bank Ltd.	56,000	775,138
Westpac Banking Corp.	26,622	567,575
Commercial Banks Total		11,781,723
Consumer Finance – 0.7%
ORIX Corp.	1,790	466,336
Consumer Finance Total		466,336
Diversified Financial Services – 2.3%
Fortis	14,098	643,894
ING Groep NV	18,886	798,493
Diversified Financial Services Total		1,442,387
Insurance – 3.8%
Aviva PLC	31,563	464,903
Axis Capital Holdings Ltd.	13,114	444,040
Baloise Holding AG, Registered Shares	5,473	569,752
Milano Assicurazioni SpA	46,249	399,419
Swiss Reinsurance, Registered Shares	6,083	555,662
Insurance Total		2,433,776
Real Estate Management & Development – 1.0%
Swire Pacific Ltd., Class A	37,500	420,666
Yanlord Land Group Ltd. (a)	133,000	203,381
Real Estate Management & Development Total		624,047
FINANCIALS TOTAL		18,958,486
HEALTH CARE – 9.0%
Pharmaceuticals – 9.0%
AstraZeneca PLC	17,782	956,689
Biovail Corp.	29,765	650,663
GlaxoSmithKline PLC	12,867	353,725
Hisamitsu Pharmaceutical Co., Inc.	13,800	407,535
Novartis AG, Registered Shares	21,249	1,218,825

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Novo-Nordisk A/S, Class B	2,300	209,887
Ono Pharmaceutical Co., Ltd.	7,200	403,259
Roche Holding AG, Genusschein Shares	4,639	820,792
Takeda Pharmaceutical Co., Ltd.	10,200	669,094
Pharmaceuticals Total		5,690,469
HEALTH CARE TOTAL		5,690,469
INDUSTRIALS – 12.9%
Aerospace & Defense – 2.0%
European Aeronautic Defence & Space Co. NV	5,141	159,465
MTU Aero Engines Holding AG	6,768	404,948
Rolls-Royce Group PLC (a)	70,379	684,513
Rolls-Royce Group PLC, Class B	4,311,772	8,485
Aerospace & Defense Total		1,257,411
Airlines – 0.6%
British Airways PLC (a)	36,983	353,696
Airlines Total		353,696
Building Products – 2.2%
Assa Abloy AB, Class B	22,800	524,059
Geberit AG, Registered Shares	418	643,262
KCC Corp.	804	243,132
Building Products Total		1,410,453
Electrical Equipment – 2.0%
Mitsubishi Electric Corp.	50,000	515,105
Schneider Electric SA	6,176	784,018
Electrical Equipment Total		1,299,123
Machinery – 4.7%
Georg Fischer AG, Registered Shares (a)	742	537,349
Heidelberger Druckmaschinen AG	13,307	609,722
Komatsu Ltd.	15,200	319,892
SKF AB, Class B	26,200	544,989
Sulzer AG, Registered Shares	209	293,596
Volvo AB, Class B	7,700	648,393
Machinery Total		2,953,941
Road & Rail – 0.9%
Central Japan Railway Co.	51	579,939
Road & Rail Total		579,939

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.5%
Hitachi High-Technologies Corp.	11,000	300,577
Trading Companies & Distributors Total		300,577
INDUSTRIALS TOTAL		8,155,140
INFORMATION TECHNOLOGY – 5.1%
Communications Equipment – 1.4%
Nokia Oyj	38,250	880,388
Communications Equipment Total		880,388
Electronic Equipment & Instruments – 0.7%
Kyocera Corp.	4,400	414,834
Electronic Equipment & Instruments Total		414,834
IT Services – 1.1%
CGI Group, Inc., Class A (a)	49,700	429,628
Nomura Research Institute Ltd.	9,500	279,744
IT Services Total		709,372
Office Electronics – 1.6%
Brother Industries Ltd.	46,000	623,014
Canon, Inc.	7,600	408,249
Office Electronics Total		1,031,263
Semiconductors & Semiconductor Equipment – 0.3%
Infineon Technologies AG (a)	13,452	209,349
Semiconductors & Semiconductor Equipment Total		209,349
INFORMATION TECHNOLOGY TOTAL		3,245,206
MATERIALS – 7.3%
Chemicals – 3.0%
BASF AG	8,780	988,500
Linde AG	4,271	460,142
Shin-Etsu Chemical Co., Ltd.	7,600	463,713
Chemicals Total		1,912,355
Metals & Mining – 4.3%
JFE Holdings, Inc.	8,900	526,417
Rio Tinto PLC	7,944	453,658
Salzgitter AG	5,379	785,523
SSAB Svenskt Stal AB, Series A	16,400	506,130
Yamato Kogyo Co. Ltd.	14,600	458,418
Metals & Mining Total		2,730,146
MATERIALS TOTAL		4,642,501
TELECOMMUNICATION SERVICES – 5.9%
Diversified Telecommunication Services – 4.5%
Belgacom SA	13,907	617,707

5

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
Bezeq Israeli Telecommunication Corp. Ltd.	250,318	386,405
Chunghwa Telecom Co., Ltd., ADR	20,081	400,014
Nippon Telegraph & Telephone Corp.	73	385,939
Telefonica O2 Czech Republic AS	24,929	649,248
Telekomunikacja Polska SA	45,829	378,227
Diversified Telecommunication Services Total		2,817,540
Wireless Telecommunication Services – 1.4%
China Mobile Ltd.	34,000	309,388
Philippine Long Distance Telephone Co., ADR	5,073	267,854
Taiwan Mobile Co., Ltd	300,000	321,377
Wireless Telecommunication Services Total		898,619
TELECOMMUNICATION SERVICES TOTAL		3,716,159
UTILITIES – 3.4%
Electric Utilities – 2.4%
British Energy Group PLC (a)	34,836	334,020
E.ON AG	6,937	943,174
Tenaga Nasional Bhd	76,200	251,245
Electric Utilities Total		1,528,439
Gas Utilities – 1.0%
Tokyo Gas Co., Ltd.	115,000	641,166
Gas Utilities Total		641,166
UTILITIES TOTAL		2,169,605

Total Common Stocks (cost of $47,745,233)		62,725,398
Investment Company – 0.9%
iShares MSCI EAFE Index Fund	7,622	581,558

Total Investment Company (cost of $560,708)		581,558

	Par ($)
Short-Term Obligation – 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due on 04/02/07, at 5.060%, collateralized by a U.S. Treasury Obligations maturing 05/31/11, market value of $328,800 (repurchase proceeds $321,135)	321,000	321,000

Total Short-Term Obligation (cost of $321,000)		321,000

6

Total Investments – 100.3% (cost of $48,626,941)(b)(c)	63,627,956

Other Assets & Liabilities, Net – (0.3)%	(173,010)

Net Assets – 100.0%	63,454,946

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $48,626,941.
(c)	Unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$15,305,218	$(304,203)	$15,001,015

7

At March 31, 2007, the Fund had entered into the following forward currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)
AUD	$2,731,018	$2,731,357	06/28/07	$339
CAD	189,610	190,187	06/28/07	577
DKK	252,743	252,671	06/28/07	(72)
EUR	3,419,063	3,414,141	06/28/07	(4,922)
GBP	6,144,496	6,146,896	06/28/07	2,400
				$(1,678)

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$1,705,106	$1,711,687	06/28/07	$(6,581)
CHF	1,325,482	1,322,445	06/28/07	3,037
CZK	630,512	629,022	06/28/07	1,490
ILS	252,539	254,801	06/28/07	(2,262)
JPY	568,951	567,986	06/28/07	965
KRW	569,148	567,942	06/28/07	1,206
MXN	253,622	253,360	06/28/07	262
MYR	887,272	888,655	06/28/07	(1,383)
NOK	649,816	652,688	06/28/07	(2,872)
PHP	187,805	188,400	06/28/07	(595)
PLN	315,826	315,631	06/28/07	195
SEK	1,453,321	1,447,370	06/28/07	5,951
SGD	254,097	253,873	06/28/07	224
TWD	944,463	944,452	06/28/07	11
ZAR	255,896	254,068	06/28/07	1,828
				$1,476

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

8

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 99.6%
CONSUMER DISCRETIONARY — 13.9%
Diversified Consumer Services — 0.6%
Sotheby’s (a)	14,702	653,945
Diversified Consumer Services Total		653,945
Hotels, Restaurants & Leisure — 2.0%
Las Vegas Sands Corp. (b)	13,094	1,134,071
Starwood Hotels & Resorts Worldwide, Inc.	17,800	1,154,330
Hotels, Restaurants & Leisure Total		2,288,401
Household Durables — 0.6%
Sony Corp., ADR	13,400	676,566
Household Durables Total		676,566
Media — 3.6%
Comcast Corp., Class A (b)	21,000	544,950
Lamar Advertising Co., Class A	11,600	730,452
News Corp., Class A	39,300	908,616
Time Warner, Inc.	53,600	1,056,992
Viacom, Inc., Class B (b)	19,500	801,645
Media Total		4,042,655
Multiline Retail — 2.6%
Nordstrom, Inc.	21,900	1,159,386
Target Corp.	29,600	1,754,096
Multiline Retail Total		2,913,482
Specialty Retail — 4.0%
GameStop Corp., Class A (b)	44,800	1,459,136
Home Depot, Inc.	14,900	547,426
J Crew Group, Inc. (b)	19,173	770,180
Limited Brands, Inc.	33,900	883,434
Urban Outfitters, Inc. (b)	31,800	843,018
Specialty Retail Total		4,503,194
Textiles, Apparel & Luxury Goods — 0.5%
Polo Ralph Lauren Corp. (a)	6,500	572,975
Textiles, Apparel & Luxury Goods Total		572,975
CONSUMER DISCRETIONARY TOTAL		15,651,218
CONSUMER STAPLES — 10.7%
Beverages — 3.1%
Coca-Cola Co.	34,900	1,675,200
Fomento Economico Mexicano SAB de CV, ADR	6,100	673,379
PepsiCo, Inc.	17,300	1,099,588
Beverages Total		3,448,167

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 1.7%
CVS/Caremark Corp.	26,200	894,468
Kroger Co.	36,000	1,017,000
Food & Staples Retailing Total		1,911,468
Food Products — 1.1%
Archer-Daniels-Midland Co.	34,400	1,262,480
Food Products Total		1,262,480
Household Products — 2.0%
Colgate-Palmolive Co.	16,700	1,115,393
Procter & Gamble Co.	17,600	1,111,616
Household Products Total		2,227,009
Personal Products — 1.5%
Avon Products, Inc.	45,000	1,676,700
Personal Products Total		1,676,700
Tobacco — 1.3%
Altria Group, Inc.	16,800	1,475,208
Tobacco Total		1,475,208
CONSUMER STAPLES TOTAL		12,001,032
ENERGY — 6.1%
Energy Equipment & Services — 2.1%
Transocean, Inc. (b)	17,200	1,405,240
Weatherford International Ltd. (b)	21,300	960,630
Energy Equipment & Services Total		2,365,870
Oil, Gas & Consumable Fuels — 4.0%
Devon Energy Corp.	15,600	1,079,832
Hess Corp.	18,000	998,460
Southwestern Energy Co. (b)	17,000	696,660
Valero Energy Corp.	11,100	715,839
XTO Energy, Inc.	18,300	1,003,023
Oil, Gas & Consumable Fuels Total		4,493,814
ENERGY TOTAL		6,859,684
FINANCIALS — 7.5%
Capital Markets — 3.5%
Goldman Sachs Group, Inc.	5,600	1,157,128
Merrill Lynch & Co., Inc.	12,990	1,060,893
State Street Corp.	26,500	1,715,875
Capital Markets Total		3,933,896
Commercial Banks — 1.0%
Wachovia Corp.	20,100	1,106,505
Commercial Banks Total		1,106,505

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 3.0%
Ambac Financial Group, Inc.	10,100	872,539
American International Group, Inc.	12,440	836,217
Prudential Financial, Inc. (a)	9,300	839,418
W.R. Berkley Corp.	25,400	841,248
Insurance Total		3,389,422
FINANCIALS TOTAL		8,429,823
HEALTH CARE — 16.1%
Biotechnology — 1.8%
Celgene Corp. (b)	15,900	834,114
Genentech, Inc. (b)	9,500	780,140
Isis Pharmaceuticals, Inc. (b)	39,400	365,238
Biotechnology Total		1,979,492
Health Care Equipment & Supplies — 3.4%
Cytyc Corp. (b)	27,400	937,354
Medtronic, Inc.	30,900	1,515,954
Zimmer Holdings, Inc. (b)	16,600	1,417,806
Health Care Equipment & Supplies Total		3,871,114
Health Care Providers & Services — 4.6%
Laboratory Corp. of America Holdings (b)	15,600	1,133,028
McKesson Corp.	29,200	1,709,368
UnitedHealth Group, Inc.	32,800	1,737,416
WellPoint, Inc. (b)	7,100	575,810
Health Care Providers & Services Total		5,155,622
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc. (b)	31,000	1,449,250
Life Sciences Tools & Services Total		1,449,250
Pharmaceuticals — 5.0%
Abbott Laboratories	27,600	1,540,080
Johnson & Johnson	27,700	1,669,202
Merck & Co., Inc.	34,700	1,532,699
Pfizer, Inc.	32,700	826,002
Pharmaceuticals Total		5,567,983
HEALTH CARE TOTAL		18,023,461
INDUSTRIALS — 12.4%
Aerospace & Defense — 4.5%
Boeing Co.	19,800	1,760,418
L-3 Communications Holdings, Inc.	16,300	1,425,761
Precision Castparts Corp.	8,800	915,640

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
United Technologies Corp.	14,900	968,500
Aerospace & Defense Total		5,070,319
Airlines — 0.7%
Continental Airlines, Inc., Class B (b)	22,600	822,414
Airlines Total		822,414
Commercial Services & Supplies — 2.0%
Equifax, Inc.	38,000	1,385,100
Waste Management, Inc.	24,700	849,927
Commercial Services & Supplies Total		2,235,027
Electrical Equipment — 1.1%
Emerson Electric Co.	27,700	1,193,593
Electrical Equipment Total		1,193,593
Industrial Conglomerates — 1.9%
General Electric Co.	61,310	2,167,922
Industrial Conglomerates Total		2,167,922
Machinery — 2.2%
Caterpillar, Inc.	20,000	1,340,600
Eaton Corp.	13,600	1,136,416
Machinery Total		2,477,016
INDUSTRIALS TOTAL		13,966,291
INFORMATION TECHNOLOGY — 27.8%
Communications Equipment — 5.7%
Cisco Systems, Inc. (b)	122,850	3,136,360
CommScope, Inc. (a)(b)	15,600	669,240
Corning, Inc. (b)	31,600	718,584
QUALCOMM, Inc.	30,500	1,301,130
Research In Motion Ltd. (b)	3,900	532,311
Communications Equipment Total		6,357,625
Computers & Peripherals — 5.9%
Apple Computer, Inc. (b)	21,600	2,006,856
Dell, Inc. (b)	36,000	835,560
EMC Corp.	93,700	1,297,745
Hewlett-Packard Co.	31,400	1,260,396
International Business Machines Corp.	13,000	1,225,380
Computers & Peripherals Total		6,625,937
Electronic Equipment & Instruments — 1.3%
Agilent Technologies, Inc. (b)	25,000	842,250
Trimble Navigation Ltd. (b)	24,400	654,896
Electronic Equipment & Instruments Total		1,497,146

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 6.6%
Akamai Technologies, Inc. (b)	10,700	534,144
Baidu.com, Inc., ADR (a)(b)	3,800	366,890
eBay, Inc. (b)	58,800	1,949,220
Google, Inc., Class A (b)	5,422	2,484,144
Yahoo!, Inc. (b)	68,000	2,127,720
Internet Software & Services Total		7,462,118
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A (b)	12,800	1,129,856
IT Services Total		1,129,856
Semiconductors & Semiconductor Equipment — 3.3%
Intel Corp.	83,900	1,605,007
MEMC Electronic Materials, Inc. (b)	17,400	1,054,092
Texas Instruments, Inc.	33,400	1,005,340
Semiconductors & Semiconductor Equipment Total		3,664,439
Software — 4.0%
Adobe Systems, Inc. (b)	22,700	946,590
Microsoft Corp.	85,450	2,381,491
Oracle Corp. (b)	32,500	589,225
THQ, Inc. (b)	15,100	516,269
Software Total		4,433,575
INFORMATION TECHNOLOGY TOTAL		31,170,696
MATERIALS — 1.7%
Chemicals — 1.7%
E.I. du Pont de Nemours & Co.	25,600	1,265,408
Monsanto Co.	12,692	697,552
Chemicals Total		1,962,960
MATERIALS TOTAL		1,962,960
TELECOMMUNICATION SERVICES — 3.4%
Diversified Telecommunication Services — 1.4%
Level 3 Communications, Inc. (b)	122,611	747,927
Time Warner Telecom, Inc., Class A (b)	37,635	781,679
Diversified Telecommunication Services Total		1,529,606
Wireless Telecommunication Services — 2.0%
American Tower Corp., Class A (b)	31,000	1,207,450

5

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — (continued)
NII Holdings, Inc. (b)	14,100	1,045,938
Wireless Telecommunication Services Total		2,253,388
TELECOMMUNICATION SERVICES TOTAL		3,782,994
Total Common Stocks (cost of $103,902,050)		111,848,159
Securities Lending Collateral — 2.2%
State Street Navigator Securities Lending Prime Portfolio (c)	2,510,305	2,510,305
Total Securities Lending Collateral (cost of $2,510,305)		2,510,305

	Par ($)
Short-Term Obligation — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due 04/02/07 at 5.060%, collateralized by a U.S. Treasury Bond maturing 02/15/19, market value of $544,697 (repurchase proceeds $533,225)	533,000	533,000
Total Short-Term Obligation (cost of $533,000)		533,000
Total Investments — 102.3% (cost of $106,945,355)(d)(e)		114,891,464
Other Assets & Liabilities, Net — (2.3)%		(2,613,206)
Net Assets — 100.0%		112,278,258

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at March 31, 2007. The total market value of securities on loan at March 31, 2007 was $2,462,622.

6

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $106,945,355.

(e)	Unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,618,390	$(1,672,281)	$7,946,109

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

March 31, 2007 (Unaudited)	Columbia Large Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 97.6%
CONSUMER DISCRETIONARY – 7.2%
Hotels, Restaurants & Leisure – 1.0%
McDonald’s Corp.	59,505	2,680,700
Hotels, Restaurants & Leisure Total		2,680,700
Household Durables – 2.7%
Centex Corp. (a)	36,600	1,529,148
Lennar Corp., Class A	32,400	1,367,604
Newell Rubbermaid, Inc.	84,600	2,630,214
Sony Corp., ADR	31,100	1,570,239
Household Durables Total		7,097,205
Media – 0.5%
Time Warner, Inc.	65,400	1,289,688
Media Total		1,289,688
Multiline Retail – 2.5%
Federated Department Stores, Inc.	87,308	3,933,226
J.C. Penney Co., Inc.	32,600	2,678,416
Multiline Retail Total		6,611,642
Specialty Retail – 0.5%
Limited Brands, Inc.	48,300	1,258,698
Specialty Retail Total		1,258,698
CONSUMER DISCRETIONARY TOTAL		18,937,933
CONSUMER STAPLES – 7.6%
Beverages – 1.2%
Diageo PLC, ADR	37,957	3,072,619
Beverages Total		3,072,619
Food & Staples Retailing – 0.5%
Sysco Corp.	39,300	1,329,519
Food & Staples Retailing Total		1,329,519
Food Products – 1.1%
Kraft Foods, Inc., Class A (a)	46,800	1,481,688
Tyson Foods, Inc., Class A	81,100	1,574,151
Food Products Total		3,055,839
Household Products – 0.7%
Colgate-Palmolive Co.	27,700	1,850,083
Household Products Total		1,850,083
Personal Products – 0.8%
Avon Products, Inc.	54,600	2,034,396
Personal Products Total		2,034,396
Tobacco – 3.3%
Altria Group, Inc.	41,916	3,680,644

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Loews Corp. – Carolina Group	67,700	5,118,797
Tobacco Total		8,799,441
CONSUMER STAPLES TOTAL		20,141,897
ENERGY – 15.0%
Energy Equipment & Services – 3.2%
ENSCO International, Inc.	26,300	1,430,720
Halliburton Co. (a)	85,848	2,724,816
National-Oilwell Varco, Inc. (b)	19,500	1,516,905
Schlumberger Ltd.	20,460	1,413,786
Weatherford International Ltd. (b)	30,800	1,389,080
Energy Equipment & Services Total		8,475,307
Oil, Gas & Consumable Fuels – 11.8%
ConocoPhillips	60,886	4,161,558
Exxon Mobil Corp.	130,094	9,815,592
Hess Corp.	57,200	3,172,884
Newfield Exploration Co. (b)	41,300	1,722,623
Occidental Petroleum Corp.	91,800	4,526,658
Peabody Energy Corp.	48,400	1,947,616
Valero Energy Corp.	47,000	3,031,030
Williams Companies, Inc.	93,600	2,663,856
Oil, Gas & Consumable Fuels Total		31,041,817
ENERGY TOTAL		39,517,124
FINANCIALS – 32.0%
Capital Markets – 5.3%
Deutsche Bank AG, Registered Shares (a)	14,700	1,977,738
Merrill Lynch & Co., Inc.	95,389	7,790,420
State Street Corp.	66,000	4,273,500
Capital Markets Total		14,041,658
Commercial Banks – 9.9%
Barclays PLC, ADR (a)	47,700	2,716,038
Marshall & Ilsley Corp. (a)	57,581	2,666,576
PNC Financial Services Group, Inc.	53,290	3,835,281
SunTrust Banks, Inc.	25,319	2,102,490
U.S. Bancorp (a)	180,546	6,313,694
Wachovia Corp.	49,089	2,702,349
Wells Fargo & Co.	170,710	5,877,545
Commercial Banks Total		26,213,973

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 8.0%
CIT Group, Inc.	46,400	2,455,488
Citigroup, Inc.	176,555	9,064,334
JPMorgan Chase & Co.	196,292	9,496,607
Diversified Financial Services Total		21,016,429
Insurance – 5.8%
ACE Ltd.	35,800	2,042,748
Ambac Financial Group, Inc.	41,676	3,600,389
American International Group, Inc.	28,796	1,935,667
Genworth Financial, Inc., Class A	77,500	2,707,850
Hartford Financial Services Group, Inc.	24,465	2,338,365
Prudential Financial, Inc.	30,200	2,725,852
Insurance Total		15,350,871
Real Estate Investment Trusts (REITs) – 2.3%
Archstone-Smith Trust	23,008	1,248,874
General Growth Properties, Inc.	37,600	2,427,832
Plum Creek Timber Co., Inc.	37,596	1,482,035
ProLogis	13,500	876,555
Real Estate Investment Trusts (REITs) Total		6,035,296
Thrifts & Mortgage Finance – 0.7%
Washington Mutual, Inc. (a)	43,200	1,744,416
Thrifts & Mortgage Finance Total		1,744,416
FINANCIALS TOTAL		84,402,643
HEALTH CARE – 8.1%
Health Care Providers & Services – 2.2%
Aetna, Inc.	43,176	1,890,677
CIGNA Corp. (a)	13,111	1,870,415
McKesson Corp.	33,600	1,966,944
Health Care Providers & Services Total		5,728,036
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc. (b)	44,500	2,080,375
Life Sciences Tools & Services Total		2,080,375
Pharmaceuticals – 5.1%
Johnson & Johnson	39,500	2,380,270
Merck & Co., Inc.	90,400	3,992,968
Novartis AG, ADR	36,943	2,018,196

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.	205,745	5,197,119
Pharmaceuticals Total		13,588,553
HEALTH CARE TOTAL		21,396,964
INDUSTRIALS – 7.9%
Aerospace & Defense – 4.6%
Boeing Co.	44,100	3,920,931
L-3 Communications Holdings, Inc.	44,900	3,927,403
United Technologies Corp.	65,330	4,246,450
Aerospace & Defense Total		12,094,784
Electrical Equipment – 0.9%
ABB Ltd., ADR	147,108	2,527,315
Electrical Equipment Total		2,527,315
Industrial Conglomerates – 2.4%
General Electric Co.	176,188	6,230,008
Industrial Conglomerates Total		6,230,008
INDUSTRIALS TOTAL		20,852,107
INFORMATION TECHNOLOGY – 4.7%
Computers & Peripherals – 1.5%
Hewlett-Packard Co.	97,300	3,905,622
Computers & Peripherals Total		3,905,622
Electronic Equipment & Instruments – 1.0%
Agilent Technologies, Inc. (b)	76,200	2,567,178
Electronic Equipment & Instruments Total		2,567,178
Semiconductors & Semiconductor Equipment – 1.7%
Fairchild Semiconductor International, Inc. (a)(b)	116,700	1,951,224
Intersil Corp., Class A	55,700	1,475,493
NVIDIA Corp. (b)	41,200	1,185,736
Semiconductors & Semiconductor Equipment Total		4,612,453
Software – 0.5%
Electronic Arts, Inc. (b)	25,000	1,259,000
Software Total		1,259,000
INFORMATION TECHNOLOGY TOTAL		12,344,253
MATERIALS – 3.6%
Construction Materials – 0.7%
Vulcan Materials Co.	15,200	1,770,496
Construction Materials Total		1,770,496

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.8%
Crown Holdings, Inc. (b)	85,900	2,101,114
Containers & Packaging Total		2,101,114
Metals & Mining – 0.7%
Alcoa, Inc.	58,000	1,966,200
Metals & Mining Total		1,966,200
Paper & Forest Products – 1.4%
Weyerhaeuser Co. (a)	51,100	3,819,214
Paper & Forest Products Total		3,819,214
MATERIALS TOTAL		9,657,024
TELECOMMUNICATION SERVICES – 4.6%
Diversified Telecommunication Services – 4.6%
AT&T, Inc.	219,584	8,658,197
Verizon Communications, Inc.	89,545	3,395,546
Diversified Telecommunication Services Total		12,053,743
TELECOMMUNICATION SERVICES TOTAL		12,053,743
UTILITIES – 6.9%
Electric Utilities – 3.6%
Entergy Corp.	26,019	2,729,913
FPL Group, Inc.	47,100	2,881,107
PPL Corp.	64,800	2,650,320
Reliant Energy, Inc. (b)	67,700	1,375,664
Electric Utilities Total		9,637,004
Independent Power Producers & Energy Traders – 0.8%
Constellation Energy Group, Inc.	15,500	1,347,725
Mirant Corp. (b)	16,800	679,728
Independent Power Producers & Energy Traders Total		2,027,453
Multi-Utilities – 2.5%
PG&E Corp.	48,830	2,357,024
Public Service Enterprise Group, Inc.	51,686	4,292,006
Multi-Utilities Total		6,649,030
UTILITIES TOTAL		18,313,487

Total Common Stocks (cost of $211,304,611)		257,617,175

5

	Par ($)	Value ($)
Convertible Bonds – 1.4%
COMMUNICATIONS – 1.4%
Media – 1.4%
Liberty Media Corp.
0.750% 03/30/23	3,100,000	3,630,875
	Media Total	3,630,875
	COMMUNICATIONS TOTAL	3,630,875

	Total Convertible Bonds (cost of $3,388,169)	3,630,875

	Shares
Convertible Preferred Stocks – 0.1%
FINANCIALS – 0.1%
Insurance – 0.1%
Genworth Financial, Inc., 6.000%	8,200	305,860
	Insurance Total	305,860
	FINANCIALS TOTAL	305,860

	Total Convertible Preferred Stocks (cost of $214,073)	305,860
Securities Lending Collateral – 8.6%
State Street Navigator Securities Lending Prime Portfolio (c)	22,508,243	22,508,243

	Total Securities Lending Collateral (cost of $22,508,243)	22,508,243

	Par ($)
Short-Term Obligation – 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due on 04/02/07, at 5.060%, collateralized by a U.S. Treasury Obligation maturing 02/15/19, market value of $3,033,756(repurchase proceeds $2,971,252)	2,970,000	2,970,000

Total Short-Term Obligation (cost of $2,970,000)		2,970,000

Total Investments – 108.8% (cost of $240,385,096)(d)(e)		287,032,153

Other Assets & Liabilities, Net – (8.8)%		(23,165,085)

Net Assets – 100.0%		263,867,068

6

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at March 31, 2007. The total market value of securities on loan at March 31, 2007 is $22,018,923.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $240,385,096.

(e)	Unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$49,489,357	$(2,842,300)	$46,647,057

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

March 31, 2007 (Unaudited)	Columbia Mid Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 99.4%
CONSUMER DISCRETIONARY – 7.8%
Auto Components – 1.5%
BorgWarner, Inc.	4,200	316,764
Johnson Controls, Inc.	3,800	359,556
Auto Components Total		676,320
Automobiles – 0.5%
Ford Motor Co.	29,600	233,544
Automobiles Total		233,544
Hotels, Restaurants & Leisure – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	5,200	337,220
Hotels, Restaurants & Leisure Total		337,220
Household Durables – 0.9%
Centex Corp.	4,800	200,544
Lennar Corp., Class A	5,300	223,713
Household Durables Total		424,257
Leisure Equipment & Products – 1.2%
Brunswick Corp.	6,700	213,395
Hasbro, Inc.	11,800	337,716
Leisure Equipment & Products Total		551,111
Media – 1.2%
Dow Jones & Co., Inc.	8,300	286,101
Regal Entertainment Group, Class A	12,000	238,440
Media Total		524,541
Multiline Retail – 1.2%
Federated Department Stores, Inc.	11,508	518,435
Multiline Retail Total		518,435
Textiles, Apparel & Luxury Goods – 0.5%
Polo Ralph Lauren Corp.	2,800	246,820
Textiles, Apparel & Luxury Goods Total		246,820
CONSUMER DISCRETIONARY TOTAL		3,512,248
CONSUMER STAPLES – 9.4%
Beverages – 1.7%
Fomento Economico Mexicano SAB de CV, ADR	2,700	298,053
Pepsi Bottling Group, Inc.	14,200	452,838
Beverages Total		750,891
Food & Staples Retailing – 1.5%
Kroger Co.	24,200	683,650
Food & Staples Retailing Total		683,650

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 3.3%
Dean Foods Co. (a)	11,300	528,162
Hershey Co.	6,600	360,756
Smithfield Foods, Inc. (a)	8,100	242,595
Tyson Foods, Inc., Class A	19,200	372,672
Food Products Total		1,504,185
Household Products – 1.2%
Clorox Co.	8,400	534,996
Household Products Total		534,996
Personal Products – 1.7%
Avon Products, Inc.	9,300	346,518
Estee Lauder Companies, Inc., Class A	8,800	429,880
Personal Products Total		776,398
CONSUMER STAPLES TOTAL		4,250,120
ENERGY – 8.2%
Energy Equipment & Services – 2.9%
National-Oilwell Varco, Inc. (a)	3,375	262,541
Rowan Companies, Inc.	10,300	334,441
Technip SA, ADR	4,000	291,600
Tidewater, Inc.	6,700	392,486
Energy Equipment & Services Total		1,281,068
Oil, Gas & Consumable Fuels – 5.3%
Hess Corp.	12,400	687,828
Newfield Exploration Co. (a)	12,700	529,717
Peabody Energy Corp.	10,200	410,448
Tesoro Corp.	3,600	361,548
Williams Companies, Inc.	14,300	406,978
Oil, Gas & Consumable Fuels Total		2,396,519
ENERGY TOTAL		3,677,587
FINANCIALS – 25.9%
Commercial Banks – 10.2%
Bank of Hawaii Corp.	8,200	434,846
City National Corp.	7,600	559,360
Comerica, Inc.	11,100	656,232
Cullen/Frost Bankers, Inc.	8,600	450,038
KeyCorp	14,100	528,327
Marshall & Ilsley Corp.	11,700	541,827
SVB Financial Group (a)	6,900	335,271
TCF Financial Corp.	17,600	463,936

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Zions Bancorporation	7,300	616,996
Commercial Banks Total		4,586,833
Diversified Financial Services – 1.4%
CIT Group, Inc.	11,700	619,164
Diversified Financial Services Total		619,164
Insurance – 6.5%
ACE Ltd.	4,200	239,652
Ambac Financial Group, Inc.	6,950	600,411
Axis Capital Holdings Ltd.	13,327	451,252
Genworth Financial, Inc., Class A	12,900	450,726
Loews Corp.	9,900	449,757
Old Republic International Corp.	19,800	437,976
Platinum Underwriters Holdings Ltd.	9,600	307,968
Insurance Total		2,937,742
Real Estate Investment Trusts (REITs) – 6.9%
Alexandria Real Estate Equities, Inc.	2,200	220,814
Archstone-Smith Trust	3,700	200,836
Boston Properties, Inc.	2,700	316,980
Equity Residential Properties Trust	6,900	332,787
General Growth Properties, Inc.	10,700	690,899
iStar Financial, Inc.	8,819	412,994
Plum Creek Timber Co., Inc.	13,015	513,051
ProLogis Trust	6,900	448,017
Real Estate Investment Trusts (REITs) Total		3,136,378
Thrifts & Mortgage Finance – 0.9%
PMI Group, Inc.	9,300	420,546
Thrifts & Mortgage Finance Total		420,546
FINANCIALS TOTAL		11,700,663
HEALTH CARE – 7.8%
Health Care Equipment & Supplies – 2.1%
Beckman Coulter, Inc.	7,600	485,564
Hospira, Inc. (a)	11,300	462,170
Health Care Equipment & Supplies Total		947,734
Health Care Providers & Services – 2.2%
CIGNA Corp.	3,200	456,512
Community Health Systems, Inc. (a)	8,500	299,625
Universal Health Services, Inc., Class B	3,600	206,136
Health Care Providers & Services Total		962,273
Life Sciences Tools & Services – 2.6%
Millipore Corp. (a)	4,500	326,115

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
Thermo Fisher Scientific, Inc. (a)	7,200	336,600
Varian, Inc. (a)	9,000	524,340
Life Sciences Tools & Services Total		1,187,055
Pharmaceuticals – 0.9%
Mylan Laboratories, Inc.	19,305	408,108
Pharmaceuticals Total		408,108
HEALTH CARE TOTAL		3,505,170
INDUSTRIALS – 11.0%
Aerospace & Defense – 1.8%
L-3 Communications Holdings, Inc.	6,500	568,555
Spirit Aerosystems Holdings, Inc., Class A (a)	7,196	229,193
Aerospace & Defense Total		797,748
Commercial Services & Supplies – 1.1%
Equifax, Inc.	8,500	309,825
SAIC, Inc. (a)	9,976	172,784
Commercial Services & Supplies Total		482,609
Construction & Engineering – 0.7%
Jacobs Engineering Group, Inc. (a)	6,650	310,223
Construction & Engineering Total		310,223
Electrical Equipment – 0.8%
Cooper Industries Ltd., Class A	7,500	337,425
Electrical Equipment Total		337,425
Industrial Conglomerates – 1.6%
McDermott International, Inc. (a)	6,650	325,717
Textron, Inc.	4,600	413,080
Industrial Conglomerates Total		738,797
Machinery – 3.5%
Barnes Group, Inc.	17,018	391,584
Harsco Corp.	5,300	237,758
Kennametal, Inc.	7,300	493,553
Parker Hannifin Corp.	5,500	474,705
Machinery Total		1,597,600
Marine – 0.8%
Alexander & Baldwin, Inc.	7,300	368,212
Marine Total		368,212

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.7%
Canadian Pacific Railway Ltd.	5,800	327,410
Road & Rail Total		327,410
INDUSTRIALS TOTAL		4,960,024
INFORMATION TECHNOLOGY – 8.6%
Communications Equipment – 0.3%
CommScope, Inc. (a)	3,100	132,990
Communications Equipment Total		132,990
Computers & Peripherals – 0.8%
Diebold, Inc.	4,700	224,237
NCR Corp. (a)	2,600	124,202
Computers & Peripherals Total		348,439
Electronic Equipment & Instruments – 3.3%
Agilent Technologies, Inc. (a)	13,900	468,291
Arrow Electronics, Inc. (a)	12,800	483,200
Mettler-Toledo International, Inc. (a)	3,500	313,495
Tektronix, Inc.	7,720	217,395
Electronic Equipment & Instruments Total		1,482,381
Semiconductors & Semiconductor Equipment – 2.1%
Fairchild Semiconductor International, Inc. (a)	13,300	222,376
Intersil Corp., Class A	8,400	222,516
KLA-Tencor Corp.	5,000	266,600
NVIDIA Corp. (a)	4,400	126,632
Verigy Ltd. (a)	5,963	139,952
Semiconductors & Semiconductor Equipment Total		978,076
Software – 2.1%
Activision, Inc. (a)	16,000	303,040
Cadence Design Systems, Inc. (a)	11,300	237,978
Electronic Arts, Inc. (a)	4,400	221,584
Synopsys, Inc. (a)	6,800	178,364
Software Total		940,966
INFORMATION TECHNOLOGY TOTAL		3,882,852
MATERIALS – 6.6%
Chemicals – 2.3%
Air Products & Chemicals, Inc.	10,500	776,580
PPG Industries, Inc.	4,000	281,240
Chemicals Total		1,057,820
Construction Materials – 1.5%
Martin Marietta Materials, Inc.	2,800	378,560

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – (continued)
Vulcan Materials Co.	2,525	294,112
Construction Materials Total		672,672
Containers & Packaging – 1.7%
Crown Holdings, Inc. (a)	16,900	413,374
Packaging Corp. of America	14,400	351,360
Containers & Packaging Total		764,734
Metals & Mining – 0.4%
Allegheny Technologies, Inc.	1,600	170,704
Metals & Mining Total		170,704
Paper & Forest Products – 0.7%
Weyerhaeuser Co.	4,200	313,908
Paper & Forest Products Total		313,908
MATERIALS TOTAL		2,979,838
UTILITIES – 14.1%
Electric Utilities – 8.3%
American Electric Power Co., Inc.	13,400	653,250
Edison International	11,400	560,082
Entergy Corp.	8,200	860,344
FPL Group, Inc.	8,800	538,296
PPL Corp.	18,600	760,740
Reliant Energy, Inc. (a)	17,500	355,600
Electric Utilities Total		3,728,312
Gas Utilities – 0.7%
AGL Resources, Inc.	7,400	316,128
Gas Utilities Total		316,128
Independent Power Producers & Energy Traders – 0.5%
Mirant Corp. (a)	5,800	234,668
Independent Power Producers & Energy Traders Total		234,668
Multi-Utilities – 4.6%
PG&E Corp.	18,700	902,649
Public Service Enterprise Group, Inc.	3,500	290,640
Sempra Energy	6,600	402,666
Wisconsin Energy Corp.	10,200	494,904
Multi-Utilities Total		2,090,859
UTILITIES TOTAL		6,369,967

Total Common Stocks (cost of $35,180,918)		44,838,469

6

	Par ($)	Value ($)
Convertible Bond – 0.3%
CONSUMER CYCLICAL – 0.3%
Auto Manufacturers – 0.3%
Ford Motor Co.
4.250% 12/15/36	106,000	116,865

Total Convertible Bond (cost of $111,605)		116,865
Short-Term Obligation – 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due on 04/02/07, at 5.060%, collateralized by a U.S. Treasury Obligation maturing 02/15/19, market value of $337,850 (repurchase proceeds $331,140)	331,000	331,000

Total Short-Term Obligation (cost of $331,000)		331,000

Total Investments – 100.4% (cost of $35,623,523)(b)(c)		45,286,334

Other Assets & Liabilities, Net – (0.4)%		(182,996)

Net Assets – 100.0%		45,103,338

	Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $35,623,523.

(c)	Unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes was:

7

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,956,372	$(293,561)	$9,662,811

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Money Market Fund, Variable Series

		Par ($)	Value ($)*
Corporate Bonds – 45.5%
701 Green Valley Associates LLC
	LOC: Wachovia Bank N.A.
	5.490% 01/01/18(a)	2,100,000	2,100,000
American Express Credit Corp.
	5.420% 03/05/08(a)	5,000,000	5,000,000
Barry-Wehmiller Group, Inc.
	LOC: Fifth Third Bank
	5.370% 05/01/18(a)	3,990,000	3,990,000
Basic Water Co. SPE1 LLC
	LOC: U.S. Bank N.A.
	5.350% 08/01/24(a)	8,049,000	8,049,000
Berkeley Realty Co. LLC
	LOC: Wachovia Bank N.A.
	5.420% 03/01/22(a)	4,300,000	4,300,000
Best One Tire & Services LLC
	LOC: Fifth Third Bank
	5.370% 02/01/18(a)	7,435,000	7,435,000
Cheyne Finance LLC
	5.313% 03/25/08(a)(c)	3,000,000	2,999,204
Dick Masheter Ford, Inc.
	LOC: National City Bank
	5.380% 07/01/23(a)	75,000	75,000
General Electric Capital Corp.
	5.445% 10/17/07(a)	5,000,000	5,000,000
Han Sung Industries LLC
	LOC: Wachovia Bank N.A.
	5.420% 06/01/21(a)	2,920,000	2,920,000
Imaging Business Machines LLC
	LOC: AmSouth Bank N.A.
	5.370% 07/01/24(a)	6,645,000	6,645,000
Iowa 80 Group, Inc.
	LOC: Wells Fargo Bank N.A.
	5.450% 06/01/16(a)(b)	5,190,000	5,190,000
Johnson Research & Development Co., Inc.
	LOC: Wachovia Bank N.A.
	5.420% 09/01/16(a)(c)	4,470,000	4,470,000
Kokomo Grain Co., Inc.
	LOC: General Electric Capital Corp.
	5.340% 11/01/10(a)(c)	4,000,000	4,000,000
Links Finance LLC
	5.320% 04/02/07(a)(c)	7,500,000	7,499,998
Long Term Capital LLC
	LOC: Wachovia Bank N.A.
	5.490% 05/01/18(a)	2,800,000	2,800,000
Max Daetwyler Corp.
	LOC: Wachovia Bank N.A.

1

		Par ($)	Value ($)
Corporate Bonds – (continued)
	5.540% 07/01/13(a)	1,340,000	1,340,000
Merrill Lynch & Co., Inc.
	5.300% 04/18/08(a)	1,500,000	1,500,000
MMJK Properties LLC
	LOC: JPMorgan Chase Bank
	5.380% 05/01/26(a)	2,000,000	2,000,000
Morgan Stanley
	5.410% 03/26/08(a)	4,000,000	4,000,000
Northern Rock PLC
	5.340% 03/05/08(a)(c)	2,000,000	2,000,000
PS Greetings, Inc.
	LOC: ABN AMRO Bank
	5.480% 12/01/33(a)	85,000	85,000
Sanders CRS Exchange LLC
	LOC: Wells Fargo Bank N.A.
	5.560% 10/01/23(a)	585,000	585,000
Seventh Avenue Associates
	LOC: National City Bank
	5.380% 01/01/27(a)	65,000	65,000
SLM Corp.
	5.330% 03/20/08(a)(c)	3,000,000	2,999,379
Wells Fargo & Co.
	5.330% 03/14/08(a)(c)	5,000,000	5,000,000
	Total Corporate Bonds (cost of $92,047,581)		92,047,581

Commercial Paper – 25.9%
Cheyne Finance LLC
	5.210% 08/23/07(c)(d)	5,000,000	4,895,800
Countrywide Financial Corp.
	5.290% 04/13/07(d)	5,000,000	4,991,183
Deer Valley Funding LLC
	5.270% 04/18/07(c)(d)	7,500,000	7,481,335
Giro Balanced Funding Corp.
	5.280% 04/20/07(c)(d)	4,000,000	3,988,853
Giro Funding US Corp.
	5.250% 04/16/07(c)	5,000,000	4,989,063
Long Island College Hospital
	LOC: Landesbank Hessen-Thuringen Girozentrale
	5.280% 04/09/07(d)	8,000,000	7,990,613
Millstone Funding Corp.
	5.280% 04/17/07(d)	5,000,000	4,988,267
Rhineland Funding Capital Corp.
	5.290% 04/10/07(c)(d)	5,000,000	4,993,388

2

		Par ($)	Value ($)
Commercial Paper – (continued)
	5.330% 04/05/07(a)(c)	500,000	499,704
Sunbelt Funding Corp.
	5.250% 05/04/07(c)(d)	7,500,000	7,463,906
	Total Commercial Paper (cost of $52,282,112)		52,282,112
Certificates of Deposit – 11.7%
Barclays Bank PLC NY
	5.450% 06/12/07	2,500,000	2,500,000
	5.500% 06/18/07	1,000,000	1,000,000
Canadian Imperial Bank of Commerce NY
	5.410% 03/17/08(a)	7,000,000	7,000,000
Credit Agricole SA
	5.260% 04/05/07	1,750,000	1,750,000
	5.520% 06/18/07	1,000,000	1,000,000
Credit Suisse NY
	5.250% 04/03/07	2,500,000	2,500,000
	5.420% 01/16/08	2,000,000	2,000,000
Natexis NY
	5.410% 08/13/07(a)	2,000,000	2,000,000
Societe Generale
	5.335% 07/16/07	3,000,000	3,000,000
	5.500% 06/18/07	1,000,000	1,000,000
	Total Certificates of Deposit (cost of $23,750,000)		23,750,000
Municipal Bonds – 10.2%
ILLINOIS – 1.2%
IL Upper River Valley Development Authority
	Series 2003 B,
	LOC: LaSalle Bank N.A.,
	LOC: ABN AMRO Bank
	5.420% 06/01/17(a)	2,300,000	2,300,000
ILLINOIS TOTAL			2,300,000
MICHIGAN – 0.0%
MI Housing Development Authority
	Canterbury Apartments Kalamazoo,
	Series 2003 B,
	LOC: FHLB
	5.440% 06/01/38(a)	71,000	71,000
MICHIGAN TOTAL			71,000
MINNESOTA – 1.6%
MN St. Paul Housing & Redevelopment Authority
	Series 2004,
	LOC: U.S. Bank N.A.

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
MINNESOTA – (continued)
	5.370% 01/01/24(a)	3,292,000	3,292,000
MINNESOTA TOTAL			3,292,000
NEW HAMPSHIRE – 1.1%
NH Business Finance Authority
	Series 2002 B,
	SPA: Bank of New York
	5.370% 11/01/20(a)	2,211,000	2,211,000
NEW HAMPSHIRE TOTAL			2,211,000
NEW YORK – 1.0%
NY Clinton County Industrial Development Agency
	Bombardier Corp.,
	Series 1997 A,
	LOC: HSBC Bank USA N.A.
	5.500% 12/01/10(a)	2,020,000	2,020,000
NEW YORK TOTAL			2,020,000
NORTH CAROLINA – 3.0%
NC Downtown Renaissance, Inc.
	Imperial Centre Partners LP,
	Series 2004,
	LOC: RBC Centura Bank
	5.350% 02/01/25(a)	6,089,000	6,089,000
NORTH CAROLINA TOTAL			6,089,000
TEXAS – 2.3%
TX State
	Series 1994 A-2,
	SPA: DEPFA Bank PLC
	5.300% 12/01/33(a)	4,595,000	4,595,000
TEXAS TOTAL			4,595,000
	Total Municipal Bonds (cost of $20,578,000)		20,578,000
Extendible Commercial Notes – 6.2%
Citibank Credit Card Master Trust
	5.255% 05/14/07(c)(d)	7,500,000	7,452,924
Monument Gardens Funding LLC
	5.280% 04/26/07(c)(d)	5,000,000	4,981,667
	Total Extendible Commercial Notes (cost of $12,434,591)		12,434,591
Asset-Backed Securities – 0.1%
Capital Auto Receivables Asset Trust
	5.340% 12/15/07(c)	285,411	285,411
	Total Asset-Backed Securities (cost of $285,411)		285,411

4

Total Investments – 99.6% (cost of $201,377,695)(e)	201,377,695
Other Assets & Liabilities, Net – 0.4%	843,338
Net Assets – 100.0%	202,221,033

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2007.
(b)	Illiquid security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities, which are not illiquid, amounted to $76.000.632, which represents 37.6% of net assets.

(d)	The rate shown represents the annualized yield at the date of purchase.
(e)	Cost for federal income tax purposes is $201,377,695.

Acronym	Name

FHLB	Federal Home Loan Bank
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO

March 31, 2007 (Unaudited)	Columbia S&P 500 Index Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 10.4%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (a)(b)	716	22,332
Johnson Controls, Inc. (b)	762	72,100
Auto Components Total		94,432
Automobiles – 0.4%
Ford Motor Co. (b)	7,410	58,465
General Motors Corp.	2,204	67,531
Harley-Davidson, Inc. (b)	1,011	59,396
Automobiles Total		185,392
Distributors – 0.1%
Genuine Parts Co.	665	32,585
Distributors Total		32,585
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	543	23,838
H&R Block, Inc. (b)	1,254	26,384
Diversified Consumer Services Total		50,222
Hotels, Restaurants & Leisure – 1.6%
Carnival Corp.	1,734	81,255
Darden Restaurants, Inc. (b)	571	23,519
Harrah’s Entertainment, Inc.	724	61,142
Hilton Hotels Corp.	1,531	55,055
International Game Technology, Inc.	1,322	53,382
Marriott International, Inc., Class A	1,287	63,012
McDonald’s Corp.	4,721	212,681
Starbucks Corp. (a)	2,946	92,387
Starwood Hotels & Resorts Worldwide, Inc.	851	55,187
Wendy’s International, Inc. (b)	350	10,955
Wyndham Worldwide Corp. (a)	745	25,442
Yum! Brands, Inc.	1,033	59,666
Hotels, Restaurants & Leisure Total		793,683
Household Durables – 0.6%
Black & Decker Corp. (b)	263	21,466
Centex Corp. (b)	464	19,386
D.R. Horton, Inc.	1,075	23,650
Fortune Brands, Inc.	588	46,346
Harman International Industries, Inc. (b)	250	24,020
KB Home (b)	305	13,014
Leggett & Platt, Inc. (b)	696	15,778

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Lennar Corp., Class A	535	22,582
Newell Rubbermaid, Inc.	1,080	33,577
Pulte Homes, Inc.	825	21,830
Snap-On, Inc.	228	10,967
Stanley Works (b)	316	17,494
Whirlpool Corp. (b)	306	25,983
Household Durables Total		296,093
Internet & Catalog Retail – 0.1%
Amazon.com, Inc. (a)	1,205	47,947
IAC/InterActiveCorp (a)(b)	845	31,865
Internet & Catalog Retail Total		79,812
Leisure Equipment & Products – 0.2%
Brunswick Corp.	356	11,339
Eastman Kodak Co. (b)	1,122	25,312
Hasbro, Inc.	642	18,374
Mattel, Inc.	1,535	42,320
Leisure Equipment & Products Total		97,345
Media – 3.4%
CBS Corp., Class B	2,898	88,650
Clear Channel Communications, Inc.	1,951	68,363
Comcast Corp., Class A (a)	12,165	315,682
DIRECTV Group, Inc. (a)	3,030	69,902
Dow Jones & Co., Inc. (b)	247	8,514
EW Scripps Co.	325	14,521
Gannett Co., Inc.	915	51,505
Interpublic Group of Companies, Inc. (a)	1,844	22,700
McGraw-Hill Companies, Inc.	1,382	86,900
Meredith Corp. (b)	152	8,723
New York Times Co., Class A (b)	562	13,213
News Corp., Class A	9,175	212,126
Omnicom Group, Inc.	665	68,083
Time Warner, Inc.	14,938	294,577
Tribune Co. (b)	691	22,188
Viacom, Inc., Class B (a)	2,698	110,915
Walt Disney Co.	8,010	275,784
Media Total		1,732,346

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 1.2%
Big Lots, Inc. (a)	426	13,325
Dillard’s, Inc., Class A	237	7,757
Dollar General Corp.	1,214	25,676
Family Dollar Stores, Inc.	592	17,535
Federated Department Stores, Inc. (b)	2,049	92,307
J.C. Penney Co., Inc.	876	71,972
Kohl’s Corp. (a)	1,277	97,831
Nordstrom, Inc.	890	47,117
Sears Holdings Corp. (a)(b)	322	58,012
Target Corp.	3,350	198,521
Multiline Retail Total		630,053
Specialty Retail – 2.0%
Abercrombie & Fitch Co., Class A	350	26,488
AutoNation, Inc. (a)	584	12,404
Autozone, Inc. (a)	198	25,372
Bed Bath & Beyond, Inc. (a)	1,102	44,267
Best Buy Co., Inc.	1,596	77,757
Circuit City Stores, Inc. (b)	552	10,229
Gap, Inc.	2,056	35,384
Home Depot, Inc.	7,979	293,148
Limited Brands, Inc.	1,334	34,764
Lowe’s Companies, Inc.	5,959	187,649
Office Depot, Inc. (a)	1,086	38,162
OfficeMax, Inc. (b)	290	15,295
RadioShack Corp. (b)	531	14,353
Sherwin-Williams Co.	438	28,925
Staples, Inc.	2,816	72,765
Tiffany & Co.	529	24,059
TJX Companies, Inc.	1,775	47,854
Specialty Retail Total		988,875
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc. (a)	1,455	72,823
Jones Apparel Group, Inc.	431	13,245
Liz Claiborne, Inc.	401	17,183
NIKE, Inc., Class B	731	77,676
Polo Ralph Lauren Corp.	250	22,037

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
V.F. Corp.	348	28,752
Textiles, Apparel & Luxury Goods Total		231,716
CONSUMER DISCRETIONARY TOTAL		5,212,554
CONSUMER STAPLES – 9.5%
Beverages – 2.0%
Anheuser-Busch Companies, Inc.	2,996	151,178
Brown-Forman Corp., Class B (b)	307	20,127
Coca-Cola Co.	7,871	377,808
Coca-Cola Enterprises, Inc.	1,080	21,870
Constellation Brands, Inc., Class A (a)(b)	820	17,368
Molson Coors Brewing Co., Class B (b)	179	16,937
Pepsi Bottling Group, Inc.	507	16,168
PepsiCo, Inc.	6,398	406,657
Beverages Total		1,028,113
Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	1,762	94,866
CVS Corp.	6,012	205,257
Kroger Co.	2,770	78,253
Safeway, Inc.	1,727	63,277
SUPERVALU, Inc. (b)	803	31,373
Sysco Corp.	2,407	81,429
Wal-Mart Stores, Inc.	9,635	452,363
Walgreen Co.	3,911	179,476
Whole Foods Market, Inc. (b)	555	24,892
Food & Staples Retailing Total		1,211,186
Food Products – 1.2%
Archer-Daniels-Midland Co.	2,563	94,062
Campbell Soup Co.	851	33,147
ConAgra Foods, Inc.	1,986	49,471
Dean Foods Co.	495	23,136
General Mills, Inc.	1,361	79,237
H.J. Heinz Co.	1,259	59,324
Hershey Co. (b)	677	37,005
Kellogg Co.	979	50,350
Kraft Foods, Inc., Class A	714	22,605
McCormick & Co., Inc.	513	19,761
Sara Lee Corp.	2,861	48,408

4

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Tyson Foods, Inc., Class A	980	19,022
Wm. Wrigley Jr. Co. (b)	855	43,545
Food Products Total		579,073
Household Products – 2.1%
Clorox Co.	591	37,641
Colgate-Palmolive Co.	2,004	133,847
Kimberly-Clark Corp.	1,786	122,323
Procter & Gamble Co.	12,349	779,963
Household Products Total		1,073,774
Personal Products – 0.2%
Avon Products, Inc.	1,731	64,497
Estee Lauder Companies, Inc., Class A (b)	445	21,738
Personal Products Total		86,235
Tobacco – 1.6%
Altria Group, Inc.	8,217	721,535
Reynolds American, Inc. (b)	670	41,815
UST, Inc. (b)	629	36,469
Tobacco Total		799,819
CONSUMER STAPLES TOTAL		4,778,200
ENERGY – 10.0%
Energy Equipment & Services – 1.8%
Baker Hughes, Inc. (b)	1,252	82,795
BJ Services Co.	1,142	31,862
ENSCO International, Inc.	600	32,640
Halliburton Co.	3,917	124,326
Nabors Industries Ltd. (a)	1,093	32,429
National Oilwell Varco, Inc. (a)	685	53,286
Noble Corp.	527	41,464
Rowan Companies, Inc. (b)	430	13,962
Schlumberger Ltd.	4,617	319,035
Smith International, Inc. (b)	775	37,239
Transocean, Inc. (a)	1,142	93,301
Weatherford International Ltd. (a)	1,325	59,757
Energy Equipment & Services Total		922,096
Oil, Gas & Consumable Fuels – 8.2%
Anadarko Petroleum Corp.	1,815	78,009
Apache Corp.	1,284	90,779
Chesapeake Energy Corp.	1,595	49,254
Chevron Corp.	8,447	624,740
ConocoPhillips	6,443	440,379

5

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
CONSOL Energy, Inc.	710	27,782
Devon Energy Corp.	1,746	120,858
El Paso Corp.	2,724	39,416
EOG Resources, Inc.	950	67,773
Exxon Mobil Corp.	22,285	1,681,403
Hess Corp.	1,055	58,521
Kinder Morgan, Inc. (b)	417	44,390
Marathon Oil Corp.	1,345	132,926
Murphy Oil Corp.	730	38,982
Occidental Petroleum Corp.	3,285	161,983
Peabody Energy Corp.	1,030	41,447
Spectra Energy Corp.	2,447	64,283
Sunoco, Inc.	478	33,670
Valero Energy Corp.	2,355	151,874
Williams Companies, Inc.	2,348	66,824
XTO Energy, Inc.	1,450	79,475
Oil, Gas & Consumable Fuels Total		4,094,768
ENERGY TOTAL		5,016,864
FINANCIALS – 21.5%
Capital Markets – 3.7%
Ameriprise Financial, Inc.	941	53,769
Bank of New York Co., Inc.	2,952	119,704
Bear Stearns Companies, Inc.	457	68,710
Charles Schwab Corp.	4,011	73,361
E*TRADE Financial Corp. (a)	1,665	35,331
Federated Investors, Inc., Class B	353	12,962
Franklin Resources, Inc.	648	78,298
Goldman Sachs Group, Inc.	1,612	333,088
Janus Capital Group, Inc. (b)	748	15,641
Legg Mason, Inc.	510	48,047
Lehman Brothers Holdings, Inc.	2,067	144,835
Mellon Financial Corp.	1,631	70,361
Merrill Lynch & Co., Inc.	3,470	283,395
Morgan Stanley	4,178	329,059
Northern Trust Corp.	732	44,022
State Street Corp.	1,296	83,916
T. Rowe Price Group, Inc.	1,027	48,464
Capital Markets Total		1,842,963

6

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 4.1%
BB&T Corp. (b)	2,110	86,552
Comerica, Inc.	618	36,536
Commerce Bancorp, Inc.	730	24,367
Compass Bancshares, Inc.	505	34,744
Fifth Third Bancorp (b)	2,177	84,228
First Horizon National Corp. (b)	487	20,225
Huntington Bancshares, Inc. (b)	926	20,233
KeyCorp	1,540	57,704
M&T Bank Corp.	300	34,749
Marshall & Ilsley Corp.	995	46,078
National City Corp.	2,314	86,197
PNC Financial Services Group, Inc.	1,346	96,872
Regions Financial Corp.	2,869	101,477
SunTrust Banks, Inc.	1,382	114,761
Synovus Financial Corp. (b)	1,266	40,942
U.S. Bancorp (b)	6,927	242,237
Wachovia Corp.	7,452	410,233
Wells Fargo & Co.	13,232	455,578
Zions Bancorporation (b)	440	37,189
Commercial Banks Total		2,030,902
Consumer Finance – 0.9%
American Express Co.	4,672	263,501
Capital One Financial Corp.	1,616	121,944
SLM Corp.	1,617	66,135
Consumer Finance Total		451,580
Diversified Financial Services – 5.4%
Bank of America Corp. (c)	17,505	893,105
Chicago Mercantile Exchange Holdings, Inc., Class A	134	71,350
CIT Group, Inc.	750	39,690
Citigroup, Inc.	19,176	984,496
JPMorgan Chase & Co.	13,595	657,726
Moody’s Corp.	917	56,909
Diversified Financial Services Total		2,703,276
Insurance – 4.7%
ACE Ltd.	1,268	72,352
AFLAC, Inc.	1,925	90,591
Allstate Corp.	2,413	144,925
Ambac Financial Group, Inc.	411	35,506
American International Group, Inc.	10,181	684,367
AON Corp. (b)	1,156	43,882

7

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Chubb Corp. (b)	1,602	82,775
Cincinnati Financial Corp. (b)	676	28,662
Genworth Financial, Inc., Class A	1,725	60,272
Hartford Financial Services Group, Inc.	1,260	120,431
Lincoln National Corp.	1,071	72,603
Loews Corp.	1,754	79,684
Marsh & McLennan Companies, Inc.	2,173	63,647
MBIA, Inc.	526	34,448
MetLife, Inc.	2,940	185,661
Principal Financial Group, Inc.	1,053	63,043
Progressive Corp.	2,920	63,714
Prudential Financial, Inc.	1,834	165,537
SAFECO Corp.	410	27,236
St. Paul Travelers Companies, Inc.	2,639	136,621
Torchmark Corp. (b)	382	25,055
UnumProvident Corp.	1,334	30,722
XL Capital Ltd., Class A	703	49,182
Insurance Total		2,360,916
Real Estate Investment Trusts (REITs) – 1.3%
Apartment Investment & Management Co., Class A	375	21,634
Archstone-Smith Trust	850	46,138
AvalonBay Communities, Inc.	310	40,300
Boston Properties, Inc.	455	53,417
Developers Diversified Realty Corp.	500	31,450
Equity Residential Property Trust	1,141	55,030
Host Hotels & Resorts, Inc.	2,025	53,278
Kimco Realty Corp.	880	42,891
Plum Creek Timber Co., Inc.	691	27,239
ProLogis	1,015	65,904
Public Storage, Inc.	480	45,442
Simon Property Group, Inc.	865	96,231
Vornado Realty Trust	505	60,267
Real Estate Investment Trusts (REITs) Total		639,221
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A (a)	720	24,610
Realogy Corp. (a)(b)	860	25,464
Real Estate Management & Development Total		50,074

8

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 1.3%
Countrywide Financial Corp.	2,319	78,011
Fannie Mae	3,777	206,149
Freddie Mac	2,701	160,682
Hudson City Bancorp, Inc.	1,925	26,334
MGIC Investment Corp. (b)	323	19,031
Sovereign Bancorp, Inc. (b)	1,425	36,252
Washington Mutual, Inc.	3,483	140,644
Thrifts & Mortgage Finance Total		667,103
FINANCIALS TOTAL		10,746,035
HEALTH CARE – 11.8%
Biotechnology – 1.2%
Amgen, Inc. (a)	4,573	255,539
Biogen Idec, Inc. (a)	1,341	59,514
Celgene Corp. (a)(b)	1,475	77,378
Genzyme Corp. (a)	1,027	61,641
Gilead Sciences, Inc. (a)	1,815	138,847
Medimmune, Inc. (a)	931	33,879
Biotechnology Total		626,798
Health Care Equipment & Supplies – 1.7%
Bausch & Lomb, Inc. (b)	204	10,437
Baxter International, Inc.	2,553	134,466
Becton, Dickinson & Co.	959	73,737
Biomet, Inc. (b)	957	40,663
Boston Scientific Corp. (a)	4,623	67,218
C.R. Bard, Inc. (b)	401	31,884
Hospira, Inc. (a)	605	24,744
Medtronic, Inc.	4,510	221,261
St. Jude Medical, Inc. (a)	1,352	50,849
Stryker Corp.	1,160	76,931
Varian Medical Systems, Inc. (a)(b)	500	23,845
Zimmer Holdings, Inc. (a)	929	79,346
Health Care Equipment & Supplies Total		835,381
Health Care Providers & Services – 2.3%
Aetna, Inc.	2,009	87,974
AmerisourceBergen Corp.	747	39,404
Cardinal Health, Inc.	1,555	113,437
CIGNA Corp. (b)	375	53,497
Coventry Health Care, Inc. (a)	620	34,751
Express Scripts, Inc. (a)	530	42,782
Humana, Inc. (a)	647	37,539

9

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Laboratory Corp. of America Holdings (a)	490	35,589
Manor Care, Inc.	283	15,384
McKesson Corp.	1,154	67,555
Medco Health Solutions, Inc. (a)	1,120	81,234
Patterson Companies, Inc. (a)(b)	540	19,165
Quest Diagnostics, Inc.	622	31,019
Tenet Healthcare Corp. (a)	1,835	11,799
UnitedHealth Group, Inc.	5,298	280,635
WellPoint, Inc. (a)	2,392	193,991
Health Care Providers & Services Total		1,145,755
Health Care Technology – 0.0%
IMS Health, Inc.	772	22,898
Health Care Technology Total		22,898
Life Sciences Tools & Services – 0.3%
Applera Corp. - Applied Biosystems Group	714	21,113
Millipore Corp. (a)(b)	201	14,566
PerkinElmer, Inc.	477	11,553
Thermo Fisher Scientific, Inc. (a)	1,642	76,764
Waters Corp. (a)	394	22,852
Life Sciences Tools & Services Total		146,848
Pharmaceuticals – 6.3%
Abbott Laboratories	6,031	336,530
Allergan, Inc.	597	66,160
Barr Pharmaceuticals, Inc. (a)	415	19,235
Bristol-Myers Squibb Co.	7,915	219,720
Eli Lilly & Co.	3,861	207,374
Forest Laboratories, Inc. (a)(b)	1,234	63,477
Johnson & Johnson	11,327	682,565
King Pharmaceuticals, Inc. (a)	947	18,628
Merck & Co., Inc.	8,488	374,915
Mylan Laboratories, Inc. (b)	950	20,083
Pfizer, Inc.	27,728	700,409
Schering-Plough Corp.	5,827	148,647
Watson Pharmaceuticals, Inc. (a)(b)	397	10,493

10

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Wyeth	5,274	263,858
Pharmaceuticals Total		3,132,094
HEALTH CARE TOTAL		5,909,774
INDUSTRIALS – 10.8%
Aerospace & Defense – 2.5%
Boeing Co.	3,083	274,110
General Dynamics Corp.	1,600	122,240
Goodrich Corp.	485	24,968
Honeywell International, Inc.	3,134	144,352
L-3 Communications Holdings, Inc.	485	42,423
Lockheed Martin Corp.	1,388	134,664
Northrop Grumman Corp.	1,370	101,681
Raytheon Co.	1,735	91,018
Rockwell Collins, Inc.	653	43,705
United Technologies Corp.	3,885	252,525
Aerospace & Defense Total		1,231,686
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	675	32,231
FedEx Corp.	1,195	128,379
United Parcel Service, Inc., Class B	4,183	293,228
Air Freight & Logistics Total		453,838
Airlines – 0.1%
Southwest Airlines Co.	3,084	45,335
Airlines Total		45,335
Building Products – 0.1%
American Standard Companies, Inc.	675	35,789
Masco Corp.	1,535	42,059
Building Products Total		77,848
Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc. (a)(b)	991	12,477
Avery Dennison Corp.	366	23,519
Cintas Corp.	532	19,205
Equifax, Inc. (b)	486	17,715
Monster Worldwide, Inc. (a)	500	23,685
Pitney Bowes, Inc.	867	39,353
R.R. Donnelley & Sons Co.	846	30,955
Robert Half International, Inc. (b)	655	24,241
Waste Management, Inc.	2,085	71,745
Commercial Services & Supplies Total		262,895

11

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 0.1%
Fluor Corp.	344	30,864
Construction & Engineering Total		30,864
Electrical Equipment – 0.4%
Cooper Industries Ltd., Class A	708	31,853
Emerson Electric Co.	3,126	134,699
Rockwell Automation, Inc. (b)	639	38,257
Electrical Equipment Total		204,809
Industrial Conglomerates – 3.9%
3M Co.	2,869	219,278
General Electric Co. (d)	40,250	1,423,240
Textron, Inc.	491	44,092
Tyco International Ltd.	7,729	243,850
Industrial Conglomerates Total		1,930,460
Machinery – 1.6%
Caterpillar, Inc.	2,534	169,854
Cummins, Inc.	205	29,668
Danaher Corp.	922	65,877
Deere & Co.	877	95,277
Dover Corp.	795	38,804
Eaton Corp.	581	48,548
Illinois Tool Works, Inc.	1,611	83,128
Ingersoll-Rand Co., Ltd., Class A	1,196	51,871
ITT Corp.	722	43,551
Paccar, Inc. (b)	966	70,904
Pall Corp.	475	18,050
Parker Hannifin Corp.	461	39,789
Terex Corp. (a)	395	28,345
Machinery Total		783,666
Road & Rail – 0.7%
Burlington Northern Santa Fe Corp.	1,402	112,763
CSX Corp.	1,721	68,926
Norfolk Southern Corp.	1,547	78,278
Ryder System, Inc.	239	11,792
Union Pacific Corp.	1,049	106,526
Road & Rail Total		378,285

12

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	285	22,013
Trading Companies & Distributors Total		22,013
INDUSTRIALS TOTAL		5,421,699
INFORMATION TECHNOLOGY – 14.8%
Communications Equipment – 2.6%
ADC Telecommunications, Inc. (a)	457	7,650
Avaya, Inc. (a)(b)	1,768	20,880
Ciena Corp. (a)(b)	330	9,224
Cisco Systems, Inc. (a)	23,645	603,657
Corning, Inc. (a)	6,149	139,828
JDS Uniphase Corp. (a)(b)	825	12,565
Juniper Networks, Inc. (a)	2,230	43,887
Motorola, Inc.	9,348	165,179
QUALCOMM, Inc.	6,493	276,991
Tellabs, Inc. (a)	1,721	17,038
Communications Equipment Total		1,296,899
Computers & Peripherals – 3.7%
Apple Computer, Inc. (a)	3,367	312,828
Dell, Inc. (a)	8,879	206,081
EMC Corp.	8,261	114,415
Hewlett-Packard Co.	10,474	420,426
International Business Machines Corp.	5,895	555,663
Lexmark International, Inc., Class A (a)	380	22,215
NCR Corp. (a)	695	33,200
Network Appliance, Inc. (a)	1,459	53,283
QLogic Corp. (a)	615	10,455
SanDisk Corp. (a)	900	39,420
Sun Microsystems, Inc. (a)	14,095	84,711
Computers & Peripherals Total		1,852,697
Electronic Equipment & Instruments – 0.2%
Agilent Technologies, Inc. (a)	1,568	52,826
Jabil Circuit, Inc. (b)	720	15,415
Molex, Inc. (b)	555	15,651
Sanmina-SCI Corp. (a)	2,078	7,522
Solectron Corp. (a)	3,541	11,154
Tektronix, Inc.	322	9,068
Electronic Equipment & Instruments Total		111,636
Internet Software & Services – 1.4%
eBay, Inc. (a)	4,435	147,020
Google, Inc., Class A (a)	862	394,934

13

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
VeriSign, Inc. (a)	955	23,990
Yahoo!, Inc. (a)	4,773	149,347
Internet Software & Services Total		715,291
IT Services – 1.1%
Affiliated Computer Services, Inc., Class A (a)	385	22,669
Automatic Data Processing, Inc.	2,145	103,818
Cognizant Technology Solutions Corp., Class A (a)	555	48,990
Computer Sciences Corp. (a)(b)	671	34,979
Convergys Corp. (a)	535	13,594
Electronic Data Systems Corp.	2,016	55,803
Fidelity National Information Services, Inc.	630	28,640
First Data Corp.	2,959	79,597
Fiserv, Inc. (a)	674	35,762
Paychex, Inc.	1,319	49,951
Sabre Holdings Corp., Class A	518	16,965
Unisys Corp. (a)	1,342	11,313
Western Union Co.	3,014	66,157
IT Services Total		568,238
Office Electronics – 0.1%
Xerox Corp. (a)	3,714	62,729
Office Electronics Total		62,729
Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc. (a)(b)	2,162	28,236
Altera Corp.	1,387	27,726
Analog Devices, Inc.	1,308	45,113
Applied Materials, Inc.	5,465	100,119
Broadcom Corp., Class A (a)	1,851	59,361
Intel Corp.	22,574	431,841
KLA-Tencor Corp. (b)	778	41,483
Linear Technology Corp.	1,163	36,739
LSI Logic Corp. (a)(b)	3,011	31,435
Maxim Integrated Products, Inc. (b)	1,252	36,809
Micron Technology, Inc. (a)	2,965	35,817
National Semiconductor Corp.	1,100	26,554
Novellus Systems, Inc. (a)	482	15,434
NVIDIA Corp. (a)	1,385	39,860

14

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
PMC-Sierra, Inc. (a)(b)	843	5,909
Teradyne, Inc. (a)	741	12,256
Texas Instruments, Inc.	5,658	170,306
Xilinx, Inc. (b)	1,311	33,732
Semiconductors & Semiconductor Equipment Total		1,178,730
Software – 3.3%
Adobe Systems, Inc. (a)	2,300	95,910
Autodesk, Inc. (a)	905	34,028
BMC Software, Inc. (a)	797	24,540
CA, Inc. (b)	1,603	41,534
Citrix Systems, Inc. (a)	703	22,517
Compuware Corp. (a)(b)	1,271	12,062
Electronic Arts, Inc. (a)	1,203	60,583
Intuit, Inc. (a)	1,336	36,553
Microsoft Corp.	33,720	939,776
Novell, Inc. (a)	1,321	9,538
Oracle Corp. (a)	15,617	283,136
Symantec Corp. (a)	3,608	62,418
Software Total		1,622,595
INFORMATION TECHNOLOGY TOTAL		7,408,815
MATERIALS – 3.1%
Chemicals – 1.6%
Air Products & Chemicals, Inc.	857	63,384
Ashland, Inc.	221	14,498
Dow Chemical Co.	3,750	171,975
E.I. du Pont de Nemours & Co.	3,609	178,393
Eastman Chemical Co. (b)	317	20,076
Ecolab, Inc.	695	29,885
Hercules, Inc. (a)	468	9,145
International Flavors & Fragrances, Inc. (b)	306	14,449
Monsanto Co.	2,120	116,515
PPG Industries, Inc.	646	45,420
Praxair, Inc.	1,260	79,329
Rohm and Haas Co.	551	28,498
Sigma-Aldrich Corp.	527	21,881
Chemicals Total		793,448
Construction Materials – 0.1%
Vulcan Materials Co.	367	42,748
Construction Materials Total		42,748

15

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.2%
Ball Corp.	405	18,569
Bemis Co., Inc.	411	13,723
Pactiv Corp. (a)	517	17,444
Sealed Air Corp. (b)	630	19,908
Temple-Inland, Inc.	416	24,852
Containers & Packaging Total		94,496
Metals & Mining – 0.9%
Alcoa, Inc.	3,407	115,497
Allegheny Technologies, Inc. (b)	392	41,823
Freeport-McMoRan Copper & Gold, Inc., Class B	1,475	97,651
Newmont Mining Corp. (b)	1,754	73,650
Nucor Corp.	1,176	76,593
United States Steel Corp.	464	46,015
Metals & Mining Total		451,229
Paper & Forest Products – 0.3%
International Paper Co.	1,775	64,610
MeadWestvaco Corp.	706	21,773
Weyerhaeuser Co. (b)	822	61,436
Paper & Forest Products Total		147,819
MATERIALS TOTAL		1,529,740
TELECOMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 3.1%
AT&T, Inc.	24,449	964,024
CenturyTel, Inc.	424	19,161
Citizens Communications Co.	1,329	19,868
Embarq Corp.	583	32,852
Qwest Communications International, Inc. (a)(b)	6,141	55,208
Verizon Communications, Inc.	11,380	431,530
Windstream Corp. (b)	1,857	27,279
Diversified Telecommunication Services Total		1,549,922
Wireless Telecommunication Services – 0.6%
ALLTEL Corp.	1,408	87,296

16

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
Sprint Nextel Corp.	11,358	215,347
Wireless Telecommunication Services Total		302,643
TELECOMMUNICATION SERVICES TOTAL		1,852,565
UTILITIES – 3.7%
Electric Utilities – 1.9%
Allegheny Energy, Inc. (a)	642	31,548
American Electric Power Co., Inc.	1,542	75,172
Duke Energy Corp.	4,920	99,827
Edison International	1,271	62,444
Entergy Corp.	783	82,152
Exelon Corp.	2,613	179,539
FirstEnergy Corp.	1,242	82,270
FPL Group, Inc.	1,575	96,343
Pinnacle West Capital Corp.	387	18,673
PPL Corp.	1,514	61,923
Progress Energy, Inc. (b)	1,014	51,146
Southern Co.	2,921	107,055
Electric Utilities Total		948,092
Gas Utilities – 0.1%
Nicor, Inc. (b)	170	8,232
Questar Corp. (b)	335	29,885
Gas Utilities Total		38,117
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (a)	2,591	55,758
Constellation Energy Group, Inc.	702	61,039
Dynegy, Inc., Class A (a)	1,477	13,677
TXU Corp.	1,791	114,803
Independent Power Producers & Energy Traders Total		245,277
Multi-Utilities – 1.2%
Ameren Corp. (b)	804	40,441
CenterPoint Energy, Inc.	1,243	22,300
CMS Energy Corp.	865	15,397
Consolidated Edison, Inc.	1,000	51,060
Dominion Resources, Inc.	1,355	120,283
DTE Energy Co.	694	33,243
Integrys Energy Group, Inc. (b)	300	16,653
KeySpan Corp.	684	28,147
NiSource, Inc.	1,064	26,004
PG&E Corp.	1,362	65,744

17

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
Public Service Enterprise Group, Inc.	985	81,794
Sempra Energy	1,024	62,474
TECO Energy, Inc.	815	14,026
Xcel Energy, Inc. (b)	1,587	39,183
Multi-Utilities Total		616,749
UTILITIES TOTAL		1,848,235

Total Common Stocks (cost of $34,548,161)		49,724,481
Securities Lending Collateral – 6.4%
State Street Navigator Securities Lending Prime Portfolio (e)	3,191,916	3,191,916

Total Securities Lending Collateral (cost of $3,191,916)		3,191,916

	Par ($)
Short-Term Obligation – 0.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 3/30/07, due on 4/02/07, at 5.06%, collateralized by U.S. Government Obligations with various maturities to 2/15/21, market value of $122,856 (repurchase proceeds $111,047)	111,000	111,000

Total Short-Term Obligation (cost of $111,000)		111,000

Total Investments – 105.9% (cost of $37,851,077)(f)(g)		53,027,397

Other Assets & Liabilities, Net – (5.9)%		(2,958,841)

Net Assets – 100.0%		50,068,556

18

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at March 31, 2007. The total market value of securities on loan at March 31, 2007 was $3,113,210.

(c)	Investments in affiliates during the three months ended March 31, 2007:
	Security name: Bank of America Corp.

	Shares as of 12/31/06:			17,880
	Shares purchased:			—
	Shares sold:			(375)
	Shares as of 03/31/07:			17,505
	Net realized gain/loss:			$5,490
	Dividend income earned:			$9,803
	Value at end of period:			$893,105

(d)	Security pledged as collateral for open futures contracts.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $37,851,077.

(g)	Unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$16,712,143	$(1,535,823)	$15,176,320

At March 31, 2007, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index Futures	1	$357,800	$351,950	Jun-2007	$5,850

At March 31, 2007, the Fund had the following open short sale position:

				Unrealized
				Appreciation
Security	Shares	Cost	Value	(Depreciation)
Broadridge Financial Solutions, Inc.	536	$10,556	$10,556	$—

19

INVESTMENT PORTFOLIO

March 31, 2007 (Unaudited)	Columbia Small Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 100.1%
CONSUMER DISCRETIONARY – 11.6%
Auto Components – 1.1%
American Axle & Manufacturing Holdings, Inc.	57,300	1,567,155
BorgWarner, Inc.	25,690	1,937,540
Modine Manufacturing Co.	59,000	1,351,100
Auto Components Total		4,855,795
Distributors – 0.3%
Building Materials Holding Corp.	66,990	1,213,189
Distributors Total		1,213,189
Diversified Consumer Services – 0.4%
Regis Corp.	36,060	1,455,742
Diversified Consumer Services Total		1,455,742
Hotels, Restaurants & Leisure – 1.9%
Bob Evans Farms, Inc.	51,230	1,892,948
Landry’s Restaurants, Inc.	69,660	2,061,936
Multimedia Games, Inc. (a)	80,922	962,972
Scientific Games Corp., Class A (a)	71,380	2,343,405
Vail Resorts, Inc. (a)	18,990	1,031,727
Hotels, Restaurants & Leisure Total		8,292,988
Household Durables – 2.1%
American Greetings Corp., Class A	137,930	3,201,355
CSS Industries, Inc.	33,000	1,236,840
Ethan Allen Interiors, Inc.	40,460	1,429,857
Furniture Brands International, Inc.	105,500	1,664,790
Kimball International, Inc., Class B	84,760	1,634,173
Household Durables Total		9,167,015
Media – 0.3%
4Kids Entertainment, Inc. (a)	74,800	1,415,216
Media Total		1,415,216
Multiline Retail – 0.3%
99 Cents Only Stores (a)	72,740	1,071,460
Multiline Retail Total		1,071,460
Specialty Retail – 3.3%
America’s Car-Mart, Inc. (a)	147,047	1,964,548
Borders Group, Inc.	51,510	1,051,834
GameStop Corp., Class A (a)	82,360	2,682,465
Monro Muffler, Inc.	64,895	2,277,815
Payless Shoesource, Inc. (a)	50,320	1,670,624
Rent-A–Center, Inc. (a)	78,870	2,206,783

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
United Retail Group, Inc. (a)	72,400	870,248
Zale Corp. (a)	52,530	1,385,741
Specialty Retail Total		14,110,058
Textiles, Apparel & Luxury Goods – 1.9%
Delta Apparel, Inc.	47,210	821,454
Hampshire Group Ltd. (a)	86,957	1,400,008
Hartmarx Corp. (a)	161,866	1,197,808
K-Swiss, Inc., Class A	39,800	1,075,396
Stride Rite Corp.	77,670	1,195,341
Wolverine World Wide, Inc.	91,850	2,624,155
Textiles, Apparel & Luxury Goods Total		8,314,162
CONSUMER DISCRETIONARY TOTAL		49,895,625
CONSUMER STAPLES – 4.1%
Food & Staples Retailing – 1.2%
BJ’s Wholesale Club, Inc. (a)	47,540	1,608,278
Weis Markets, Inc.	76,380	3,414,186
Food & Staples Retailing Total		5,022,464
Food Products – 2.9%
American Italian Pasta Co., Class A	22,505	236,303
Flowers Foods, Inc.	56,663	1,709,523
Fresh Del Monte Produce, Inc.	92,570	1,856,028
J & J Snack Foods Corp.	41,998	1,658,501
Lancaster Colony Corp.	45,470	2,009,319
Lance, Inc.	61,500	1,244,760
Maui Land & Pineapple Co., Inc. (a)	41,640	1,505,286
Ralcorp Holdings, Inc. (a)	36,440	2,343,092
Food Products Total		12,562,812
CONSUMER STAPLES TOTAL		17,585,276
ENERGY – 5.8%
Energy Equipment & Services – 2.6%
Complete Production Services, Inc. (a)	34,960	696,054
Grey Wolf, Inc. (a)	237,300	1,589,910
Horizon Offshore, Inc. (a)	13,000	187,980
Lone Star Technologies, Inc. (a)	29,593	1,954,026
Lufkin Industries, Inc.	54,442	3,058,551
Oil States International, Inc. (a)	29,410	943,767
Superior Well Services, Inc. (a)	18,280	417,698

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
TriCo Marine Services, Inc. (a)	59,437	2,214,623
Energy Equipment & Services Total		11,062,609
Oil, Gas & Consumable Fuels – 3.2%
Alpha Natural Resources, Inc. (a)	70,130	1,096,132
Aurora Oil & Gas Corp. (a)	178,270	465,285
Bois d’Arc Energy, Inc. (a)	55,697	736,871
Comstock Resources, Inc. (a)	24,350	666,703
Harvest Natural Resources, Inc. (a)	139,510	1,358,827
Nordic American Tanker Shipping	47,461	1,720,461
Peabody Energy Corp.	34,460	1,386,671
Range Resources Corp.	89,390	2,985,626
Stone Energy Corp. (a)	32,470	964,034
Swift Energy Co. (a)	22,240	928,965
Western Refining, Inc.	43,251	1,687,654
Oil, Gas & Consumable Fuels Total		13,997,229
ENERGY TOTAL		25,059,838
FINANCIALS – 27.1%
Capital Markets – 0.8%
Piper Jaffray Companies, Inc. (a)	36,110	2,236,653
Thomas Weisel Partners Group, Inc. (a)	71,431	1,358,618
Capital Markets Total		3,595,271
Commercial Banks – 10.1%
BancFirst Corp.	28,598	1,325,517
BancTrust Financial Group, Inc.	69,578	1,472,270
Bank of Granite Corp.	99,271	1,778,936
Bryn Mawr Bank Corp.	66,807	1,546,582
Capitol Bancorp Ltd.	55,933	2,061,131
Central Pacific Financial Corp.	39,700	1,451,829
Chemical Financial Corp.	71,535	2,131,028
Citizens Banking Corp.	81,750	1,811,580
City Holding Co.	32,110	1,298,850
Columbia Banking System, Inc.	49,760	1,678,405
Community Trust Bancorp, Inc.	43,501	1,576,041
First Citizens BancShares, Inc., Class A	8,159	1,639,959
First Financial Corp.	52,650	1,629,518
First National Bank of Alaska	247	533,520
Mass Financial Corp., Class A (a)	154,340	432,152
Merchants Bancshares, Inc.	57,220	1,309,766
Northrim BanCorp, Inc.	55,770	1,648,003

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Park National Corp.	11,952	1,129,236
S&T Bancorp, Inc.	53,453	1,766,087
Sandy Spring Bancorp, Inc.	33,550	1,162,172
South Financial Group, Inc.	65,950	1,630,284
Sterling Bancorp NY	78,260	1,416,506
Susquehanna Bancshares, Inc.	83,420	1,934,510
Taylor Capital Group, Inc.	53,650	1,877,750
TriCo Bancshares	26,478	626,734
Trustmark Corp.	40,000	1,121,600
UMB Financial Corp.	72,710	2,745,530
Whitney Holding Corp.	84,950	2,597,771
Commercial Banks Total		43,333,267
Consumer Finance – 1.6%
Advance America Cash Advance Centers, Inc.	192,780	2,966,884
Cash America International, Inc.	99,700	4,087,700
Consumer Finance Total		7,054,584
Diversified Financial Services – 0.6%
Financial Federal Corp.	32,541	856,479
Medallion Financial Corp.	156,229	1,787,260
Diversified Financial Services Total		2,643,739
Insurance – 7.2%
American Physicians Capital, Inc. (a)	51,695	2,071,936
Baldwin & Lyons, Inc., Class B	54,671	1,391,377
CNA Surety Corp. (a)	103,990	2,194,189
Commerce Group, Inc.	79,350	2,383,674
Delphi Financial Group, Inc., Class A	76,259	3,067,900
Harleysville Group, Inc.	41,825	1,358,894
Horace Mann Educators Corp.	113,910	2,340,850
KMG America Corp. (a)	281,141	1,301,683
National Western Life Insurance Co., Class A	6,186	1,514,333
Navigators Group, Inc. (a)	72,017	3,613,093
Phoenix Companies, Inc.	158,930	2,205,948
ProCentury Corp.	130,980	3,038,736
RLI Corp.	37,057	2,035,541
United America Indemnity Ltd., Class A (a)	103,480	2,400,736
Insurance Total		30,918,890

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 5.8%
Colonial Properties Trust	33,650	1,536,795
Crescent Real Estate Equities Co.	122,300	2,453,338
Equity One, Inc.	55,220	1,463,330
Franklin Street Properties Corp.	115,942	2,223,767
Getty Realty Corp.	61,570	1,769,522
Healthcare Realty Trust, Inc.	63,540	2,370,042
Highland Hospitality Corp.	121,150	2,156,470
Lexington Corporate Properties Trust	99,655	2,105,710
Potlatch Corp.	48,300	2,211,174
Strategic Hotels & Resorts, Inc.	71,000	1,623,770
Sun Communities, Inc.	55,800	1,730,916
Universal Health Realty Income Trust	43,380	1,550,835
Urstadt Biddle Properties, Inc., Class A	90,710	1,774,288
Real Estate Investment Trusts (REITs) Total		24,969,957
Thrifts & Mortgage Finance – 1.0%
Corus Bankshares, Inc.	119,889	2,045,306
TrustCo Bank Corp. NY	122,730	1,175,754
Washington Federal, Inc.	45,700	1,072,122
Thrifts & Mortgage Finance Total		4,293,182
FINANCIALS TOTAL		116,808,890
HEALTH CARE – 8.9%
Health Care Equipment & Supplies – 2.5%
Analogic Corp.	22,370	1,406,626
DJO, Inc. (a)	29,740	1,127,146
Greatbatch, Inc. (a)	40,123	1,023,136
Haemonetics Corp. (a)	46,060	2,153,305
STERIS Corp.	107,080	2,844,045
Viasys Healthcare, Inc. (a)	36,860	1,252,871
Vital Signs, Inc.	18,010	936,160
Health Care Equipment & Supplies Total		10,743,289
Health Care Providers & Services – 4.4%
Amedisys, Inc. (a)	474	15,372
Cross Country Healthcare, Inc. (a)	99,000	1,804,770
Gentiva Health Services, Inc. (a)	103,940	2,096,470
Hooper Holmes, Inc. (a)	169,230	756,458
Kindred Healthcare, Inc. (a)	90,770	2,975,440
Owens & Minor, Inc.	49,960	1,835,031
Pediatrix Medical Group, Inc. (a)	83,600	4,770,216
RehabCare Group, Inc. (a)	43,630	692,408
Res-Care, Inc. (a)	102,340	1,790,950

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Symbion, Inc. (a)	70,180	1,376,230
U.S. Physical Therapy, Inc. (a)	60,160	837,427
Health Care Providers & Services Total		18,950,772
Life Sciences Tools & Services – 1.4%
Bio-Rad Laboratories, Inc., Class A (a)	27,390	1,912,918
PAREXEL International Corp. (a)	75,960	2,732,281
Varian, Inc. (a)	22,710	1,323,085
Life Sciences Tools & Services Total		5,968,284
Pharmaceuticals – 0.6%
Alpharma, Inc., Class A	70,720	1,702,937
Sciele Pharma, Inc. (a)	49,170	1,164,346
Pharmaceuticals Total		2,867,283
HEALTH CARE TOTAL		38,529,628
INDUSTRIALS – 19.2%
Aerospace & Defense – 2.4%
AAR Corp. (a)	95,223	2,624,346
Esterline Technologies Corp. (a)	65,290	2,681,460
Moog, Inc., Class A (a)	32,780	1,365,287
Precision Castparts Corp.	36,740	3,822,797
Aerospace & Defense Total		10,493,890
Airlines – 1.0%
AirTran Holdings, Inc. (a)	105,190	1,080,301
JetBlue Airways Corp. (a)	121,400	1,397,314
Skywest, Inc.	71,080	1,907,077
Airlines Total		4,384,692
Building Products – 1.5%
Goodman Global, Inc. (a)	61,236	1,078,978
Lennox International, Inc.	44,100	1,574,370
NCI Building Systems, Inc. (a)	59,210	2,826,685
Universal Forest Products, Inc.	20,870	1,034,109
Building Products Total		6,514,142
Commercial Services & Supplies – 4.6%
ABM Industries, Inc.	51,580	1,361,196
Casella Waste Systems, Inc., Class A (a)	99,790	973,950
CBIZ, Inc. (a)	90,004	639,028
Consolidated Graphics, Inc. (a)	57,940	4,290,457
Healthcare Services Group, Inc.	83,196	2,383,566
IKON Office Solutions, Inc.	78,050	1,121,579

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Korn/Ferry International (a)	68,090	1,561,985
Navigant Consulting, Inc. (a)	74,940	1,480,814
TeleTech Holdings, Inc. (a)	107,880	3,958,117
United Stationers, Inc. (a)	31,850	1,908,452
Commercial Services & Supplies Total		19,679,144
Construction & Engineering – 2.1%
EMCOR Group, Inc. (a)	44,130	2,602,787
KHD Humboldt Wedag International Ltd. (a)	121,640	4,950,748
Washington Group International, Inc. (a)	21,430	1,423,381
Construction & Engineering Total		8,976,916
Electrical Equipment – 1.9%
Belden CDT, Inc.	43,260	2,318,303
Genlyte Group, Inc. (a)	40,360	2,847,398
Woodward Governor Co.	74,970	3,086,515
Electrical Equipment Total		8,252,216
Machinery – 2.3%
Briggs & Stratton Corp.	55,200	1,702,920
EnPro Industries, Inc. (a)	71,600	2,581,180
Harsco Corp.	102,080	4,579,309
Kadant, Inc. (a)	31,753	805,256
Machinery Total		9,668,665
Road & Rail – 2.1%
Amerco, Inc. (a)	19,800	1,385,802
Dollar Thrifty Automotive Group, Inc. (a)	22,590	1,152,994
Genesee & Wyoming, Inc., Class A (a)	41,070	1,092,873
Heartland Express, Inc.	77,880	1,236,734
Ryder System, Inc.	30,510	1,505,363
Werner Enterprises, Inc.	142,010	2,580,322
Road & Rail Total		8,954,088
Trading Companies & Distributors – 1.0%
Kaman Corp.	63,650	1,483,682
Watsco, Inc.	53,460	2,730,202
Trading Companies & Distributors Total		4,213,884

7

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Transportation Infrastructure – 0.3%
Interpool, Inc.	60,535	1,478,265
Transportation Infrastructure Total		1,478,265
INDUSTRIALS TOTAL		82,615,902
INFORMATION TECHNOLOGY – 12.9%
Communications Equipment – 2.0%
Anaren, Inc. (a)	117,190	2,063,716
Andrew Corp. (a)	88,930	941,769
Black Box Corp.	27,626	1,009,454
Dycom Industries, Inc. (a)	85,590	2,230,476
Polycom, Inc. (a)	43,540	1,451,188
Tollgrade Communications, Inc. (a)	72,190	906,706
Communications Equipment Total		8,603,309
Computers & Peripherals – 1.1%
Electronics for Imaging, Inc. (a)	81,760	1,917,272
Emulex Corp. (a)	77,690	1,420,950
Imation Corp.	27,030	1,091,472
Mobility Electronics, Inc. (a)	116,410	362,035
Computers & Peripherals Total		4,791,729
Electronic Equipment & Instruments – 3.3%
Agilysys, Inc.	55,670	1,250,905
Anixter International, Inc. (a)	41,640	2,745,742
Benchmark Electronics, Inc. (a)	84,295	1,741,535
Brightpoint, Inc. (a)	176,974	2,024,582
Coherent, Inc. (a)	35,268	1,119,406
MTS Systems Corp.	49,690	1,929,960
NAM TAI Electronics, Inc.	114,170	1,478,501
Vishay Intertechnology, Inc. (a)	150,400	2,102,592
Electronic Equipment & Instruments Total		14,393,223
IT Services – 1.5%
Acxiom Corp.	48,409	1,035,469
CSG Systems International, Inc. (a)	26,205	655,649
MAXIMUS, Inc.	30,230	1,042,330
MPS Group, Inc. (a)	248,430	3,515,284
IT Services Total		6,248,732
Semiconductors & Semiconductor Equipment – 3.4%
Actel Corp. (a)	88,466	1,461,458
Advanced Energy Industries, Inc. (a)	51,480	1,083,139
Asyst Technologies, Inc. (a)	109,980	773,159

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
ATMI, Inc. (a)	23,270	711,364
Brooks Automation, Inc. (a)	45,192	775,043
Cabot Microelectronics Corp. (a)	20,340	681,593
Exar Corp. (a)	85,460	1,131,491
Fairchild Semiconductor International, Inc. (a)	66,210	1,107,031
MEMC Electronic Materials, Inc. (a)	33,430	2,025,190
OmniVision Technologies, Inc. (a)	38,141	494,307
Sigmatel, Inc. (a)	198,650	623,761
Standard Microsystems Corp. (a)	57,550	1,757,577
Varian Semiconductor Equipment Associates, Inc. (a)	22,555	1,203,986
Veeco Instruments, Inc. (a)	43,510	848,445
Semiconductors & Semiconductor Equipment Total		14,677,544
Software – 1.6%
Captaris, Inc. (a)	175,890	1,018,403
Lawson Software, Inc. (a)	70,740	572,287
MSC.Software Corp. (a)	112,330	1,544,537
Sybase, Inc. (a)	72,050	1,821,424
Transaction Systems Architects, Inc. (a)	59,140	1,915,545
Software Total		6,872,196
INFORMATION TECHNOLOGY TOTAL		55,586,733
MATERIALS – 6.5%
Chemicals – 1.7%
H.B. Fuller Co.	118,380	3,228,222
Minerals Technologies, Inc.	35,220	2,189,275
Sensient Technologies Corp.	81,120	2,091,274
Chemicals Total		7,508,771
Construction Materials – 0.6%
Eagle Materials, Inc.	55,620	2,482,321
Construction Materials Total		2,482,321
Containers & Packaging – 1.7%
AptarGroup, Inc.	41,820	2,799,013
Greif, Inc., Class A	38,356	4,261,735
Greif, Inc., Class B	3,188	327,790
Containers & Packaging Total		7,388,538
Metals & Mining – 1.7%
Carpenter Technology Corp.	20,670	2,496,109
Haynes International, Inc.	18,315	1,335,713
Metal Management, Inc.	33,960	1,568,952

9

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Worthington Industries, Inc.	83,190	1,712,050
Metals & Mining Total		7,112,824
Paper & Forest Products – 0.8%
Glatfelter Co.	117,710	1,755,056
Mercer International, Inc. (a)	153,100	1,831,076
Paper & Forest Products Total		3,586,132
MATERIALS TOTAL		28,078,586
TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
North Pittsburgh Systems, Inc.	53,330	1,160,994
Diversified Telecommunication Services Total		1,160,994
TELECOMMUNICATION SERVICES TOTAL		1,160,994
UTILITIES – 3.7%
Electric Utilities – 1.9%
ALLETE, Inc.	37,090	1,729,136
El Paso Electric Co. (a)	92,170	2,428,680
Maine & Maritimes Corp. (a)(b)	16,810	319,390
MGE Energy, Inc.	49,770	1,764,844
Otter Tail Corp.	56,610	1,938,326
Electric Utilities Total		8,180,376
Gas Utilities – 1.0%
Northwest Natural Gas Co.	47,380	2,163,844
WGL Holdings, Inc.	69,800	2,232,204
Gas Utilities Total		4,396,048
Multi-Utilities – 0.8%
CH Energy Group, Inc.	65,340	3,181,405
Multi-Utilities Total		3,181,405
UTILITIES TOTAL		15,757,829

Total Common Stocks (cost of $356,469,088)		431,079,301

	Par ($)
Short-Term Obligation – 0.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due on 04/02/07, at 5.060%, collateralized by a U.S. Treasury Obligation maturing 05/31/11, market value of $339,075 (repurchase proceeds $331,140)	331,000	331,000

Total Short-Term Obligation (cost of $331,000)		331,000

10

Total Investments – 100.2% (cost of $356,800,088)(c)(d)	431,410,301

Other Assets & Liabilities, Net – (0.2)%	(884,803)

Net Assets – 100.0%	430,525,498

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $356,800,088.

(d)	Unrealized appreciation and depreciation at March 31,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$89,017,827	$(14,407,614)	$74,610,213

11

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Small Company Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.2%
CONSUMER DISCRETIONARY – 16.5%
Diversified Consumer Services – 4.4%
Capella Education Co. (a)	13,100	439,374
Sotheby’s	26,642	1,185,036
Steiner Leisure Ltd. (a)	16,813	756,249
Strayer Education, Inc.	12,971	1,621,375
Diversified Consumer Services Total		4,002,034
Hotels, Restaurants & Leisure – 4.5%
Ambassadors Group, Inc.	14,010	465,692
California Pizza Kitchen, Inc. (a)	16,813	552,980
Pinnacle Entertainment, Inc. (a)	27,123	788,466
Ruth’s Chris Steak House (a)	43,962	895,066
Scientific Games Corp., Class A (a)	17,750	582,732
WMS Industries, Inc. (a)	20,690	811,876
Hotels, Restaurants & Leisure Total		4,096,812
Household Durables – 1.0%
Tempur-Pedic International, Inc.	33,034	858,554
Household Durables Total		858,554
Leisure Equipment & Products – 0.9%
Polaris Industries, Inc.	17,520	840,609
Leisure Equipment & Products Total		840,609
Media – 0.5%
National CineMedia, Inc. (a)	16,980	453,366
Media Total		453,366
Specialty Retail – 4.7%
Aeropostale, Inc. (a)	25,560	1,028,279
Hibbett Sporting Goods, Inc. (a)	19,340	552,930
Men’s Wearhouse, Inc.	20,450	962,172
New York & Co., Inc. (a)	66,630	1,052,088
Zumiez, Inc. (a)	16,748	671,930
Specialty Retail Total		4,267,399
Textiles, Apparel & Luxury Goods – 0.5%
CROCS, Inc. (a)	9,640	455,490
Textiles, Apparel & Luxury Goods Total		455,490
CONSUMER DISCRETIONARY TOTAL		14,974,264
CONSUMER STAPLES – 1.2%
Food & Staples Retailing – 0.9%
Andersons, Inc.	18,000	799,200
Food & Staples Retailing Total		799,200

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.3%
Physicians Formula Holdings, Inc. (a)	17,880	337,574
Personal Products Total		337,574
CONSUMER STAPLES TOTAL		1,136,774
ENERGY – 6.8%
Energy Equipment & Services – 2.8%
Dril-Quip, Inc. (a)	16,750	724,940
Superior Energy Services, Inc. (a)	23,542	811,493
Tetra Technologies, Inc. (a)	20,062	495,732
Universal Compression Holdings, Inc. (a)	7,530	509,630
Energy Equipment & Services Total		2,541,795
Oil, Gas & Consumable Fuels – 4.0%
Arena Resources, Inc. (a)	16,190	811,443
Berry Petroleum Co., Class A	26,250	804,825
Bill Barrett Corp. (a)	15,900	515,319
Carrizo Oil & Gas, Inc. (a)	21,890	765,274
World Fuel Services Corp.	17,230	797,060
Oil, Gas & Consumable Fuels Total		3,693,921
ENERGY TOTAL		6,235,716
FINANCIALS – 9.7%
Capital Markets – 2.5%
Affiliated Managers Group, Inc. (a)	5,702	617,812
GFI Group, Inc. (a)	18,460	1,254,726
HFF, Inc. (a)	8,807	132,105
Waddell & Reed Financial, Inc., Class A	9,740	227,137
Capital Markets Total		2,231,780
Commercial Banks – 1.8%
Alabama National Bancorporation	3,870	274,035
Columbia Banking System, Inc.	10,990	370,693
First Midwest Bancorp, Inc.	11,090	407,557
Sterling Bancshares, Inc.	30,230	337,971
Sterling Financial Corp.	7,170	223,632
Commercial Banks Total		1,613,888
Consumer Finance – 1.7%
Advanta Corp., Class B	9,310	408,150
First Cash Financial Services, Inc. (a)	51,400	1,145,192
Consumer Finance Total		1,553,342

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 0.2%
International Securities Exchange Holdings, Inc.	4,670	227,896
Diversified Financial Services Total		227,896
Insurance – 1.2%
ProAssurance Corp. (a)	12,608	644,899
Security Capital Assurance Ltd.	15,520	438,130
Insurance Total		1,083,029
Real Estate Investment Trusts (REITs) – 1.8%
Alexandria Real Estate Equities, Inc.	6,279	630,223
Corporate Office Properties Trust	4,010	183,177
Home Properties, Inc.	4,381	231,361
Mid-America Apartment Communities, Inc.	4,040	227,290
Washington Real Estate Investment Trust	10,830	405,259
Real Estate Investment Trusts (REITs) Total		1,677,310
Real Estate Management & Development – 0.5%
Jones Lang LaSalle, Inc.	4,220	440,062
Real Estate Management & Development Total		440,062
FINANCIALS TOTAL		8,827,307
HEALTH CARE – 19.0%
Biotechnology – 5.1%
Applera Corp. - Celera Group (a)	20,500	291,100
BioMarin Pharmaceuticals, Inc. (a)	26,160	451,522
Digene Corp. (a)	19,000	805,790
Lifecell Corp. (a)	26,310	656,961
Metabolix, Inc. (a)	12,149	202,038
Omrix Biopharmaceuticals, Inc. (a)	19,200	734,784
OSI Pharmaceuticals, Inc. (a)	7,910	261,030
Regeneron Pharmaceuticals, Inc. (a)	25,710	555,850
Senomyx, Inc. (a)	26,169	323,972
Theravance, Inc. (a)	11,200	330,400
Biotechnology Total		4,613,447
Health Care Equipment & Supplies – 4.8%
DJO, Inc. (a)	20,750	786,425
Haemonetics Corp. (a)	6,974	326,035
Hologic, Inc. (a)	25,611	1,476,218
Mentor Corp.	14,140	650,440
Meridian Bioscience, Inc.	33,462	928,905
West Pharmaceutical Services, Inc.	5,082	235,957
Health Care Equipment & Supplies Total		4,403,980

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 4.2%
AMN Healthcare Services, Inc. (a)	18,350	415,077
Pediatrix Medical Group, Inc. (a)	21,725	1,239,628
Psychiatric Solutions, Inc. (a)	37,310	1,503,966
Symbion, Inc. (a)	34,580	678,114
Health Care Providers & Services Total		3,836,785
Life Sciences Tools & Services – 4.5%
Dionex Corp. (a)	17,890	1,218,488
Exelixis, Inc. (a)	38,840	386,070
ICON PLC, ADR (a)	16,830	716,958
Illumina, Inc. (a)	11,205	328,306
Nektar Therapeutics (a)	37,652	491,735
Ventana Medical Systems, Inc. (a)	22,250	932,275
Life Sciences Tools & Services Total		4,073,832
Pharmaceuticals – 0.4%
Hi-Tech Pharmacal Co., Inc. (a)	29,206	325,647
Pharmaceuticals Total		325,647
HEALTH CARE TOTAL		17,253,691
INDUSTRIALS – 16.6%
Aerospace & Defense – 1.2%
BE Aerospace, Inc. (a)	34,400	1,090,480
Aerospace & Defense Total		1,090,480
Air Freight & Logistics – 0.6%
UTI Worldwide, Inc.	22,830	561,161
Air Freight & Logistics Total		561,161
Airlines – 1.6%
Copa Holdings SA, Class A	27,812	1,432,040
Airlines Total		1,432,040
Commercial Services & Supplies – 6.7%
Cenveo, Inc. (a)	18,350	445,905
FTI Consulting, Inc. (a)	20,380	684,564
Fuel Tech, Inc. (a)	12,980	319,957
Herman Miller, Inc.	23,780	796,392
IHS, Inc., Class A (a)	28,775	1,182,940
Interface, Inc., Class A	47,394	757,830
Mobile Mini, Inc. (a)	8,513	227,978
Pike Electric Corp. (a)	35,520	642,202
Waste Connections, Inc. (a)	36,090	1,080,535
Commercial Services & Supplies Total		6,138,303

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 1.9%
Infrasource Services, Inc. (a)	23,050	703,716
Quanta Services, Inc. (a)	38,940	982,067
Construction & Engineering Total		1,685,783
Electrical Equipment – 1.6%
General Cable Corp. (a)	26,894	1,436,947
Electrical Equipment Total		1,436,947
Machinery – 1.9%
Valmont Industries, Inc.	14,090	814,825
Wabtec Corp.	26,539	915,330
Machinery Total		1,730,155
Marine – 1.1%
American Commercial Lines, Inc. (a)	9,448	297,140
Kirby Corp. (a)	21,090	737,728
Marine Total		1,034,868
INDUSTRIALS TOTAL		15,109,737
INFORMATION TECHNOLOGY – 23.8%
Communications Equipment – 2.6%
Anaren, Inc. (a)	15,370	270,666
AudioCodes Ltd. (a)	61,124	413,198
CommScope, Inc. (a)	5,928	254,311
NICE Systems Ltd., ADR (a)	13,019	442,906
Polycom, Inc. (a)	22,690	756,258
Powerwave Technologies, Inc. (a)	47,280	269,023
Communications Equipment Total		2,406,362
Computers & Peripherals – 1.0%
Brocade Communications Systems, Inc. (a)	13,980	133,090
Komag, Inc. (a)	22,870	748,535
Computers & Peripherals Total		881,625
Electronic Equipment & Instruments – 3.3%
Daktronics, Inc.	22,050	605,052
FLIR Systems, Inc. (a)	34,800	1,241,316
Itron, Inc. (a)	4,240	275,770
L-1 Identity Solutions, Inc. (a)	51,830	855,713
Electronic Equipment & Instruments Total		2,977,851
Internet Software & Services – 3.4%
aQuantive, Inc. (a)	24,884	694,512
CNET Networks, Inc. (a)	62,500	544,375
Equinix, Inc. (a)	5,200	445,276
Perficient, Inc. (a)	24,420	483,028
SINA Corp. (a)	6,800	228,548

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
Sohu.com, Inc. (a)	14,753	316,157
ValueClick, Inc. (a)	14,020	366,343
Internet Software & Services Total		3,078,239
IT Services – 1.6%
Euronet Worldwide, Inc. (a)	16,420	441,041
MPS Group, Inc. (a)	46,410	656,702
SRA International, Inc., Class A (a)	15,720	382,939
IT Services Total		1,480,682
Semiconductors & Semiconductor Equipment – 6.2%
Atheros Communications, Inc. (a)	35,019	838,005
Cymer, Inc. (a)	15,435	641,324
FEI Co. (a)	35,856	1,292,967
FormFactor, Inc. (a)	16,740	749,115
Microsemi Corp. (a)	20,212	420,612
Netlogic Microsystems, Inc. (a)	9,314	247,939
Tessera Technologies, Inc. (a)	35,452	1,408,862
Semiconductors & Semiconductor Equipment Total		5,598,824
Software – 5.7%
ANSYS, Inc. (a)	20,043	1,017,583
Aspen Technology, Inc. (a)	76,620	996,060
CDC Corp., Class A (a)	34,270	309,801
Macrovision Corp. (a)	20,748	519,737
Micros Systems, Inc. (a)	16,525	892,185
Progress Software Corp. (a)	15,157	472,898
Quality Systems, Inc.	8,470	338,800
The9 Ltd., ADR (a)	7,870	265,534
THQ, Inc. (a)	11,120	380,193
Software Total		5,192,791
INFORMATION TECHNOLOGY TOTAL		21,616,374
MATERIALS – 2.5%
Chemicals – 0.9%
Hercules, Inc. (a)	41,520	811,301
Chemicals Total		811,301
Metals & Mining – 1.6%
Royal Gold, Inc.	14,484	435,968
RTI International Metals, Inc. (a)	5,060	460,511

6

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Stillwater Mining Co. (a)	46,100	585,009
Metals & Mining Total		1,481,488
MATERIALS TOTAL		2,292,789
TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 0.8%
Cbeyond, Inc. (a)	24,150	708,319
Diversified Telecommunication Services Total		708,319
Wireless Telecommunication Services – 1.3%
Dobson Communications Corp., Class A (a)	76,480	656,963
SBA Communications Corp., Class A (a)	19,974	590,232
Wireless Telecommunication Services Total		1,247,195
TELECOMMUNICATION SERVICES TOTAL		1,955,514
Total Common Stocks (cost of $83,709,913)		89,402,166

	Par ($)
Short-Term Obligation – 1.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due 04/02/07 at 5.06%, collateralized by a U.S. Treasury Bond maturing 02/15/19, market value of $882,547 (repurchase proceeds $860,363)	860,000	860,000
Total Short-Term Obligation (cost of $860,000)		860,000
Total Investments – 99.2% (cost of $84,569,913)(b)(c)		90,262,166
Other Assets & Liabilities, Net – 0.8%		737,515
Net Assets – 100.0%		90,999,681

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $84,569,913.

(c)	Unrealized appreciation and depreciation at March 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,191,668	$(2,499,415)	$5,692,253

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
March 31, 2007 (Unaudited)	Columbia Strategic Income Fund, Variable Series

			Par ($)	Value ($)*
Government & Agency Obligations – 53.3%
FOREIGN GOVERNMENT OBLIGATIONS – 32.1%
Aries Vermoegensverwaltungs GmbH
	6.919% 10/25/07(a)	EUR	250,000	339,874
	7.750% 10/25/09(b)		250,000	361,130
Corp. Andina de Fomento
	6.375% 06/18/09		510,000	707,277
European Investment Bank
	0.508% 09/21/11	JPY	80,000,000	678,737
	4.600% 01/30/37(b)	CAD	500,000	431,832
	5.500% 12/07/11	GBP	380,000	746,566
Federal Republic of Brazil
	6.000% 01/17/17	USD	650,000	656,500
	7.375% 02/03/15	EUR	450,000	688,297
	8.750% 02/04/25	USD	352,000	452,320
	11.000% 08/17/40		410,000	553,090
	12.500% 01/05/22	BRL	350,000	198,248
Federal Republic of Germany
	4.250% 07/04/14	EUR	830,000	1,122,848
	5.000% 07/04/12		555,000	774,863
	6.000% 06/20/16		670,000	1,026,686
Government of Canada
	4.500% 06/01/15	CAD	1,075,000	957,676
	10.000% 06/01/08		1,406,000	1,298,988
Government of New Zealand
	6.000% 11/15/11	NZD	540,000	376,388
Kingdom of Norway
	5.500% 05/15/09	NOK	7,340,000	1,225,520
	6.000% 05/16/11		6,520,000	1,126,717
Kingdom of Spain
	5.500% 07/30/17	EUR	1,110,000	1,651,002
Kingdom of Sweden
	5.000% 01/28/09	SEK	9,220,000	1,347,983
	6.750% 05/05/14		8,170,000	1,369,506
Kreditanst Fur Wie
	0.325% 08/08/11	JPY	80,000,000	678,933
Philippine Government International Bond
	6.375% 01/15/32	USD	305,000	296,231
Province of Ontario
	4.400% 03/08/16	CAD	780,000	678,489

1

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Province of Quebec
	6.000% 10/01/12		230,000	216,226
Queensland Treasury Corp.
	5.500% 05/14/10	AUD	1,490,000	1,175,425
Republic of Bulgaria
	8.250% 01/15/15	USD	700,000	828,940
Republic of Colombia
	8.125% 05/21/24		245,000	285,425
	9.750% 04/09/11		459,655	497,806
	11.375% 01/31/08	EUR	365,000	514,402
Republic of France
	4.000% 04/25/14		945,000	1,257,468
	4.750% 10/25/12		550,000	759,661
Republic of Panama
	8.875% 09/30/27	USD	795,000	1,012,830
Republic of Peru
	7.500% 10/14/14	EUR	315,000	484,964
	9.875% 02/06/15	USD	110,000	139,865
Republic of Poland
	5.750% 03/24/10	PLN	2,345,000	831,647
Republic of South Africa
	6.500% 06/02/14	USD	1,090,000	1,160,850
	13.000% 08/31/10	ZAR	2,070,000	325,231
Republic of Venezuela
	7.000% 03/16/15	EUR	200,000	280,539
	9.250% 09/15/27	USD	400,000	503,000
Russian Federation
	5.000% 03/31/30(c) (7.500% 03/31/07)		645,000	732,011
	11.000% 07/24/18		320,000	461,696
	12.750% 06/24/28		515,000	934,519
United Kingdom Treasury
	8.000% 06/07/21	GBP	280,000	726,628
	9.000% 07/12/11		515,000	1,156,014
United Mexican States
	8.375% 01/14/11	USD	1,095,000	1,212,165
	11.375% 09/15/16		730,000	1,046,455

2

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Western Australia Treasury Corp.
	8.000% 06/15/13	AUD	850,000	745,343
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				37,034,811
U.S. GOVERNMENT AGENCIES – 0.4%
Federal Farm Credit Bank
	5.000% 08/25/10	USD	500,000	497,033
U.S. GOVERNMENT AGENCIES TOTAL				497,033
U.S. GOVERNMENT OBLIGATIONS – 20.8%
U.S. Treasury Bonds
	7.500% 11/15/24(d)		1,310,000	1,704,944
	8.750% 05/15/17(d)		4,911,000	6,492,111
	8.875% 02/15/19(d)		300,000	409,922
	10.375% 11/15/12(d)		500,000	515,957
	12.500% 08/15/14(d)		8,100,000	9,538,698
U.S. Treasury Notes
	5.000% 02/15/11(d)		5,205,000	5,294,255
U.S. GOVERNMENT OBLIGATIONS TOTAL				23,955,887

	Total Government & Agency Obligations (cost of $58,352,787)			61,487,731
Corporate Fixed-Income Bonds & Notes – 38.1%
BASIC MATERIALS – 3.5%
Chemicals – 1.4%
Agricultural Chemicals – 0.2%
Mosaic Co.
	7.625% 12/01/16(b)		200,000	211,000
			211,000
Chemicals-Diversified – 0.9%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14		76,000	86,330
EquiStar Chemicals LP
	10.625% 05/01/11		120,000	126,600
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	90,000	123,833
	7.875% 11/15/14(b)	USD	90,000	93,038
Ineos Group Holdings PLC
	7.875% 02/15/16(b)	EUR	55,000	68,696
	8.500% 02/15/16(b)	USD	70,000	67,025
Innophos Investments Holdings, Inc.
	PIK,
	13.374% 02/15/15		53,183	55,576

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Chemicals-Diversified – (continued)
Lyondell Chemical Co.
	8.000% 09/15/14	120,000	125,700
	8.250% 09/15/16	155,000	165,850
NOVA Chemicals Corp.
	6.500% 01/15/12	185,000	176,213
			1,088,861
Chemicals-Specialty – 0.3%
Chemtura Corp.
	6.875% 06/01/16	160,000	154,800
MacDermid, Inc.
	9.500% 04/15/17(b)(e)	85,000	87,125
Rhodia SA
	8.875% 06/01/11	99,000	103,207
			345,132
Chemicals Total			1,644,993
Forest Products & Paper – 0.8%
Paper & Related Products – 0.8%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	155,000	145,700
Boise Cascade LLC
	7.125% 10/15/14	55,000	54,450
Domtar, Inc.
	7.125% 08/15/15	145,000	144,275
Georgia-Pacific Corp.
	8.000% 01/15/24	235,000	236,175
Neenah Paper, Inc.
	7.375% 11/15/14	85,000	82,025
NewPage Corp.
	10.000% 05/01/12	70,000	76,562
	12.000% 05/01/13	40,000	43,400
Norske Skog
	7.375% 03/01/14	45,000	43,538
	8.625% 06/15/11	90,000	91,350
			917,475
Forest Products & Paper Total			917,475

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Iron/Steel – 0.2%
Steel-Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	105,000	107,362
			107,362
Steel-Specialty – 0.1%
UCAR Finance, Inc.
	10.250% 02/15/12	83,000	87,150
			87,150
Iron/Steel Total			194,512
Metals & Mining – 1.1%
Diversified Minerals – 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(b)	230,000	264,500
			264,500
Metal-Diversified – 0.2%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	235,000	254,094
			254,094
Non-Ferrous Metals – 0.7%
Codelco, Inc.
	5.500% 10/15/13	730,000	736,394
			736,394
Metals & Mining Total			1,254,988
BASIC MATERIALS TOTAL			4,011,968
COMMUNICATIONS – 7.9%
Media – 3.2%
Broadcast Services/Programs – 0.2%
Clear Channel Communications, Inc.
	4.900% 05/15/15	100,000	84,076
	5.500% 12/15/16	165,000	139,194
			223,270
Cable TV – 1.3%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	150,000	153,375
Cablevision Systems Corp.
	8.000% 04/15/12	95,000	96,425
Charter Communications Holdings I LLC
	9.920% 04/01/14	260,000	231,400
	11.000% 10/01/15	125,000	129,687
CSC Holdings, Inc.
	7.625% 04/01/11	230,000	235,750

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
DirecTV Holdings LLC
	6.375% 06/15/15	190,000	180,500
EchoStar DBS Corp.
	6.625% 10/01/14	200,000	201,250
Insight Midwest LP
	9.750% 10/01/09	10,000	10,163
	9.750% 10/01/09	60,000	60,975
Telenet Group Holding NV
	(f) 06/15/14 (11.500% 12/15/08)(b)	181,000	169,687
			1,469,212
Multimedia – 0.5%
Advanstar Communications, Inc.
	15.000% 10/15/11	185,000	193,325
Lamar Media Corp.
	6.625% 08/15/15	185,000	180,375
Quebecor Media, Inc.
	7.750% 03/15/16	165,000	169,538
			543,238
Publishing-Periodicals – 0.9%
Dex Media West LLC
	9.875% 08/15/13	271,000	295,728
Dex Media, Inc.
	(f) 11/15/13 (9.000% 11/15/08)	160,000	149,000
Idearc, Inc.
	8.000% 11/15/16(b)	165,000	169,744
PriMedia, Inc.
	8.000% 05/15/13	170,000	175,950
R.H. Donnelley Corp.
	8.875% 01/15/16	80,000	85,000
Reader’s Digest Association, Inc.
	9.000% 02/15/17(b)	160,000	154,000
			1,029,422
Radio – 0.1%
CMP Susquehanna Corp.
	9.875% 05/15/14(b)	155,000	158,875
			158,875

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Television – 0.2%
Umbrella Acquisition, Inc.
	PIK,
	9.750% 03/15/15(b)	240,000	239,100
			239,100
Media Total			3,663,117
Telecommunication Services – 4.7%
Cellular Telecommunications – 2.1%
Cricket Communications, Inc.
	9.375% 11/01/14(b)	260,000	275,600
Digicel Ltd.
	PIK,
	9.125% 01/15/15(b)	260,000	248,950
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	230,000	244,088
	9.875% 11/01/12	140,000	152,600
Horizon PCS, Inc.
	11.375% 07/15/12	70,000	77,525
iPCS Escrow Co.
	11.500% 05/01/12	105,000	115,500
MetroPCS Wireless, Inc.
	9.250% 11/01/14(b)	260,000	274,950
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	100,000	98,500
Rogers Wireless, Inc.
	9.750% 06/01/16	230,000	289,800
Rural Cellular Corp.
	9.750% 01/15/10	45,000	46,350
	11.110% 11/01/12(a)	165,000	171,600
US Unwired, Inc.
	10.000% 06/15/12	200,000	218,397
Wind Acquisition Financial SA
	PIK,
	12.610% 12/21/11(g)	260,000	266,500
			2,480,360
Satellite Telecommunications – 0.6%
Inmarsat Finance II PLC
	(f) 11/15/12 (10.375% 11/15/08)	255,000	240,975
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(b)	205,000	232,675

7

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Satellite Telecommunications – (continued)
Intelsat Intermediate Holdings Co., Ltd.
	(f) 02/01/15 (9.250% 02/01/10)		100,000	83,000
PanAmSat Corp.
	9.000% 08/15/14		133,000	143,973
				700,623
Telecommunication Equipment – 0.2%
Lucent Technologies, Inc.
	6.450% 03/15/29		210,000	189,525
				189,525
Telecommunication Services – 0.7%
Embarq Corp.
	7.082% 06/01/16		65,000	66,270
	7.995% 06/01/36		65,000	67,120
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	115,000	167,449
Syniverse Technologies, Inc.
	7.750% 08/15/13	USD	145,000	142,462
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		170,000	181,900
West Corp.
	11.000% 10/15/16(b)		215,000	226,825
				852,026
Telephone-Integrated – 1.1%
Cincinnati Bell, Inc.
	7.000% 02/15/15		165,000	163,762
Citizens Communications Co.
	7.875% 01/15/27(b)		140,000	143,150
Qwest Communications International, Inc.
	7.500% 02/15/14		150,000	154,500
Qwest Corp.
	7.500% 10/01/14		70,000	73,850
	7.500% 06/15/23		295,000	299,794
	8.875% 03/15/12		175,000	193,375

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – (continued)
Windstream Corp.
	8.625% 08/01/16	220,000	240,625
			1,269,056
Telecommunication Services Total			5,491,590
COMMUNICATIONS TOTAL			9,154,707
CONSUMER CYCLICAL – 6.4%
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Broder Brothers Co.
	11.250% 10/15/10	115,000	117,300
Hanesbrands, Inc.
	8.734% 12/15/14(a)(b)	95,000	96,781
Levi Strauss & Co.
	9.750% 01/15/15	230,000	252,425
Phillips-Van Heusen Corp.
	7.250% 02/15/11	95,000	97,138
	8.125% 05/01/13	60,000	63,000
			626,644
Apparel Total			626,644
Auto Manufacturers – 0.3%
Auto-Cars/Light Trucks – 0.3%
Ford Motor Co.
	7.450% 07/16/31	160,000	123,800
General Motors Corp.
	8.375% 07/15/33	225,000	201,938
			325,738
Auto Manufacturers Total			325,738
Auto Parts & Equipment – 0.7%
Auto/Truck Parts & Equipment-Original – 0.3%
ArvinMeritor, Inc.
	8.125% 09/15/15	80,000	79,400
HLI Operating Co., Inc.
	10.500% 06/15/10	120,000	127,050
TRW Automotive, Inc.
	7.000% 03/15/14(b)	140,000	137,200
			343,650

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Auto/Truck Parts & Equipment- Replacement – 0.2%
Commercial Vehicle Group
	8.000% 07/01/13	160,000	161,600
			161,600
Rubber-Tires – 0.2%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(b)	75,000	80,625
	9.000% 07/01/15	145,000	159,137
			239,762
Auto Parts & Equipment Total			745,012
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15	100,000	100,000
			100,000
Distribution/Wholesale Total			100,000
Entertainment – 0.6%
Gambling (Non-Hotel) – 0.2%
Global Cash Access LLC
	8.750% 03/15/12	152,000	159,220
			159,220
Music – 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	170,000	167,450
Warner Music Group
	7.375% 04/15/14	135,000	128,588
WMG Holdings Corp.
	(f) 12/15/14 (9.500% 12/15/09)	110,000	84,150
			380,188
Resorts/Theme Parks – 0.1%
Six Flags, Inc.
	9.625% 06/01/14	155,000	145,700
			145,700
Entertainment Total			685,108
Home Builders – 0.2%
Building-Residential/Commercial – 0.2%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	160,000	140,000

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
Building-Residential/Commercial – (continued)
KB Home
	5.875% 01/15/15	145,000	127,963
			267,963
Home Builders Total			267,963
Home Furnishings – 0.1%
Home Furnishings – 0.1%
Sealy Mattress Co.
	8.250% 06/15/14	90,000	94,725
			94,725
Home Furnishings Total			94,725
Housewares – 0.1%
Housewares – 0.1%
Vitro SA de CV
	9.125% 02/01/17(b)	85,000	87,125
			87,125
Housewares Total			87,125
Leisure Time – 0.4%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	245,000	253,162
			253,162
Leisure & Recreational Products – 0.1%
K2, Inc.
	7.375% 07/01/14	120,000	119,100
			119,100
Recreational Centers – 0.1%
Town Sports International, Inc.
	(f) 02/01/14 (11.000% 02/01/09)	146,000	130,670
			130,670
Leisure Time Total			502,932
Lodging – 2.3%
Casino Hotels – 2.3%
Buffalo Thunder Development Authority
	9.375% 12/15/14(b)	95,000	96,900
Caesars Entertainment, Inc.
	7.875% 03/15/10	100,000	104,500

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Chukchansi Economic Development Authority
	8.877% 11/15/12(a)(b)	140,000	143,500
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	90,000	94,275
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	240,000	262,200
Greektown Holdings LLC
	10.750% 12/01/13(b)	170,000	181,900
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	60,000	51,750
Jacobs Entertainment, Inc.
	9.750% 06/15/14	120,000	122,700
Las Vegas Sands Corp.
	6.375% 02/15/15	215,000	205,325
MGM Mirage
	7.625% 01/15/17	310,000	313,875
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	20,000	19,950
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	195,000	200,850
Pokagon Gaming Authority
	10.375% 06/15/14(b)	100,000	110,250
Seminole Hard Rock Entertainment, Inc.
	7.848% 03/15/14(a)(b)	145,000	147,900
Snoqualmie Entertainment Authority
	9.125% 02/01/15(b)	30,000	30,937
	9.150% 02/01/14(a)(b)	30,000	30,525
Station Casinos, Inc.
	6.625% 03/15/18	315,000	280,350
Wimar Opco LLC
	9.625% 12/15/14(b)	100,000	100,375
Wynn Las Vegas LLC
	6.625% 12/01/14	90,000	89,100
			2,587,162
Lodging Total			2,587,162

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 1.0%
Retail-Arts & Crafts – 0.1%
Michaels Stores, Inc.
	11.375% 11/01/16(b)	100,000	107,750
			107,750
Retail-Automobiles – 0.4%
Asbury Automotive Group, Inc.
	7.625% 03/15/17(b)	15,000	15,037
	8.000% 03/15/14	200,000	204,500
AutoNation, Inc.
	7.000% 04/15/14	65,000	65,650
	7.360% 04/15/13(a)	40,000	40,400
United Auto Group, Inc.
	7.750% 12/15/16(b)	165,000	166,650
			492,237
Retail-Drug Stores – 0.1%
Rite Aid Corp.
	7.500% 01/15/15	135,000	134,663
			134,663
Retail-Propane Distributors – 0.1%
AmeriGas Partners LP
	7.125% 05/20/16	145,000	145,362
			145,362
Retail-Restaurants – 0.3%
Buffets, Inc.
	12.500% 11/01/14	105,000	109,200
Dave & Buster’s, Inc.
	11.250% 03/15/14	40,000	40,800
Landry’s Restaurants, Inc.
	7.500% 12/15/14	130,000	128,050
			278,050
Retail Total			1,158,062

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA
	9.250% 05/01/12(b)	125,000	133,125
			133,125
Textiles Total			133,125
CONSUMER CYCLICAL TOTAL			7,313,596
CONSUMER NON-CYCLICAL – 5.2%
Agriculture – 0.2%
Tobacco – 0.2%
Alliance One International, Inc.
	8.500% 05/15/12(b)	125,000	126,011
Reynolds American, Inc.
	7.625% 06/01/16	140,000	148,936
			274,947
Agriculture Total			274,947
Beverages – 0.1%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	80,000	81,600
			81,600
Beverages-Wine/Spirits – 0.0%
Constellation Brands, Inc.
	8.125% 01/15/12	25,000	25,875
			25,875
Beverages Total			107,475
Biotechnology – 0.1%
Medical-Biomedical/Gene – 0.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	185,000	190,550
			190,550
Biotechnology Total			190,550
Commercial Services – 1.4%
Commercial Services – 0.1%
Iron Mountain, Inc.
	7.750% 01/15/15	160,000	163,200
			163,200

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services-Finance – 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	115,000	118,450
			118,450
Funeral Services & Related Items – 0.1%
Service Corp. International
	6.750% 04/01/16	80,000	79,600
	7.375% 10/01/14	10,000	10,400
			90,000
Printing-Commercial – 0.3%
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	175,000	177,188
Quebecor World, Inc.
	9.750% 01/15/15(b)	110,000	115,500
			292,688
Private Corrections – 0.3%
Corrections Corp. of America
	6.250% 03/15/13	125,000	125,000
GEO Group, Inc.
	8.250% 07/15/13	200,000	208,500
			333,500
Rental Auto/Equipment – 0.5%
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	40,000	42,600
Ashtead Holdings PLC
	8.625% 08/01/15(b)	130,000	135,850
Hertz Corp.
	8.875% 01/01/14	80,000	86,200
Rental Services Corp.
	9.500% 12/01/14(b)	110,000	117,150
United Rentals North America, Inc.
	6.500% 02/15/12	160,000	159,600
	7.750% 11/15/13	75,000	77,062
			618,462
Commercial Services Total			1,616,300
Cosmetics/Personal Care – 0.3%
Cosmetics & Toiletries – 0.3%
DEL Laboratories, Inc.
	8.000% 02/01/12	165,000	153,863
Elizabeth Arden, Inc.
	7.750% 01/15/14	140,000	142,800

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – (continued)
Cosmetics & Toiletries – (continued)
Sally Holdings LLC
	10.500% 11/15/16(b)	80,000	82,200
			378,863
Cosmetics/Personal Care Total			378,863
Food – 0.5%
Food-Dairy Products – 0.1%
Dean Foods Co.
	7.000% 06/01/16	115,000	115,431
			115,431
Food-Miscellaneous/Diversified – 0.4%
Dole Food Co., Inc.
	8.625% 05/01/09	78,000	77,805
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	195,000	212,072
Reddy Ice Holdings, Inc.
	(f) 11/01/12 (10.500% 11/01/08)	150,000	136,500
			426,377
Food Total			541,808
Healthcare Products – 0.1%
Optical Supplies – 0.1%
Advanced Medical Optics, Inc.
	7.500% 05/01/17(b)	75,000	75,563
			75,563
Healthcare Products Total			75,563
Healthcare Services – 1.1%
Dialysis Centers – 0.1%
DaVita, Inc.
	7.250% 03/15/15	165,000	166,856
			166,856
Medical-Hospitals – 0.5%
HCA, Inc.
	9.250% 11/15/16(b)	165,000	177,994
	PIK,
	9.625% 11/15/16(b)	240,000	259,200

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Medical-Hospitals – (continued)
Tenet Healthcare Corp.
	9.875% 07/01/14	185,000	186,850
			624,044
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.
	7.625% 02/01/15	85,000	76,500
			76,500
MRI/Medical Diagnostic Imaging – 0.1%
MedQuest, Inc.
	11.875% 08/15/12	90,000	81,900
			81,900
Physician Practice Management – 0.3%
US Oncology Holdings, Inc.
	10.580% 03/15/15(a)	85,000	86,700
PIK,
	9.797% 03/15/12	210,000	212,100
			298,800
Healthcare Services Total			1,248,100
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.6%
American Greetings Corp.
	7.375% 06/01/16	125,000	128,906
Amscan Holdings, Inc.
	8.750% 05/01/14	185,000	181,762
Jarden Corp.
	7.500% 05/01/17	175,000	176,750
Jostens IH Corp.
	7.625% 10/01/12	165,000	167,888
			655,306
Household Products/Wares Total			655,306
Pharmaceuticals – 0.8%
Medical-Drugs – 0.3%
Elan Finance PLC
	8.875% 12/01/13(b)	215,000	218,494
Warner Chilcott Corp.
	8.750% 02/01/15	166,000	173,055
			391,549

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Medical-Generic Drugs – 0.3%
Mylan Laboratories, Inc.
	6.375% 08/15/15	285,000	281,437
			281,437
Pharmacy Services – 0.1%
Omnicare, Inc.
	6.750% 12/15/13	90,000	90,338
			90,338
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.
	7.125% 10/01/15	150,000	150,937
			150,937
Pharmaceuticals Total			914,261
CONSUMER NON-CYCLICAL TOTAL			6,003,173
ENERGY – 4.6%
Coal – 0.4%
Coal – 0.4%
Arch Western Finance LLC
	6.750% 07/01/13	125,000	122,969
Massey Energy Co.
	6.875% 12/15/13	175,000	166,031
Peabody Energy Corp.
	7.375% 11/01/16	85,000	89,462
			378,462
Coal Total			378,462
Oil & Gas – 3.3%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
	7.375% 07/15/14	110,000	112,750
			112,750
Oil Companies-Exploration & Production – 2.1%
Chesapeake Energy Corp.
	6.375% 06/15/15	45,000	44,775
	7.500% 06/15/14	170,000	178,075
Compton Petroleum Corp.
	7.625% 12/01/13	155,000	151,513
El Paso Production Holding Co.
	7.750% 06/01/13	130,000	135,850

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Forest Oil Corp.
	8.000% 12/15/11	130,000	135,525
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	131,000	137,223
Newfield Exploration Co.
	6.625% 04/15/16	120,000	120,000
OPTI Canada, Inc.
	8.250% 12/15/14(b)	145,000	150,800
PEMEX Finance Ltd.
	9.150% 11/15/18	310,000	375,983
	10.610% 08/15/17	215,000	278,382
PetroHawk Energy Corp.
	9.125% 07/15/13	145,000	154,425
Pogo Producing Co.
	6.625% 03/15/15	120,000	117,000
Quicksilver Resources, Inc.
	7.125% 04/01/16	120,000	118,200
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	335,000	339,640
			2,437,391
Oil Company-Integrated – 0.4%
Qatar Petroleum
	5.579% 05/30/11(b)	270,000	271,396
Tyumen Oil Co.
	11.000% 11/06/07	210,000	215,964
			487,360
Oil Refining & Marketing – 0.1%
Tesoro Corp.
	6.625% 11/01/15	120,000	121,500
			121,500
Oil-Field Services – 0.6%
Gazprom International SA
	6.510% 03/07/22(b)	100,000	101,500
	7.201% 02/01/20	548,409	575,144
			676,644
Oil & Gas Total			3,835,645

19

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas Services – 0.1%
Seismic Data Collection – 0.1%
Seitel, Inc.
	9.750% 02/15/14(b)	95,000	96,188
			96,188
Oil & Gas Services Total			96,188
Pipelines – 0.8%
Pipelines – 0.8%
Atlas Pipeline Partners LP
	8.125% 12/15/15	110,000	113,300
Colorado Interstate Gas Co.
	6.800% 11/15/15	55,000	58,492
El Paso Performance-Linked Trust
	7.750% 07/15/11(b)	45,000	47,869
MarkWest Energy Partners LP
	6.875% 11/01/14	160,000	155,200
	8.500% 07/15/16	65,000	67,763
Williams Companies, Inc.
	6.375% 10/01/10(b)	430,000	435,912
	8.125% 03/15/12	65,000	70,687
			949,223
Pipelines Total			949,223
ENERGY TOTAL			5,259,518
FINANCIALS – 2.9%
Diversified Financial Services – 2.6%
Finance-Auto Loans – 1.0%
Ford Motor Credit Co.
	8.000% 12/15/16	155,000	149,148
	9.875% 08/10/11	270,000	285,931
General Motors Acceptance Corp.
	6.875% 09/15/11	350,000	350,339
	8.000% 11/01/31	340,000	364,529
			1,149,947
Finance-Consumer Loans – 0.4%
SLM Corp.
	6.500% 06/15/10	NZD 725,000	498,997
			498,997
Finance-Investment Banker/Broker – 0.3%
E*Trade Financial Corp.
	8.000% 06/15/11	USD 175,000	184,187

20

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Investment Banker/Broker – (continued)
LaBranche & Co., Inc.
	11.000% 05/15/12	125,000	136,250
			320,437
Finance-Other Services – 0.2%
Pinnacle Foods Finance LLC
	9.250% 04/01/15(b)(e)	155,000	152,287
	10.625% 04/01/17(b)(e)	125,000	122,969
			275,256
Special Purpose Entity – 0.7%
NSG Holdings LLC
	7.750% 12/15/25(b)	145,000	151,525
Transneft
	5.670% 03/05/14(b)	610,000	600,935
			752,460
Diversified Financial Services Total			2,997,097
Real Estate Investment Trusts (REITs) – 0.3%
REITS-Hotels – 0.2%
Host Marriott LP
	6.750% 06/01/16	245,000	246,838
			246,838
REITS-Regional Malls – 0.1%
Rouse Co. LP
	6.750% 05/01/13(b)	140,000	142,678
			142,678
Real Estate Investment Trusts (REITs) Total			389,516
FINANCIALS TOTAL			3,386,613
INDUSTRIALS – 5.4%
Aerospace & Defense – 0.3%
Aerospace/Defense-Equipment – 0.2%
DRS Technologies, Inc.
	6.875% 11/01/13	150,000	151,500
Sequa Corp.
	9.000% 08/01/09	100,000	105,500
			257,000
Electronics-Military – 0.1%
L-3 Communications Corp.
	6.375% 10/15/15	110,000	109,037
			109,037
Aerospace & Defense Total			366,037

21

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – 0.2%
Building & Construction Products-Miscellaneous – 0.2%
NTK Holdings, Inc.
	(f) 03/01/14 (10.750% 09/01/09)	255,000	184,875
Ply Gem Industries, Inc.
	9.000% 02/15/12	110,000	95,425
			280,300
Building Materials Total			280,300
Electrical Components & Equipment – 0.3%
Wire & Cable Products – 0.3%
Belden CDT, Inc.
	7.000% 03/15/17(b)	180,000	183,604
General Cable Corp.
	7.125% 04/01/17(b)	75,000	75,469
	7.721% 04/01/15(a)(b)	75,000	75,000
			334,073
Electrical Components & Equipment Total			334,073
Electronics – 0.3%
Electronic Components-Miscellaneous – 0.3%
Flextronics International Ltd.
	6.250% 11/15/14	180,000	174,150
NXP BV/NXP Funding LLC
	9.500% 10/15/15(b)	105,000	108,412
			282,562
Electronics Total			282,562
Engineering & Construction – 0.1%
Building & Construction-Miscellaneous – 0.1%
Esco Corp.
	8.625% 12/15/13(b)	95,000	100,700
			100,700
Engineering & Construction Total			100,700
Environmental Control – 0.6%
Non-Hazardous Waste Disposal – 0.3%
Allied Waste North America, Inc.
	7.125% 05/15/16	165,000	167,888

22

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – (continued)
Non-Hazardous Waste Disposal – (continued)
	7.875% 04/15/13	200,000	207,500
			375,388
Recycling – 0.3%
Aleris International, Inc.
	10.000% 12/15/16(b)	80,000	83,600
PIK,
	9.000% 12/15/14(b)	130,000	137,150
Aventine Renewable Energy Holdings, Inc.
	10.000% 04/01/17(b)	95,000	98,206
			318,956
Environmental Control Total			694,344
Hand / Machine Tools – 0.1%
Machinery-Electrical – 0.1%
Baldor Electric Co.
	8.625% 02/15/17	100,000	105,750
			105,750
Hand / Machine Tools Total			105,750
Machinery-Construction & Mining – 0.1%
Machinery-Construction & Mining – 0.1%
Terex Corp.
	7.375% 01/15/14	150,000	154,500
			154,500
Machinery-Construction & Mining Total			154,500
Machinery-Diversified – 0.3%
Machinery-General Industry – 0.2%
Douglas Dynamics LLC
	7.750% 01/15/12(b)	125,000	116,250
Manitowoc Co., Inc.
	7.125% 11/01/13	90,000	91,800
			208,050
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	130,000	137,800
			137,800
Machinery-Diversified Total			345,850

23

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Metal Fabricate/Hardware – 0.2%
Metal Processors & Fabrication – 0.2%
Mueller Group, Inc.
	10.000% 05/01/12	130,000	140,400
Mueller Holdings, Inc.
	(f) 04/15/14 (14.750% 04/15/09)	97,000	88,270
TriMas Corp.
	9.875% 06/15/12	10,000	9,988
			238,658
Metal Fabricate/Hardware Total			238,658
Miscellaneous Manufacturing – 1.0%
Diversified Manufacturing Operators – 0.8%
Bombardier, Inc.
	6.300% 05/01/14(b)	255,000	242,250
Covalence Specialty Materials Corp.
	10.250% 03/01/16(b)	195,000	195,000
J.B. Poindexter & Co.
	8.750% 03/15/14	155,000	144,537
Koppers Holdings, Inc.
	(f) 11/15/14 (9.875% 11/15/09)	150,000	126,188
Trinity Industries, Inc.
	6.500% 03/15/14	235,000	232,650
			940,625
Miscellaneous Manufacturing – 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14(b)	90,000	92,475
Nutro Products, Inc.
	10.750% 04/15/14(b)	150,000	162,000
			254,475
Miscellaneous Manufacturing Total			1,195,100
Packaging & Containers – 0.9%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	185,000	192,400
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	395,000	411,787

24

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Metal/Glass – (continued)
Owens-Illinois, Inc.
	7.500% 05/15/10	80,000	81,200
			685,387
Containers-Paper/Plastic – 0.3%
Jefferson Smurfit Corp.
	8.250% 10/01/12	175,000	175,000
MDP Acquisitions PLC
	9.625% 10/01/12	50,000	53,125
Solo Cup Co.
	8.500% 02/15/14	70,000	59,588
			287,713
Packaging & Containers Total			973,100
Transportation – 1.0%
Transportation-Marine – 0.5%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(b)	160,000	166,600
Ship Finance International Ltd.
	8.500% 12/15/13	215,000	220,375
Stena AB
	7.500% 11/01/13	195,000	197,925
			584,900
Transportation-Railroad – 0.1%
TFM SA de CV
	9.375% 05/01/12	120,000	129,000
			129,000
Transportation-Services – 0.3%
CHC Helicopter Corp.
	7.375% 05/01/14	190,000	184,775
PHI, Inc.
	7.125% 04/15/13	135,000	128,925
			313,700

25

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Trucks – 0.1%
QDI LLC
	9.000% 11/15/10	125,000	120,000
			120,000
Transportation Total			1,147,600
INDUSTRIALS TOTAL			6,218,574
TECHNOLOGY – 0.7%
Computers – 0.1%
Computer Services – 0.1%
Sungard Data Systems, Inc.
	9.125% 08/15/13	80,000	85,800
			85,800
Computers Total			85,800
Semiconductors – 0.5%
Electronic Components-Semiconductors – 0.5%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	90,000	91,013
Freescale Semiconductor, Inc.
	10.125% 12/15/16(b)	240,000	240,600
PIK,
	9.125% 12/15/14(b)	235,000	233,237
			564,850
Semiconductors Total			564,850
Software – 0.1%
Transactional Software – 0.1%
Open Solutions, Inc.
	9.750% 02/01/15(b)	175,000	180,250
			180,250
Software Total			180,250
TECHNOLOGY TOTAL			830,900
UTILITIES – 1.5%
Electric – 1.5%
Electric-Generation – 0.4%
AES Corp.
	7.750% 03/01/14	210,000	220,500

26

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Generation – (continued)
Edison Mission Energy
	7.500% 06/15/13	190,000	196,175
			416,675
Electric-Integrated – 0.4%
CMS Energy Corp.
	6.875% 12/15/15	100,000	104,250
	8.500% 04/15/11	65,000	70,688
Mirant Mid Atlantic LLC
	8.625% 06/30/12	37,645	39,856
Nevada Power Co.
	9.000% 08/15/13	81,000	87,392
Sierra Pacific Resources
	6.750% 08/15/17	145,000	148,016
			450,202
Independent Power Producer – 0.7%
Calpine Generating Co. LLC
	14.370% 04/01/11(h)	80,000	84,800
Dynegy Holdings, Inc.
	7.125% 05/15/18	215,000	206,400
Mirant North America LLC
	7.375% 12/31/13	215,000	220,375
NRG Energy, Inc.
	7.250% 02/01/14	110,000	112,750
	7.375% 02/01/16	130,000	133,575
	7.375% 01/15/17	65,000	66,706
			824,606
Electric Total			1,691,483
UTILITIES TOTAL			1,691,483

	Total Corporate Fixed-Income Bonds & Notes (cost of $42,738,559)		43,870,532
Mortgage-Backed Securities – 3.4%
Federal Home Loan Mortgage Corp.
	8.000% 10/01/26	56,734	59,858
Federal National Mortgage Association
	6.000% 02/01/37	1,081,144	1,089,181
	6.500% 11/01/36	2,675,540	2,729,387

	Total Mortgage-Backed Securities (cost of $3,865,783)		3,878,426

27

		Par ($)	Value ($)
Asset-Backed Securities – 1.0%
Equity One ABS, Inc.
	4.205% 04/25/34	625,000	597,294
GMAC Mortgage Corp.
	4.865% 09/25/34	520,000	511,947

	Total Asset-Backed Securities (cost of $1,140,508)		1,109,241
Municipal Bonds – 0.3%
CALIFORNIA – 0.3%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(i)	350,000	369,757
CALIFORNIA TOTAL			369,757

	Total Municipal Bonds (cost of $350,000)		369,757
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.3%
Telecommunication Services – 0.3%
Telephone-Integrated – 0.3%
NTL Cable PLC
	8.750% 04/15/14	225,000	323,860
			323,860
Telecommunication Services Total			323,860

	Total Convertible Bonds (cost of $313,717)		323,860

		Shares
Common Stocks(j) – 0.0%
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (k)	2,000	—
Commercial Services & Supplies Total			—
Road & Rail – 0.0%
	Quality Distribution, Inc.	1,343	13,037
Road & Rail Total			13,037
INDUSTRIALS TOTAL			13,037

	Total Common Stocks (cost of $—)		13,037

28

		Units
Warrants(j) – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(l)	225	—
			—
		Units	Value ($)
Warrants(j) – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(k)	95	—
			—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			—

	Total Warrants (cost of $11,587)		—

		Shares
Securities Lending Collateral– 16.7%
	State Street Navigator Securities Lending Prime Portfolio (m)	19,264,651	19,264,651

	Total Securities Lending Collateral (cost of $19,264,651)		19,264,651

		Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/30/07, due on 04/02/07, at 5.060%, collateralized by a U.S. Treasury Note maturing 05/31/11, market value of $2,851,313 (repurchase proceeds $2,792,177)	2,791,000	2,791,000

	Total Short-Term Obligation (cost of $2,791,000)		2,791,000

	Total Investments – 115.5% (cost of $128,828,592)(n)(o)		133,108,235

	Other Assets & Liabilities, Net – (15.5)%		(17,862,770)

	Net Assets – 100.0%		115,245,465

29

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2007.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities, which are not illiquid, amounted to $13,114,616, which represents 11.4% of net assets.

Acquisition
	Security	Date	Par/Units	Cost	Value
	UbiquiTel, Inc.	04/11/00	225	11,400	—

(c)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

30

(d)	All or a portion of this security was on loan at 03/31/007. The total market value of securities on loan at 03/31/2007 is $18,852,034.

(e)	Security purchased on a delayed delivery basis.

(f)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g)	Loan participation agreement.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is (not) being accrued.  At March 31, 2007, the value of these securities amounted to $84,800, which represents 0.1% of net assets.

(i)	Illiquid security.

(j)	Non-income producing security.

(k)	Security has no value.

(l)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(m)	Investment made with cash collateral received from securities lending activity.

(n)	Cost for federal income tax purposes is $131,175,738.

(o)	Unrealized appreciation and depreciation at March 31, 2007 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$5,367,071	$(3,434,574)	$1,932,497

As of  March 31, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate Face	Settlement	Unrealized
Contracts to Sell	Value	Value	Date	(Depreciation)
CAD	$848,896	$866,408	04/09/07	$(17,512)
CAD	938,828	957,466	04/12/07	(18,638)
EUR	396,069	400,916	04/10/07	(4,847)
EUR	118,951	120,304	04/16/07	(1,353)
EUR	529,450	534,683	04/16/07	(5,233)
EUR	53,326	53,477	04/20/07	(151)
EUR	1,586,794	1,590,938	04/20/07	(4,144)
EUR	1,231,700	1,238,338	04/27/07	(6,638)
GBP	1,430,746	1,456,161	04/16/07	(25,415)
SEK	1,593,580	1,605,370	04/16/07	(11,790)
				$(95,721)

Acronym	Name
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

31

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 25, 2007